UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.
• iShares International High Yield Bond ETF | HYXU | Cboe BZX
• iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX
• iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX
• iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
• iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® International High Yield Bond ETF
Investment Objective
The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.96%	6.50%	0.97%	0.10%	6.50%	4.95%	1.01%
Fund Market	7.48	5.38	0.94	0.06	5.38	4.80	0.63
Index	8.33	6.69	1.28	0.38	6.69	6.59	3.90
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,079.60	$2.07	$1,000.00	$1,022.90	$2.01	0.40%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	7.5%
Ba	48.2
B	27.3
Caa	4.1
Ca	0.3
Not Rated	12.6
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
France	17.5%
Italy	13.8
United Kingdom	12.8
United States	12.6
Germany	10.6
Spain	5.7
Greece	4.6
Sweden	3.5
Luxembourg	3.2
Netherlands	2.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
Investment Objective
The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.14%	5.96%	1.65%	2.83%	5.96%	8.52%	32.15%
Fund Market	7.94	4.86	1.49	2.86	4.86	7.67	32.58
Index	8.39	6.41	1.96	3.29	6.41	10.18	38.16
Index Performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,081.40	$2.59	$1,000.00	$1,022.40	$2.51	0.50%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.4%
Aa	8.5
A	17.6
Baa	32.9
Ba	13.2
B	6.9
Caa	2.4
C	0.9
Not Rated	17.2
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
China	9.3%
Brazil	5.1
United Arab Emirates	5.0
Mexico	4.8
South Korea	4.7
Saudi Arabia	4.6
India	4.4
Colombia	4.1
Hong Kong	4.1
Chile	3.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

Fund Summary as of April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
Investment Objective
The iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.72%	14.45%	1.67%	3.00%	14.45%	8.63%	34.43%
Fund Market	13.15	13.24	1.56	2.90	13.24	8.06	33.07
Index	14.11	15.13	2.04	3.33	15.13	10.62	38.77
Index performance through March 01, 2020 reflects the performance of the Morningstar Emerging Markets High Yield Bond IndexSM which terminated on April 01, 2020. Index performance beginning on March 02, 2020 reflects the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,137.20	$2.66	$1,000.00	$1,022.40	$2.51	0.50%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	0.5%
A	0.1
Baa	9.3
Ba	33.0
B	28.6
Caa	8.8
Ca	6.8
C	0.7
Not Rated	12.2
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
Brazil	13.4%
Turkey	12.9
Mexico	8.5
Colombia	7.6
Argentina	5.3
South Africa	3.6
Oman	3.5
Dominican Republic	3.2
China	2.9
Egypt	2.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
Investment Objective
The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.96%	(0.56)%	(1.98)%	(1.77)%	(0.56)%	(9.51)%	(16.38)%
Fund Market	4.14	(0.87)	(2.16)	(1.88)	(0.87)	(10.32)	(17.29)
Index	1.67	(1.40)	(1.83)	(1.39)	(1.40)	(8.80)	(13.05)
Index performance through May 31, 2017 reflects the performance of the Bloomberg Emerging Markets Broad Local Currency Bond Index. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,039.60	$1.52	$1,000.00	$1,023.40	$1.51	0.30%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	3.6%
A	24.5
Baa	34.9
Ba	10.5
B	4.5
Not Rated	22.0
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
China	15.3%
Mexico	7.0
Indonesia	6.9
Malaysia	5.9
Brazil	5.7
Thailand	5.1
South Africa	4.6
Uruguay	4.6
Serbia	4.6
Peru	4.5

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

Fund Summary as of April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
Investment Objective
The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.83%	7.90%	2.42%	2.61%	7.90%	12.71%	29.33%
Fund Market	8.73	7.53	2.38	2.60	7.53	12.47	29.23
Index	8.75	7.90	2.54	2.76	7.90	13.35	31.34
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,088.30	$2.08	$1,000.00	$1,022.90	$2.01	0.40%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.8%
Ba	42.0
B	40.3
Caa	9.7
Ca	0.8
Not Rated	4.4
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
United States	65.1%
United Kingdom	5.7
France	5.2
Italy	3.9
Canada	3.7
Germany	3.4
Spain	1.7
Netherlands	1.6
Luxembourg	1.4
Israel	1.3

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

2024 iShares Semi-Annual Report to Shareholders

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
About Fund Performance/Disclosure of Expenses

Schedule of Investments (unaudited)
April 30, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83 (Call 11/09/28), (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR 100	$113,654
Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29 (Call 03/30/26)(a)	EUR 100	106,646
Benteler International AG, 9.38%, 05/15/28 (Call 05/15/25)(a)	EUR 100	113,993
		220,639
Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 05/10/24)(a)	EUR 100	101,246
Canada — 1.8%
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(c)	CAD 300	207,180
Cineplex Inc., 7.63%, 03/31/29 (Call 01/31/26)(c)	CAD 50	36,724
Mattamy Group Corp., 4.63%, 03/01/28 (Call 05/10/24)(a)	CAD 50	33,946
Mattr Corp., 7.25%, 04/02/31 (Call 04/02/27)(c)	CAD 40	28,954
Parkland Corp.
3.88%, 06/16/26 (Call 05/10/24)(c)	CAD 150	104,409
4.38%, 03/26/29 (Call 05/10/24)	CAD 75	49,968
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 05/10/24)(a)	EUR 100	102,197
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD 50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/30/24)(c)	CAD 25	18,033
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD 100	62,743
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD 150	101,106
4.50%, 01/15/30 (Call 10/15/24)	CAD 150	102,852
		848,112
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26), (1-year EUR Swap + 2.785%)(a)(b)	EUR 100	101,452
Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(a)	EUR 100	111,017
Denmark — 1.1%
Orsted A/S, 1.75%, (Call 09/09/27), (5-year EURIBOR ICE Swap + 1.952%)(a)(b)	EUR 100	95,572
Orsted AS
1.50%, (Call 08/18/30), (5-year EUR Swap + 1.860%)(a)(b)	EUR 100	83,600
2.50%, (Call 08/18/32), (5-year GUK + 2.136%)(a)(b)	GBP 100	89,690
5.13%, (Call 09/14/29), (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR 250	268,042
		536,904
Finland — 0.2%
Citycon Treasury BV, 1.25%, 09/08/26 (Call 06/08/26)(a)	EUR 100	97,306
France — 17.0%
Adevinta ASA
2.63%, 11/15/25 (Call 05/10/24)(a)	EUR 100	106,625
3.00%, 11/15/27 (Call 05/10/24)(a)	EUR 100	107,149
Air France-KLM
7.25%, 05/31/26 (Call 04/30/26)(a)	EUR 100	112,697
8.13%, 05/31/28 (Call 02/28/28)(a)	EUR 100	119,844
Security	Par (000)	Value
France (continued)
Altice France SA/France
3.38%, 01/15/28 (Call 05/10/24)(a)	EUR 100	$70,306
4.00%, 07/15/29 (Call 05/30/24)(a)	EUR 100	69,594
4.13%, 01/15/29 (Call 05/30/24)(a)	EUR 100	69,784
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR 100	69,621
5.88%, 02/01/27 (Call 05/10/24)(a)	EUR 200	154,684
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(a)	EUR 200	40,620
1.75%, 05/07/25 (Call 02/07/25)(a)	EUR 100	20,913
Banijay Entertainment SASU, 7.00%, 05/01/29 (Call 11/01/25)(a)	EUR 100	111,789
Banijay Group SAS, 6.50%, 03/01/26 (Call 05/30/24)(a)	EUR 100	106,947
CAB SELAS, 3.38%, 02/01/28 (Call 05/30/24)(a)	EUR 200	186,450
Cerba Healthcare SACA, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR 100	86,878
CGG SA, 7.75%, 04/01/27 (Call 05/10/24)(a)	EUR 100	99,878
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR 100	67,840
Cie Plastic Omnium SE, 4.88%, 03/13/29 (Call 12/13/28)(a)	EUR 100	106,683
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR 100	98,003
4.13%, 05/24/27 (Call 02/24/27)(a)	EUR 100	107,124
ELO SACA
2.88%, 01/29/26 (Call 10/29/25)(a)	EUR 100	102,674
3.25%, 07/23/27 (Call 04/23/27)(a)	EUR 100	99,890
4.88%, 12/08/28 (Call 09/08/28)(a)	EUR 100	101,988
5.88%, 04/17/28 (Call 01/17/28)(a)	EUR 100	106,431
6.00%, 03/22/29 (Call 12/22/28)(a)	EUR 200	211,137
Emeria SASU, 7.75%, 03/31/28 (Call 02/07/25)(a)	EUR 100	102,898
Eutelsat SA
1.50%, 10/13/28 (Call 07/13/28)(a)	EUR 100	77,852
2.25%, 07/13/27 (Call 04/13/27)(a)	EUR 100	87,859
EUTELSAT SA SR UNSECURED REGS 04/29 9.75, 9.75%, 04/13/29 (Call 04/13/26)(a)	EUR 100	108,109
Forvia SE
2.38%, 06/15/27 (Call 05/10/24)(a)	EUR 100	100,618
2.75%, 02/15/27 (Call 05/30/24)(a)	EUR 225	229,018
3.13%, 06/15/26 (Call 05/30/24)(a)	EUR 200	208,139
3.75%, 06/15/28 (Call 05/30/24)(a)	EUR 200	206,472
5.13%, 06/15/29 (Call 06/15/26)(a)	EUR 100	107,675
5.50%, 06/15/31 (Call 06/15/27)(a)	EUR 100	108,447
7.25%, 06/15/26 (Call 11/15/24)(a)	EUR 100	111,700
Goldstory SAS, 6.75%, 02/01/30 (Call 02/01/26)(a)	EUR 100	108,583
Holding d'Infrastructures des Metiers de l'Environnement, Series ., 0.63%, Series ., 09/16/28 (Call 06/16/28)(a)	EUR 100	89,288
Iliad Holding SASU
5.13%, 10/15/26 (Call 05/10/24)(a)	EUR 150	159,819
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR 100	105,200
iliad SA
1.88%, 04/25/25 (Call 01/25/25)(a)	EUR 200	208,847
1.88%, 02/11/28 (Call 11/11/27)(a)	EUR 100	96,824
2.38%, 06/17/26 (Call 03/17/26)(a)	EUR 100	102,485
5.38%, 06/14/27 (Call 03/14/27)(a)	EUR 100	108,582
5.38%, 02/15/29 (Call 11/15/28)(a)	EUR 100	107,656
5.63%, 02/15/30 (Call 11/15/29)(a)	EUR 100	108,812
IPD 3 BV, 8.00%, 06/15/28 (Call 06/15/25)(a)	EUR 100	112,898
Kapla Holding SAS, 3.38%, 12/15/26 (Call 05/10/24)(a)	EUR 100	103,000
La Financiere Atalian SASU, 8.50%, 06/30/28 (Call 05/15/24)	EUR 62	42,983

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Loxam SAS
2.88%, 04/15/26 (Call 05/10/24)(a)	EUR 100	$103,831
6.38%, 05/15/28 (Call 05/15/25)(a)	EUR 100	109,901
6.38%, 05/31/29 (Call 12/15/25)(a)	EUR 100	110,074
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR 100	102,363
6.50%, 11/17/27 (Call 11/17/25)(a)	EUR 100	112,550
Picard Groupe SAS, 3.88%, 07/01/26 (Call 05/30/24)(a)	EUR 200	207,372
Renault SA
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR 70	71,222
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR 200	205,944
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR 200	205,515
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR 200	202,537
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR 100	100,364
Rexel SA
2.13%, 12/15/28 (Call 12/15/24)(a)	EUR 100	98,099
5.25%, 09/15/30 (Call 09/15/26)(a)	EUR 100	109,963
SNF Group SACA, 2.00%, 02/01/26 (Call 05/10/24)(a)	EUR 100	102,952
Tereos Finance Groupe I SA
7.25%, 04/15/28 (Call 04/15/25)(a)	EUR 100	111,850
7.50%, 10/30/25 (Call 05/30/24)(a)	EUR 100	108,226
Valeo SE
1.00%, 08/03/28 (Call 05/03/28)(a)	EUR 200	183,929
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR 100	103,265
4.50%, 04/11/30 (Call 01/11/30)(a)	EUR 100	104,444
5.38%, 05/28/27 (Call 02/28/27)(a)	EUR 100	109,289
5.88%, 04/12/29 (Call 01/12/29)(a)	EUR 100	111,555
		8,114,558
Germany — 10.3%
alstria office REIT-AG, 1.50%, 06/23/26 (Call 03/23/26)(a)	EUR 100	93,402
Bayer AG
3.13%, 11/12/79 (Call 08/12/27)(a)(b)	EUR 100	94,004
5.38%, 03/25/82 (Call 06/25/30), (5-year EUR Swap + 4.458%)(a)(b)	EUR 100	99,000
6.63%, 09/25/83 (Call 09/25/28), (5-year EUR Swap + 3.432%)(a)(b)	EUR 200	212,495
7.00%, 09/25/83 (Call 09/25/31), (5-year EUR Swap + 3.896%)(a)(b)	EUR 100	107,580
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27), (5-year EUR Swap + 3.751%)(a)(b)	EUR 100	99,644
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27), (5-year EUR Swap + 3.206%)(a)(b)	EUR 100	103,126
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27 (Call 05/30/24)(a)	EUR 100	102,739
4.38%, 01/15/28 (Call 05/30/24)(a)	EUR 150	153,794
7.50%, 05/15/30 (Call 05/15/26)(a)	EUR 100	111,757
Commerzbank AG
4.00%, 03/23/26(a)	EUR 100	106,368
4.00%, 03/30/27(a)	EUR 100	106,956
4.00%, 12/05/30 (Call 09/05/25), (5-year EUR Swap + 4.350%)(a)(b)	EUR 100	105,401
4.88%, 10/16/34 (Call 07/16/29), (5-year EURIBOR ICE Swap + 2.150%)(a)(b)	EUR 100	105,130
6.50%, 12/06/32 (Call 09/06/27), (5-year EURIBOR ICE Swap + 4.300%)(a)(b)	EUR 100	111,576
6.75%, 10/05/33 (Call 07/05/28), (5-year EURIBOR ICE Swap + 3.700%)(a)(b)	EUR 100	113,439
8.63%, 02/28/33 (Call 11/28/27), (5-year GUK + 5.251%)(a)(b)	GBP 100	131,326
Security	Par (000)	Value
Germany (continued)
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26), (5-year EUR Swap + 1.730%)(a)(b)	EUR 100	$97,142
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26), (5-year EUR Swap + 1.836%)(a)(b)	EUR 100	97,433
Gruenenthal GmbH, 3.63%, 11/15/26 (Call 05/30/24)(a)	EUR 100	104,167
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/30/24)(a)	EUR 100	102,767
IHO Verwaltungs GmbH
3.75%, 09/15/26 (Call 05/10/24), (4.50% PIK)(a)(g)	EUR 100	104,603
3.88%, 05/15/27 (Call 05/30/24), (4.62% PIK)(a)(g)	EUR 100	103,691
8.75%, 05/15/28 (Call 05/15/25), (8.75% Cash and 9.50% PIK)(a)(g)	EUR 100	114,518
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 05/10/24)(a)	EUR 200	219,708
Schaeffler AG
2.75%, 10/12/25 (Call 07/12/25)(a)	EUR 100	104,586
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR 75	77,573
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR 200	205,587
4.50%, 03/28/30 (Call 12/28/29)(a)	EUR 100	105,887
4.75%, 08/14/29 (Call 05/14/29)(a)	EUR 100	107,900
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 05/30/24)(a)	EUR 90	91,279
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 05/10/24)(a)	EUR 100	102,022
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR 100	101,784
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR 100	99,247
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR 100	97,735
4.75%, 01/31/29 (Call 10/31/28)(a)	EUR 200	212,711
6.13%, 03/13/29 (Call 12/13/28)(a)	EUR 100	111,820
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR 100	98,857
2.25%, 05/03/28 (Call 02/03/28)(a)	EUR 100	96,973
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR 100	100,951
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR 100	104,711
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR 100	102,113
5.75%, 08/03/26 (Call 07/03/26)(a)	EUR 100	109,509
		4,933,011
Greece — 4.4%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27), (1-year EUR Swap + 2.849%)(a)(b)	EUR 100	100,225
5.00%, 05/12/30 (Call 05/12/29), (1-year EUR Swap + 2.432%)(a)(b)	EUR 100	106,547
7.50%, 06/16/27 (Call 06/16/26), (1-year EUR Swap + 5.084%)(a)(b)	EUR 100	112,866
Alpha Services and Holdings SA, 5.50%, 06/11/31 (Call 03/11/26), (5-year EUR Swap + 5.823%)(a)(b)	EUR 100	104,922
Eurobank SA
2.25%, 03/14/28 (Call 03/14/27), (1-year EUR Swap + 2.634%)(a)(b)	EUR 100	100,462
4.88%, 04/30/31 (Call 04/30/30), (5-year EURIBOR ICE Swap + 2.165%)(a)(b)	EUR 100	105,838
5.88%, 11/28/29 (Call 11/28/28), (1-year EUR Swap + 2.830%)(a)(b)	EUR 100	111,617
7.00%, 01/26/29 (Call 01/26/28), (1-year EUR Swap + 4.418%)(a)(b)	EUR 200	231,224
National Bank of Greece SA
2.75%, 10/08/26 (Call 10/08/25), (5-year EUR Swap + 3.302%)(a)(b)	EUR 100	104,056
4.50%, 01/29/29 (Call 01/29/28), (6-mo. EURIBOR + 1.812%)(a)(b)	EUR 100	106,110
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece (continued)
5.88%, 06/28/35 (Call 03/28/30), (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR 100	$106,831
8.00%, 01/03/34 (Call 10/03/28), (5-year EURIBOR ICE Swap + 4.646%)(a)(b)	EUR 100	115,950
Piraeus Bank SA
5.00%, 04/16/30 (Call 04/16/29), (1-year EURIBOR ICE Swap + 2.245%)(a)(b)	EUR 100	106,320
6.75%, 12/05/29 (Call 12/05/28), (1-year EUR Swap + 2.837%)(a)(b)	EUR 100	114,147
7.25%, 07/13/28 (Call 07/13/27), (1-year EUR Swap + 3.692%)(a)(b)	EUR 150	170,526
Piraeus Financial Holdings SA, 7.25%, 04/17/34 (Call 01/17/29), (5-year EUR Swap + 4.773%)(a)(b)	EUR 100	109,729
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR 100	102,101
4.38%, 03/30/26 (Call 05/30/24)(a)	EUR 100	106,475
		2,115,946
Israel — 2.0%
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR 150	139,382
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR 200	197,180
3.75%, 05/09/27 (Call 02/09/27)	EUR 150	155,485
4.38%, 05/09/30 (Call 02/09/30)	EUR 200	203,818
7.38%, 09/15/29 (Call 06/15/29)	EUR 100	117,662
7.88%, 09/15/31 (Call 06/15/31)	EUR 100	122,439
		935,966
Italy — 13.4%
Banca IFIS SpA
5.50%, 02/27/29(a)	EUR 100	107,680
6.13%, 01/19/27(a)	EUR 100	110,133
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR 100	101,667
4.75%, 03/15/29 (Call 03/15/28), (3-mo. EURIBOR + 2.047%)(a)(b)	EUR 100	107,235
6.75%, 09/05/27 (Call 09/05/26), (3-mo. EURIBOR + 3.283%)(a)(b)	EUR 100	111,127
10.50%, 07/23/29(a)	EUR 100	125,795
Banca Popolare di Sondrio SpA, 5.51%, 03/13/34 (Call 03/13/29), (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	213,329
Banco BPM SpA
3.25%, 01/14/31 (Call 01/14/26), (5-year EUR Swap + 3.800%)(a)(b)	EUR 100	103,185
5.00%, 06/18/34 (Call 03/18/29), (5-year EUR Swap + 2.450%)(a)(b)	EUR 200	210,208
BPER Banca SpA
1.88%, 07/07/25(a)	EUR 100	103,985
3.88%, 07/25/32 (Call 01/25/27), (5-year EUR Swap + 3.728%)(a)(b)	EUR 200	206,163
5.75%, 09/11/29 (Call 09/11/28), (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 150	167,606
6.13%, 02/01/28 (Call 02/01/27), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 150	168,424
Cerved Group SpA, 6.00%, 02/15/29 (Call 03/15/25)(a)	EUR 100	98,961
Engineering - Ingegneria Informatica - SpA, 5.88%, 09/30/26 (Call 05/15/24)(a)	EUR 100	102,344
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 05/10/24)(a)	EUR 100	99,978
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR 100	97,610
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR 100	94,079
Security	Par (000)	Value
Italy (continued)
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR 150	$153,415
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR 100	96,985
3.93%, 09/15/26(a)	EUR 200	212,285
5.15%, 06/10/30(a)	GBP 100	114,365
6.18%, 02/20/34 (Call 11/20/28), (5-year EURIBOR ICE Swap + 3.250%)(a)(b)	EUR 200	224,144
Lottomatica SpA, 7.13%, 06/01/28 (Call 06/01/25)(a)	EUR 100	112,162
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR 50	52,584
Mundys SpA
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR 175	174,497
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR 200	196,005
4.75%, 01/24/29 (Call 10/24/28)(a)	EUR 100	108,509
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR 200	202,635
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR 150	142,777
Rossini Sarl, 6.75%, 10/30/25 (Call 05/10/24)(a)	EUR 100	106,418
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(a)	EUR 100	103,179
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(a)	EUR 300	334,427
7.88%, 07/31/28 (Call 05/01/28)(a)	EUR 250	289,339
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR 100	90,728
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR 100	97,728
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR 200	209,199
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR 200	205,985
3.00%, 09/30/25(a)	EUR 100	104,237
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27), (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	201,477
5.38%, 04/16/34 (Call 01/16/29), (5-year EURIBOR ICE Swap + 2.800%)(a)(b)	EUR 200	215,614
Webuild SpA
3.88%, 07/28/26 (Call 01/28/26)(a)	EUR 100	104,914
5.88%, 12/15/25 (Call 06/15/25)(a)	EUR 100	107,983
7.00%, 09/27/28 (Call 03/27/28)(a)	EUR 100	114,391
		6,405,491
Japan — 1.5%
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR 200	201,125
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR 100	104,029
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR 125	120,908
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR 100	93,528
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR 100	98,985
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR 100	106,032
		724,607
Jersey — 0.3%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (Call 03/15/26)(a)	GBP 100	124,615
Luxembourg — 3.1%
Altice Financing SA
3.00%, 01/15/28 (Call 05/30/24)(a)	EUR 200	172,374
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR 100	83,871
Altice Finco SA, 4.75%, 01/15/28 (Call 05/30/24)(a)	EUR 100	70,120
Altice France Holding SA
4.00%, 02/15/28 (Call 05/30/24)(a)	EUR 100	25,864
8.00%, 05/15/27(a)	EUR 200	64,232

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
ARD Finance SA, 5.00%, 06/30/27 (Call 05/10/24), (5.00% Cash and 5.75% PIK)(a)(g)	EUR 125	$29,021
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 05/30/24)(a)	EUR 100	101,000
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 05/30/24)(a)	EUR 100	74,443
INEOS Finance PLC
2.88%, 05/01/26 (Call 05/10/24)(a)	EUR 175	180,399
6.63%, 05/15/28 (Call 02/15/25)(a)	EUR 100	108,669
INEOS FINANCE PLC, 6.38%, 04/15/29 (Call 04/15/26)(a)	EUR 100	107,121
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 05/30/24)(a)	EUR 200	207,570
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 05/30/24)(a)	EUR 90	91,717
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 05/30/24)(a)	EUR 150	156,664
		1,473,065
Netherlands — 2.8%
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31 (Call 01/15/27)(a)	GBP 100	132,990
PPF Telecom Group BV, 3.13%, 03/27/26 (Call 12/27/25)(a)	EUR 100	104,257
Q-Park Holding I BV
2.00%, 03/01/27 (Call 05/30/24)(a)	EUR 100	98,204
5.13%, 03/01/29 (Call 03/01/26)(a)	EUR 100	107,043
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/10/24)(a)	EUR 100	99,412
Sunrise HoldCo IV BV, 3.88%, 06/15/29 (Call 05/10/24)(a)	EUR 100	99,497
TMNL Holding BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR 100	99,722
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 05/30/24)(a)	EUR 100	103,943
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 05/10/24)(a)	EUR 200	183,772
WP/AP Telecom Holdings III BV, 5.50%, 01/15/30 (Call 01/15/25)(a)	EUR 100	96,636
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR 150	134,427
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR 100	93,985
		1,353,888
Norway — 0.3%
Var Energi ASA, 7.86%, 11/15/83 (Call 11/15/28), (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR 125	142,697
Portugal — 2.2%
Banco Comercial Portugues SA, 4.00%, 05/17/32 (Call 11/17/26), (5-year EUR Swap + 4.065%)(a)(b)	EUR 100	101,964
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 8.50%, 06/12/34 (Call 03/12/29), (5-year EURIBOR ICE Swap + 5.815%)(a)(b)	EUR 100	109,189
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26), (5-year EUR Swap + 1.888%)(a)(b)	EUR 100	97,056
1.70%, 07/20/80 (Call 04/20/25), (5-year EUR Swap + 1.840%)(a)(b)	EUR 100	102,918
1.88%, 08/02/81 (Call 05/02/26), (5-year EUR Swap + 2.380%)(a)(b)	EUR 100	100,311
1.88%, 03/14/82 (Call 06/14/29), (5-year EUR Swap + 2.080%)(a)(b)	EUR 100	91,692
5.94%, 04/23/83 (Call 01/23/28), (5-year EUR Swap + 3.184%)(a)(b)	EUR 200	222,218
Security	Par (000)	Value
Portugal (continued)
Novo Banco SA
4.25%, 03/08/28 (Call 03/08/27), (3-mo. EURIBOR + 1.300%)(a)(b)	EUR 100	$105,594
9.88%, 12/01/33 (Call 06/01/28), (5-year EUR Swap + 6.714%)(a)(b)	EUR 100	121,533
		1,052,475
Slovenia — 1.1%
Summer BidCo BV, 10.00%, 02/15/29 (Call 02/05/25), (10.00% Cash and 10.75% PIK)(a)(g)	EUR 100	107,566
United Group BV
4.00%, 11/15/27 (Call 05/30/24)(a)	EUR 100	101,809
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR 100	101,774
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR 100	101,963
6.75%, 02/15/31 (Call 02/05/27)(a)	EUR 100	109,292
		522,404
Spain — 5.5%
Abanca Corp. Bancaria SA, 8.38%, 09/23/33 (Call 06/23/28), (5-year EURIBOR ICE Swap + 5.245%)(a)(b)	EUR 100	117,512
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27), (1-year EUR Swap + 2.150%)(a)(b)	EUR 100	98,070
5.25%, 11/27/31 (Call 05/27/26)(a)(b)	EUR 100	102,434
7.50%, 09/14/29 (Call 09/14/28), (1-year EURIBOR ICE Swap + 4.269%)(a)(b)	EUR 100	117,159
8.00%, 09/22/26 (Call 09/22/25), (1-year EUR Swap + 5.619%)(a)(b)	EUR 100	111,750
Banco de Sabadell SA
2.50%, 04/15/31 (Call 01/15/26)(a)(b)	EUR 100	101,958
5.13%, 06/27/34 (Call 03/27/29), (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 100	106,451
6.00%, 08/16/33 (Call 05/16/28), (5-year EUR Swap + 3.150%)(a)(b)	EUR 100	110,224
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 05/10/24)(a)	EUR 100	104,622
7.88%, 07/31/28 (Call 07/19/25)(a)	EUR 100	112,474
10.38%, 11/30/27 (Call 11/09/24)(a)	EUR 90	103,116
Cirsa Finance International SARL, 6.50%, 03/15/29 (Call 02/13/26)(a)	EUR 100	108,654
Grifols SA
2.25%, 11/15/27 (Call 05/30/24)(a)	EUR 100	93,469
3.20%, 05/01/25 (Call 05/24/24)(a)	EUR 100	106,048
3.88%, 10/15/28 (Call 10/15/24)(a)	EUR 250	210,537
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25), (5-year EUR Swap + 2.882%)(a)(b)	EUR 100	102,522
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR 100	102,082
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 05/14/24)(a)	EUR 400	415,566
Unicaja Banco SA
3.13%, 07/19/32 (Call 01/19/27), (5-year EUR Swap + 3.050%)(a)(b)	EUR 100	99,089
5.50%, 06/22/34 (Call 06/22/29)(a)(b)	EUR 100	105,610
7.25%, 11/15/27 (Call 11/15/26), (1-year EUR Swap + 4.250%)(a)(b)	EUR 100	113,034
		2,642,381
Sweden — 3.4%
Intrum AB
3.00%, 09/15/27 (Call 05/10/24)(a)	EUR 200	129,877
3.50%, 07/15/26 (Call 05/10/24)(a)	EUR 175	120,230
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
4.88%, 08/15/25 (Call 05/10/24)(a)	EUR 100	$87,115
Samhallsbyggnadsbolaget i Norden AB
2.25%, 08/12/27 (Call 05/12/27)(a)	EUR 100	71,244
2.38%, 09/04/26 (Call 06/04/26)(a)	EUR 100	80,284
SBB Treasury OYJ
0.75%, 12/14/28 (Call 09/14/28)(a)	EUR 175	114,545
1.13%, 11/26/29 (Call 08/26/29)(a)	EUR 125	79,832
Verisure Holding AB
3.25%, 02/15/27 (Call 05/10/24)(a)	EUR 150	153,439
3.88%, 07/15/26 (Call 05/10/24)(a)	EUR 100	105,463
7.13%, 02/01/28 (Call 02/01/25)(a)	EUR 100	111,146
9.25%, 10/15/27 (Call 10/15/24)(a)	EUR 100	113,229
Verisure Midholding AB, 5.25%, 02/15/29 (Call 05/10/24)(a)	EUR 150	153,954
Volvo Car AB
2.50%, 10/07/27 (Call 07/07/27)(a)	EUR 100	100,685
4.25%, 05/31/28 (Call 02/28/28)(a)	EUR 100	106,341
4.75%, 05/08/30(a)	EUR 100	106,720
		1,634,104
Switzerland — 0.7%
Dufry One BV
2.00%, 02/15/27 (Call 05/30/24)(a)	EUR 100	100,484
3.38%, 04/15/28 (Call 05/30/24)(a)	EUR 100	102,690
4.75%, 04/18/31 (Call 04/18/27)(a)	EUR 100	107,334
		310,508
United Kingdom — 12.4%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(a)	EUR 100	102,825
Ardonagh Finco Ltd., 6.88%, 02/15/31 (Call 02/15/27)(a)	EUR 100	102,828
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR 200	200,558
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 05/30/24)(a)	GBP 300	368,170
4.50%, 02/16/26 (Call 02/24/25)(a)	GBP 100	124,237
Bellis Finco PLC, 4.00%, 02/16/27 (Call 05/30/24)(a)	GBP 100	115,458
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25), (5-year EUR Swap + 2.130%)(a)(b)	EUR 100	102,708
5.13%, 10/03/54 (Call 07/03/29), (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR 100	105,847
8.38%, 12/20/83 (Call 09/20/28), (5-year GUK + 3.820%)(a)(b)	GBP 125	164,959
Canary Wharf Group Investment Holdings PLC, 3.38%, 04/23/28 (Call 01/23/28)(a)	GBP 100	92,119
Deuce Finco PLC, 5.50%, 06/15/27 (Call 05/30/24)(a)	GBP 100	117,840
eG Global Finance PLC, 11.00%, 11/30/28 (Call 05/30/26)(a)	EUR 100	109,231
Heathrow Finance PLC
3.88%, 03/01/27(a)(h)	GBP 100	116,591
6.63%, 03/01/31 (Call 12/01/30)(a)	GBP 100	121,593
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 05/10/24)(a)	GBP 100	102,552
INEOS Quattro Finance 2 PLC
2.50%, 01/15/26 (Call 05/10/24)(a)	EUR 100	103,015
8.50%, 03/15/29 (Call 11/15/25)(a)	EUR 100	111,438
INEOS Styrolution Ludwigshafen GmbH, 2.25%, 01/16/27 (Call 05/10/24)(a)	EUR 100	98,111
International Consolidated Airlines Group SA
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR 100	105,289
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR 100	104,311
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR 150	159,910
Security	Par (000)	Value
United Kingdom (continued)
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR 100	$105,099
Jerrold Finco PLC, 7.88%, 04/15/30 (Call 04/15/26)(a)	GBP 150	184,415
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP 200	224,612
Miller Homes Group Finco PLC, 7.00%, 05/15/29 (Call 05/15/25)(a)	GBP 100	114,891
Motion Finco Sarl, 7.38%, 06/15/30 (Call 06/15/26)(a)	EUR 125	138,357
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR 100	97,330
5.63%, 06/18/73 (Call 06/18/25), (12-year GBP Swap + 3.480%)(a)(b)	GBP 200	246,654
Pinnacle Bidco PLC
8.25%, 10/11/28 (Call 10/11/25)(a)	EUR 100	111,269
10.00%, 10/11/28 (Call 10/11/25)(a)	GBP 100	129,766
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 05/30/24)(a)	EUR 100	93,213
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 05/30/24)(a)	GBP 200	239,348
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR 100	90,953
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP 100	103,007
5.00%, 04/15/27 (Call 05/10/24)(a)	GBP 100	122,416
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 05/30/24)(a)	GBP 100	111,450
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR 100	91,860
4.00%, 01/31/29 (Call 05/10/24)(a)	GBP 100	108,011
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP 200	206,719
5.63%, 04/15/32 (Call 04/15/27)(a)	EUR 100	103,716
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26), (5-year EUR Swap + 3.002%)(a)(b)	EUR 100	102,092
3.00%, 08/27/80 (Call 05/27/30), (5-year EUR Swap + 3.477%)(a)(b)	EUR 150	144,035
4.20%, 10/03/78 (Call 07/03/28), (5-year EUR Swap + 3.427%)(a)(b)	EUR 100	103,892
6.50%, 08/30/84 (Call 05/30/29), (5-year EUR Swap + 3.489%)(a)(b)	EUR 100	113,925
8.00%, 08/30/86 (Call 05/30/31), (5-year GUK + 3.837%)(a)(b)	GBP 100	132,849
		5,949,469
United States — 12.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28 (Call 06/01/24)(a)	EUR 100	97,528
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/29 (Call 05/31/24)(a)	EUR 100	85,404
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 05/31/24)(a)	EUR 200	168,274
4.75%, 07/15/27 (Call 05/10/24)(a)	GBP 100	60,417
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR 100	96,957
Avantor Funding Inc., 2.63%, 11/01/25 (Call 05/10/24)(a)	EUR 100	103,944
Avis Budget Finance PLC
7.00%, 02/28/29 (Call 02/28/26)(a)	EUR 100	105,256
7.25%, 07/31/30 (Call 07/31/26)(a)	EUR 100	105,159
Ball Corp., 1.50%, 03/15/27 (Call 12/15/26)	EUR 100	100,291
Belden Inc., 3.88%, 03/15/28 (Call 05/30/24)(a)	EUR 150	155,725

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 05/30/24)(a)	EUR 100	$106,298
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD 75	52,835
4.00%, 09/30/26 (Call 08/30/26)	CAD 75	51,530
7.13%, 02/13/28 (Call 01/13/28)	CAD 125	92,319
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR 100	83,943
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 05/30/24)(a)	EUR 150	151,415
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/30/24)	EUR 100	101,928
Clarios Global LP/Clarios U.S. Finance Co., 4.38%, 05/15/26 (Call 05/31/24)(a)	EUR 100	105,487
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR 100	98,295
Coty Inc.
3.88%, 04/15/26 (Call 05/10/24)(a)	EUR 100	105,655
5.75%, 09/15/28 (Call 09/15/25)(a)	EUR 100	110,192
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR 100	105,808
4.75%, 03/15/29 (Call 12/15/28)(a)	EUR 100	108,186
5.00%, 05/15/28 (Call 04/15/28)(a)	EUR 100	109,398
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31 (Call 07/15/26)(a)	EUR 100	116,109
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/10/24)(a)	EUR 100	105,221
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30 (Call 06/15/26)(a)	EUR 100	111,503
Encore Capital Group Inc.
4.88%, 10/15/25 (Call 05/10/24)(a)	EUR 100	105,090
5.38%, 02/15/26 (Call 05/10/24)(a)	GBP 100	120,885
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(a)	EUR 100	95,047
Ford Credit Canada Co., 7.00%, 02/10/26	CAD 50	37,058
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(a)	EUR 100	95,236
International Game Technology PLC, 3.50%, 06/15/26 (Call 05/30/24)(a)	EUR 150	157,388
IQVIA Inc.
1.75%, 03/15/26 (Call 05/30/24)(a)	EUR 100	102,163
2.25%, 01/15/28 (Call 05/10/24)(a)	EUR 150	148,359
2.25%, 03/15/29 (Call 05/10/24)(a)	EUR 200	192,802
2.88%, 09/15/25 (Call 05/10/24)(a)	EUR 100	104,708
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/10/24)(a)	GBP 100	121,282
Levi Strauss & Co., 3.38%, 03/15/27 (Call 05/10/24)	EUR 100	104,659
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/22/26)	GBP 100	107,517
3.33%, 03/24/25 (Call 12/24/24)	EUR 100	100,474
3.69%, 06/05/28 (Call 04/06/28)	GBP 100	93,794
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 05/10/24)(a)	EUR 100	100,240
OI European Group BV, 6.25%, 05/15/28 (Call 05/15/25)(a)	EUR 100	110,962
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(a)	EUR 100	98,337
9.63%, 11/15/28 (Call 06/01/25)(a)	EUR 100	113,467
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/28 (Call 05/10/24)(a)	EUR 200	197,870
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28 (Call 07/15/25)(a)	EUR 100	115,423
Security	Par (000)	Value
United States (continued)
Silgan Holdings Inc., 2.25%, 06/01/28 (Call 05/15/24)	EUR 100	$97,835
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 05/30/24)(a)	EUR 100	105,343
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR 100	100,638
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR 125	125,967
3.60%, 11/20/25 (Call 08/20/25)	GBP 100	119,881
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR 100	92,664
		5,860,166
Total Corporate Bonds & Notes — 97.1% (Cost: $49,224,847)		46,425,681
	Shares
Common Stocks
Supranational — 0.0%
Sentry Holdings Ltd.(e)	25	—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 97.1% (Cost: $49,384,284)		46,425,681
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 97.1% (Cost: $49,394,284)		46,435,681
Other Assets Less Liabilities — 2.9%		1,395,152
Net Assets — 100.0%		$47,830,833

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0 (a)	$—	$—	$—	$10,000	10,000	$628	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$46,425,681	$—	$46,425,681
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$46,425,681	$—	$46,435,681
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 1.1%
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/24)(a)	$600	$573,375
YPF SA
6.95%, 07/21/27(a)	800	724,500
7.00%, 09/30/33(a)(b)	525	454,946
7.00%, 12/15/47 (Call 06/15/47)(a)	540	391,331
8.50%, 07/28/25(a)	970	944,780
9.00%, 06/30/29(a)(b)	700	691,906
9.50%, 01/17/31(a)	750	756,019
		4,536,857
Australia — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	400	357,800
3.75%, 10/01/30 (Call 07/01/30)	500	431,406
		789,206
Bahrain — 0.1%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	600	556,326
Brazil — 5.0%
Acu Petroleo Luxembourg SARL, 7.50%, 07/13/35 (Call 01/13/27)(a)	243	231,895
Adecoagro SA, 6.00%, 09/21/27(a)	150	144,844
Aegea Finance SARL
6.75%, 05/20/29 (Call 05/20/25)(a)	200	192,970
9.00%, 01/20/31 (Call 01/20/27)(a)	200	210,060
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	187,625
Ambipar Lux SARL, 9.88%, 02/06/31 (Call 02/06/27)(a)	200	198,062
Azul Secured Finance LLP
10.88%, 05/28/30 (Call 05/28/26)(a)	200	162,875
11.93%, 08/28/28 (Call 02/28/26)(a)	200	199,000
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	171,382
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(a)	200	192,500
Banco BTG Pactual SA/Cayman Islands, 2.75%, 01/11/26 (Call 12/11/25)(a)	200	188,500
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	200	188,000
4.88%, 01/11/29(a)	200	187,500
6.00%, 03/18/31(c)	200	193,740
6.25%, 04/18/30(a)	200	198,250
8.75%, (Call 10/15/24), (10-year CMT + 4.398%)(a)(b)(d)	400	403,400
9.00%, (Call 06/18/24), (10-year CMT + 6.362%)(a)(b)(d)	400	400,000
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	194,400
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	178,687
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	400	356,500
4.50%, 01/31/30 (Call 10/31/29)(a)	400	337,820
5.88%, 01/31/50(a)	200	148,938
7.25%, 02/13/33 (Call 11/13/32)(a)	600	568,800
8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(b)	200	195,812
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	200	176,500
5.75%, 09/21/50 (Call 03/21/50)(a)	200	151,125
Security	Par (000)	Value
Brazil (continued)
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	$200	$179,340
Cosan Luxembourg SA
5.50%, 09/20/29 (Call 09/20/24)(a)	200	188,000
7.25%, 06/27/31(a)	200	199,990
7.50%, 06/27/30 (Call 06/27/26)(a)	200	202,050
Cosan Overseas Ltd., 8.25%, (Call 08/05/24)(a)(d)	100	101,387
CSN Inova Ventures, 6.75%, 01/28/28 (Call 05/30/24)(a)	400	379,625
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	200	156,688
5.88%, 04/08/32(a)	200	166,562
8.88%, 12/05/30 (Call 12/05/26)(a)	200	199,233
Embraer Netherlands Finance BV
5.40%, 02/01/27(e)	230	226,478
7.00%, 07/28/30 (Call 04/28/30)(a)	200	204,875
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	174,250
Guara Norte Sarl, 5.20%, 06/15/34(a)	171	154,124
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	200	180,700
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31 (Call 01/15/26), (5-year CMT + 3.446%)(a)(b)	200	188,470
4.50%, 11/21/29 (Call 11/21/24), (5-year CMT + 2.822%)(a)(b)	200	197,125
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(b)(d)	200	187,902
7.72%, (Call 06/12/24), (5-year CMT + 3.981%)(a)(b)(d)	200	198,875
7.86%, , (5-year CMT + 3.863%)(a)(b)(d)	200	198,000
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	163,470
5.75%, 04/03/29 (Call 01/03/29)(a)	200	195,340
7.00%, 04/03/49 (Call 10/03/48)(a)	200	193,970
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	400	320,500
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	380	328,485
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	164,040
Minerva Luxembourg SA
4.38%, 03/18/31(a)	400	325,875
8.88%, 09/13/33 (Call 09/13/28)(a)	200	205,160
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/30/24)(a)	200	199,937
Petrobras Global Finance BV
5.09%, 01/15/30(e)	250	233,750
5.50%, 06/10/51 (Call 12/10/50)(e)	150	115,137
5.60%, 01/03/31 (Call 10/03/30)(e)	350	331,957
6.00%, 01/27/28(e)	295	292,972
6.50%, 07/03/33 (Call 04/03/33)(e)	300	294,688
6.75%, 01/27/41(e)	150	142,860
6.85%, 06/05/2115	425	367,742
6.88%, 01/20/40	200	192,349
6.90%, 03/19/49(e)	200	185,375
7.25%, 03/17/44(e)	250	244,922
7.38%, 01/17/27	150	154,266
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(a)	200	195,940
Raizen Fuels Finance SA
6.45%, 03/05/34 (Call 12/05/33)(c)	200	199,100
6.95%, 03/05/54 (Call 09/05/53)(a)	200	194,600
Rede D'or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	200	175,470
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
4.95%, 01/17/28 (Call 10/17/27)(a)	$200	$188,375
Rumo Luxembourg Sarl, 5.25%, 01/10/28(a)	200	190,000
Samarco Mineracao SA, 9.50%, 06/30/31 (Call 05/16/24), (9.00% PIK)(c)(f)	1,030	939,280
Simpar Europe SA, 5.20%, 01/26/31(a)	200	159,000
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)	400	364,474
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	200	170,166
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	100	86,906
3.13%, 01/15/32 (Call 10/15/31)(e)	300	241,800
3.75%, 01/15/31 (Call 10/15/30)(e)	500	430,900
5.00%, 01/15/30 (Call 10/15/29)	200	188,200
5.75%, 07/14/26(a)	200	198,840
6.00%, 01/15/29 (Call 10/15/28)	200	197,940
7.00%, 03/16/47 (Call 09/16/46)(a)	400	404,600
Suzano International Finance BV, 5.50%, 01/17/27	300	295,455
Usiminas International Sarl, 5.88%, 07/18/26 (Call 05/30/24)(a)	200	195,833
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	450	393,750
6.13%, 06/12/33 (Call 03/12/33)	350	343,665
6.88%, 11/21/36	383	391,694
6.88%, 11/10/39	350	359,002
8.25%, 01/17/34(e)	200	226,600
XP Inc., 3.25%, 07/01/26(a)	200	186,750
		21,213,994
British Virgin Islands — 0.0%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27 (Call 11/01/26)(a)	200	197,020
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	400	375,500
Canada — 0.0%
CCCI Treasure Ltd., 3.65%, (Call 11/21/26), (5-year CMT + 5.117%)(a)(b)(d)	200	190,469
Cayman Islands — 0.5%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(a)	400	391,125
Alinma Tier 1 Sukuk Ltd., 6.50%, (Call 03/06/29), (5-year CMT + 2.201%)(a)(b)(d)	400	401,875
Doha Finance Ltd., 5.25%, 03/12/29(a)	400	391,875
QNB Finance Ltd., 6.56%, 04/02/29, (1-day SOFR + 1.200%)(b)	800	800,064
SNB Sukuk Ltd., 5.13%, 02/27/29(a)	200	196,375
		2,181,314
Chile — 3.8%
AES Andes SA, 6.30%, 03/15/29 (Call 02/15/29)(c)	200	196,943
AES Andes SA., 7.13%, 03/26/79 (Call 05/20/24), (5-year USD Swap + 4.644%)(a)(b)	400	396,625
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	400	335,625
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	795	579,877
Antofagasta PLC
2.38%, 10/14/30(a)	200	159,970
5.63%, 05/13/32(a)	600	577,056
6.25%, 05/02/34 (Call 02/02/34)(c)	200	198,800
Banco de Chile, 2.99%, 12/09/31(a)	400	336,250
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(e)	400	332,750
3.50%, 10/12/27(a)(e)	400	372,875
Security	Par (000)	Value
Chile (continued)
8.75%, (Call 02/08/29), (5-year CMT + 4.944%)(a)(b)(d)(e)	$400	$408,848
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(a)(e)	400	342,000
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)	400	357,400
4.25%, 04/30/29 (Call 01/30/29)(a)	400	362,800
5.15%, 01/29/50 (Call 07/29/49)(a)	400	312,500
5.50%, 04/30/49 (Call 10/30/48)(a)	400	324,000
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)	800	762,000
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/33(a)	600	597,750
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(a)	550	462,859
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	400	344,250
3.15%, 01/19/32 (Call 10/19/31)(a)	400	329,240
3.95%, 10/11/27 (Call 07/11/27)(a)	400	380,000
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)	600	466,500
4.75%, 08/01/26 (Call 05/03/26)(a)	400	390,250
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	562	537,764
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	800	761,000
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	400	341,250
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	400	305,740
GNL Quintero SA, 4.63%, 07/31/29(a)	647	622,995
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	900	722,250
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)	400	331,375
3.85%, 01/13/30 (Call 10/13/29)(a)	400	358,000
4.38%, 04/04/27(a)(e)	400	380,940
6.13%, 06/23/33 (Call 03/23/33)(a)	400	396,724
6.13%, 02/26/34 (Call 11/26/33)(c)	200	197,000
Latam Airlines Group SA, 13.38%, 10/15/29(a)	600	687,375
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)	600	376,875
6.50%, 11/07/33 (Call 08/07/33)(a)	600	603,000
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	450	337,219
		16,286,675
China — 9.1%
Agricultural Bank of China Ltd./New York, 5.98%, 01/24/27, (1-day SOFR Index + 0.630%)(a)(b)	200	200,672
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(e)	400	323,288
2.70%, 02/09/41 (Call 08/09/40)	200	132,178
3.15%, 02/09/51 (Call 08/09/50)	200	125,162
3.25%, 02/09/61 (Call 08/09/60)	200	119,034
3.40%, 12/06/27 (Call 09/06/27)	500	467,050
4.00%, 12/06/37 (Call 06/06/37)	200	166,388
4.20%, 12/06/47 (Call 06/06/47)(e)	400	311,172
4.40%, 12/06/57 (Call 06/06/57)	200	154,278
4.50%, 11/28/34 (Call 05/28/34)	200	181,962
Amipeace Ltd.
1.75%, 11/09/26(a)	400	364,540
2.25%, 10/22/30(a)	200	166,362
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)	200	161,916
4.13%, 06/30/25	200	195,972
4.38%, 03/29/28 (Call 12/29/27)	200	192,952
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	200	195,878
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	400	369,724

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Bank of China Ltd./New York, 4.63%, 06/26/26(a)	$200	$196,592
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(b)(d)	600	580,500
Bank of Communications Co. Ltd./Hong Kong
1.20%, 09/10/25(a)	200	188,375
4.88%, 02/28/26(a)	200	197,812
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(a)	300	280,203
2.63%, 09/17/30 (Call 06/17/30)(a)(e)	600	505,392
3.00%, 09/11/29 (Call 06/11/29)(a)(e)	500	441,155
3.50%, 09/18/27 (Call 06/18/27)(a)	600	560,946
3.88%, 04/27/26 (Call 01/27/26)(a)	500	481,810
4.50%, 05/23/28 (Call 04/23/28)(a)	400	384,652
BOC Aviation USA Corp.
4.88%, 05/03/33 (Call 02/03/33)(a)	400	380,688
5.00%, 01/17/29 (Call 12/17/28)(a)	400	391,628
5.75%, 11/09/28 (Call 10/09/28)(a)	600	604,932
BOCOM International Blossom Ltd., 1.75%, 06/28/26(a)	200	183,188
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	183,625
CCCI Treasure Ltd., 3.43%, (Call 11/21/24), (5-year CMT + 4.998%)(a)(b)(d)	200	196,187
CDBL Funding 2, 2.00%, 03/04/26(a)	200	187,252
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(a)	200	176,563
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(a)	200	184,750
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	188,996
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31 (Call 10/20/30)(a)	200	166,500
3.13%, 03/18/30 (Call 12/18/29)(a)	200	171,076
3.25%, 01/28/27 (Call 10/28/26)(a)	200	186,328
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	191,276
4.75%, 02/21/29(a)	200	189,218
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.150%)(a)(b)	600	577,800
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(b)	600	561,156
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(a)	200	189,302
1.46%, 04/22/26(a)	200	185,202
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(b)	200	190,750
China Everbright Bank Co. Ltd./Sydney, 5.98%, 09/20/26, (1-day SOFR + 0.630%)(a)(b)	200	200,140
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	182,250
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	200	191,078
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	188,206
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(a)	200	180,875
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(a)	200	196,375
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	166,750
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	191,672
Security	Par (000)	Value
China (continued)
China Resources Land Ltd., 3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(b)(d)	$400	$393,375
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(b)(d)	200	191,156
China Taiping Insurance Holdings Co. Ltd., 6.40%, (Call 03/09/28), (5-year CMT + 2.072%)(a)(b)(d)	400	414,125
CICC Hong Kong Finance 2016 MTN Ltd.
5.42%, 11/22/25(a)	400	397,000
5.44%, 07/18/26(a)	200	199,154
5.49%, 03/01/26(a)	200	199,250
6.30%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(b)	200	201,125
CITIC Ltd.
2.85%, 02/25/30(a)	200	173,924
2.88%, 02/17/27 (Call 01/17/27)(a)	400	373,232
3.88%, 02/28/27(a)	200	191,638
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	200	190,048
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(a)	200	191,554
5.00%, 08/06/28(a)	200	196,875
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	200	178,500
3.30%, 09/30/49 (Call 03/30/49)	200	141,188
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	387,750
CNOOC Petroleum North America ULC
5.88%, 03/10/35	200	209,687
6.40%, 05/15/37	400	438,880
7.50%, 07/30/39(e)	150	179,953
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	200	209,312
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(a)	200	181,125
1.88%, 09/17/25 (Call 08/17/25)(a)	200	189,312
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	196,750
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	188,187
Easy Tactic Ltd.
6.50%, 07/11/27 (Call 05/30/24), (7.50% PIK)(f)	385	11,544
6.50%, 07/11/28 (Call 05/30/24), (7.50% PIK)(f)	167	5,025
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/30/24)(a)	200	189,125
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(a)	200	193,750
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 05/30/24)(a)	400	373,875
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	138,000
Fuqing Investment Management Ltd., 3.25%, 06/23/25(a)	200	179,875
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	167,938
Horse Gallop Finance Ltd., 1.70%, 07/28/25(a)	200	189,750
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	363,375
4.75%, 04/27/27(a)	200	187,750
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	178,250
Huarong Finance II Co. Ltd., 5.00%, 11/19/25(a)	200	194,250
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(a)	400	378,788
1.75%, 08/02/26(a)	200	183,494
2.70%, 01/27/27(a)	200	185,375
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(b)(d)	$1,400	$1,322,300
4.50%, 01/19/26(a)	200	196,748
4.88%, 09/21/25(a)	400	394,896
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 6.28%, 01/19/26, (1-day SOFR + 0.930%)(a)(b)	200	201,422
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	200	182,332
2.95%, 06/01/25(a)	200	194,254
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	235,632
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(a)	200	188,474
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	178,636
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	200	172,640
5.83%, 01/27/28 (Call 12/27/27)(a)	200	199,750
6.54%, 07/27/32 (Call 04/27/32)(a)	200	206,312
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	118,563
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)	200	188,915
3.05%, 10/28/30 (Call 07/28/30)(a)	200	168,688
Pioneer Reward Ltd.
2.00%, 04/09/26(a)	200	186,687
5.25%, 08/09/26(a)	200	198,375
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)	1,200	966,000
3.26%, 01/19/27 (Call 12/19/26)(a)	600	552,375
3.68%, 01/21/30 (Call 10/21/29)(a)	800	689,500
3.83%, 02/08/51 (Call 08/08/50)(a)	1,100	675,125
4.03%, 08/03/50 (Call 02/03/50)(a)	800	507,000
4.19%, 01/19/32 (Call 10/19/31)(a)	800	681,750
4.85%, 07/06/27 (Call 04/06/27)(a)	400	384,000
4.99%, 01/19/52(a)	900	655,875
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26 (Call 07/26/24)(a)	200	40,000
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	170,375
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	184,188
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	169,688
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	171,313
Sunac China Holdings Ltd., 7.00%, 09/30/29 (Call 05/23/24), (12.00% PIK)(a)(f)	621	35,708
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	200	187,678
2.39%, 06/03/30 (Call 03/03/30)(a)(e)	400	336,532
2.88%, 04/22/31 (Call 01/22/31)(a)(e)	400	340,784
3.24%, 06/03/50 (Call 12/03/49)(a)	400	257,076
3.58%, 04/11/26 (Call 02/11/26)(a)	200	192,687
3.60%, 01/19/28 (Call 10/19/27)(a)(e)	300	281,325
3.68%, 04/22/41 (Call 10/22/40)(a)	200	151,970
3.84%, 04/22/51 (Call 10/22/50)(a)	400	286,568
3.93%, 01/19/38 (Call 07/19/37)(a)	200	164,618
3.94%, 04/22/61 (Call 10/22/60)(a)	200	139,125
3.98%, 04/11/29 (Call 01/11/29)(a)	400	374,168
4.53%, 04/11/49 (Call 10/11/48)(a)(e)	400	326,000
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	200	160,563
Security	Par (000)	Value
China (continued)
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	$200	$86,750
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	192,140
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	171,386
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	200	162,500
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	185,707
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)	200	163,813
3.38%, 04/29/30 (Call 01/29/30)(a)	200	174,063
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/30/24)(a)	200	161,125
Yunda Holding Investment Ltd., 2.25%, 08/19/25(a)	200	189,375
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(a)	200	190,844
		38,657,310
Colombia — 4.1%
ABRA Global Finance, 11.50%, 03/02/28 (Call 03/02/25), (5.50% PIK)(a)(f)	741	674,863
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	309,500
Avianca Midco 2 PLC
9.00%, 12/01/28 (Call 12/01/24)(c)(e)	350	330,750
9.00%, 12/01/28 (Call 12/01/24)(a)	950	897,750
Banco Davivienda SA, 6.65%, , (10-year CMT + 5.097%)(a)(b)(d)	400	279,688
Banco de Bogota SA, 6.25%, 05/12/26(a)	800	787,250
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(b)	400	385,750
6.91%, 10/18/27, (5-year CMT + 2.929%)(b)(e)	600	592,410
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	400	189,000
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	281,250
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	1,000	804,870
5.38%, 06/26/26 (Call 03/26/26)	1,100	1,074,562
5.88%, 05/28/45(e)	1,500	1,065,000
5.88%, 11/02/51 (Call 05/02/51)	650	440,440
6.88%, 04/29/30 (Call 01/29/30)	1,400	1,337,420
7.38%, 09/18/43(e)	800	703,250
8.38%, 01/19/36 (Call 10/19/35)	850	824,993
8.63%, 01/19/29 (Call 12/19/28)	858	892,856
8.88%, 01/13/33 (Call 10/13/32)	1,790	1,828,530
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	600	489,188
Geopark Ltd., 5.50%, 01/17/27 (Call 05/10/24)(a)	400	359,625
Gran Tierra Energy Inc., 9.50%, 10/15/29 (Call 10/15/26)(a)	400	375,400
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	800	664,000
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(a)	400	389,000
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(e)	400	347,000
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(a)	600	519,937
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)	400	389,375
		17,233,657

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	$600	$613,125
Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/10/24)(a)	600	582,938
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/10/24)(a)	1,314	1,267,599
		1,850,537
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	1,050	976,804
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	800	693,880
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	600	572,063
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	800	665,836
6.25%, 03/25/29 (Call 05/10/24)(a)	720	677,376
		3,585,959
Hong Kong — 4.0%
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(b)(d)	200	185,214
3.20%, 09/16/40 (Call 03/16/40)(a)(e)	600	426,540
3.38%, 04/07/30 (Call 01/07/30)(a)	200	178,834
3.60%, 04/09/29 (Call 01/09/29)(a)	200	184,184
3.90%, 04/06/28 (Call 01/06/28)(a)	200	189,324
4.50%, 03/16/46 (Call 09/16/45)(a)	200	171,688
4.95%, 04/04/33 (Call 01/04/33)(a)	400	385,612
5.38%, 04/05/34 (Call 01/05/34)(c)	200	191,622
5.63%, 10/25/27 (Call 09/25/27)(a)	200	201,484
Bank of Communications Hong Kong Ltd.
2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(b)	250	231,797
3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(b)(d)	250	245,156
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25), (5-year CMT + 3.750%)(a)(b)	250	241,765
4.88%, 04/22/32 (Call 04/22/27), (5-year CMT + 2.300%)(a)(b)	250	232,812
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(b)(d)	250	240,391
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(b)(d)	250	246,484
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26), (5-year CMT + 3.642%)(a)(b)(d)	200	181,375
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	187,812
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	200	196,312
China CITIC Bank International Ltd.
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(b)(d)	250	243,321
6.00%, 12/05/33 (Call 12/05/28), (5-year CMT + 1.650%)(a)(b)	250	253,906
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25), (5-year CMT + 2.041%)(a)(b)(d)	400	391,400
FWD Group Holdings Ltd.
6.38%, (Call 09/13/24), (5-year CMT + 4.876%)(a)(b)(d)	250	242,875
Security	Par (000)	Value
Hong Kong (continued)
8.05%, (Call 06/15/24), (5-year CMT + 4.865%)(a)(b)(d)	$200	$191,437
8.40%, 04/05/29(c)	200	203,562
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	188,625
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	178,313
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(a)	200	167,625
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	162,375
2.88%, 05/03/26(a)	200	189,687
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(a)	200	159,000
2.88%, 05/27/30 (Call 02/27/30)(a)	200	170,500
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(a)	200	181,063
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	186,750
Hysan MTN Ltd., 2.82%, 09/04/29(a)	400	339,500
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	181,750
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	188,750
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	165,563
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	176,125
Li & Fung Ltd., 5.25%, (Call 11/03/24)(a)(d)	200	86,313
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(a)	200	164,000
2.88%, 07/21/26(a)	200	188,312
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/24)(a)	600	584,250
5.25%, 04/26/26 (Call 05/30/24)(a)(e)	600	576,750
5.38%, 12/04/29 (Call 12/04/24)(a)	1,000	891,590
5.63%, 07/17/27 (Call 05/30/24)(a)(e)	600	566,250
5.75%, 07/21/28 (Call 05/30/24)(a)	800	744,000
7.63%, 04/17/32 (Call 04/17/27)(c)	400	392,000
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	324,000
Nan Fung Treasury III Ltd., 5.00%, (Call 05/30/24)(a)(d)	200	130,188
Nan Fung Treasury Ltd., 3.63%, 08/27/30(a)	200	170,313
Nanyang Commercial Bank Ltd.
3.80%, 11/20/29 (Call 11/20/24), (5-year CMT + 2.180%)(a)(b)	250	246,484
6.50%, (Call 04/28/27), (5-year CMT + 3.509%)(a)(b)(d)	250	250,860
New World China Land Ltd., 4.75%, 01/23/27(a)	200	166,438
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(b)(d)	400	196,000
4.80%, (Call 05/30/24)(a)(d)	400	149,875
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(b)(d)	200	129,938
6.25%, (Call 09/07/24)(a)(d)	200	94,375
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	138,000
Panther Ventures Ltd., 3.50%, (Call 05/30/24)(a)(d)	200	112,000
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	168,750
Phoenix Lead Ltd., 4.85%, (Call 08/23/24)(a)(d)	200	154,000
Prudential Funding Asia PLC
2.95%, 11/03/33 (Call 08/03/28), (5-year CMT + 1.517%)(a)(b)	200	175,375
3.13%, 04/14/30	400	351,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
4.88%, (Call 07/20/24)(a)(d)	$200	$172,875
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	200	172,100
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(a)	200	170,625
2.88%, 01/21/30(a)	200	173,375
3.75%, 02/25/29(a)	200	184,375
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	173,063
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	193,125
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	185,437
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	187,937
		17,044,506
Hungary — 0.3%
OTP Bank Nyrt
7.50%, 05/25/27 (Call 05/25/26), (1-year CMT + 3.711%)(a)(b)	400	408,625
8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(b)	700	722,094
		1,130,719
India — 4.3%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	393,500
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	330,500
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	153,000
4.00%, 07/30/27 (Call 06/30/27)(a)	200	179,780
4.20%, 08/04/27 (Call 02/04/27)(a)	400	361,750
4.38%, 07/03/29(a)	400	345,380
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	200	185,500
Axis Bank Ltd./Gandhinagar, 4.10%, (Call 09/08/26), (5-year CMT + 3.315%)(a)(b)(d)	200	185,937
Bharti Airtel Ltd.
3.25%, 06/03/31(a)	200	170,750
4.38%, 06/10/25(a)	400	393,090
CA Magnum Holdings, 5.38%, 10/31/26 (Call 05/10/24)(a)	600	567,600
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	395,000
6.45%, 06/04/29(a)	200	194,687
Greenko Dutch BV, 3.85%, 03/29/26 (Call 05/30/24)(a)	364	339,430
Greenko Power II Ltd., 4.30%, 12/13/28(a)	540	482,220
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 05/30/24)(a)	200	192,625
HDFC Bank Ltd., 3.70%, (Call 08/25/26), (5-year CMT + 2.925%)(a)(b)(d)	400	368,750
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(a)	400	398,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	189,000
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)	200	187,500
4.00%, 03/18/26(a)	450	435,516
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)(e)	400	330,375
3.25%, 02/13/30(a)	200	173,813
3.57%, 01/21/32(a)(e)	400	343,680
3.84%, 12/13/27(a)	200	187,062
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	322	279,335
Security	Par (000)	Value
India (continued)
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	$200	$184,836
5.05%, 04/05/32 (Call 10/05/31)(a)	400	343,500
Network i2i Ltd.
3.98%, , (5-year CMT + 3.390%)(a)(d)	400	379,750
5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(b)(d)	600	596,526
NTPC Ltd., 4.25%, 02/26/26(a)	200	194,687
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	190,516
Oil India Ltd., 5.13%, 02/04/29(a)	400	389,500
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	191,664
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	393,684
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	168,875
3.95%, 04/23/30(a)(e)	400	357,000
4.50%, 06/18/29(a)	400	374,875
6.15%, 12/06/28(a)	200	201,625
REC Ltd.
2.25%, 09/01/26(a)	400	367,250
5.63%, 04/11/28(a)	400	396,000
Reliance Industries Ltd.
2.88%, 01/12/32(a)	800	657,250
3.63%, 01/12/52(a)	900	610,031
3.67%, 11/30/27(a)	500	468,125
3.75%, 01/12/62(a)	400	264,000
4.88%, 02/10/45(a)	250	216,094
6.25%, 10/19/40(a)	250	255,937
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 05/10/24)(a)	400	356,200
Shriram Finance Ltd., 6.63%, 04/22/27(a)	400	395,500
State Bank of India, 4.88%, 05/05/28(a)	400	389,000
State Bank of India/London
1.80%, 07/13/26(a)	200	183,813
5.00%, 01/17/29(a)	400	390,296
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	159,750
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 05/30/24)(a)	400	322,000
13.88%, 12/09/28 (Call 09/11/24)(a)	504	457,380
Vedanta Resources Ltd., 13.88%, 12/09/28 (Call 05/30/24)(a)	388	344,714
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	400	366,276
		18,330,934
Indonesia — 2.4%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	378,250
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(b)(d)	600	549,750
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 05/30/24)(a)	600	574,500
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(a)	700	676,067
5.32%, 04/14/32 (Call 01/01/32)(a)	1,600	1,514,000
6.20%, 04/14/52 (Call 10/14/51)(a)	700	655,410
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 05/30/24)(a)	500	503,125
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	1,000	846,250
3.54%, 04/27/32 (Call 10/27/31)(a)	600	501,948
4.75%, 06/09/51 (Call 12/09/50)(a)	600	463,875

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	$464	$447,971
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 05/30/24)(a)	600	582,938
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29 (Call 10/27/25)(a)	400	410,750
Minejesa Capital BV
4.63%, 08/10/30(a)	930	865,979
5.63%, 08/10/37(a)	800	693,548
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	800	710,000
		10,374,361
Israel — 3.5%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 10/21/26), (5-year CMT + 2.155%)(a)(b)(c)	800	713,750
Bank Leumi Le-Israel BM
3.28%, 01/29/31 (Call 01/29/26), (5-year CMT + 1.631%)(b)(c)	400	369,500
5.13%, 07/27/27 (Call 06/27/27)(a)(c)	400	383,300
7.13%, 07/18/33 (Call 04/18/28), (5-year CMT + 3.466%)(a)(b)(c)	400	388,240
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(c)	455	428,127
5.38%, 03/30/28 (Call 09/30/27)(a)(c)	530	470,375
5.88%, 03/30/31 (Call 09/30/30)(a)(c)	400	341,375
8.50%, 09/30/33 (Call 09/30/29)(a)(c)	570	547,200
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(c)	535	485,406
Israel Discount Bank Ltd., 5.38%, 01/26/28 (Call 12/26/27)(c)	600	577,500
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(c)	400	324,250
4.25%, 08/14/28(a)(c)	800	722,000
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	520	507,000
6.50%, 06/30/27 (Call 12/30/26)(a)(c)	400	375,500
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	425	378,250
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26), (5-year CMT + 2.250%)(a)(b)(c)	400	363,000
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(e)	600	570,937
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,425	2,248,945
4.10%, 10/01/46	1,500	1,003,320
4.75%, 05/09/27 (Call 02/09/27)(e)	800	765,136
5.13%, 05/09/29 (Call 02/09/29)(e)	950	901,312
6.75%, 03/01/28 (Call 12/01/27)(e)	900	912,375
7.88%, 09/15/29 (Call 06/15/29)	400	421,250
8.13%, 09/15/31 (Call 06/15/31)(e)	400	433,556
		14,631,604
Jamaica — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 05/25/27 (Call 05/22/24), (2.25% PIK)(f)	1,150	1,118,375
Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	400	383,500
Kazakhstan — 1.6%
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	800	639,750
4.75%, 04/19/27(a)	1,000	958,750
Security	Par (000)	Value
Kazakhstan (continued)
5.38%, 04/24/30(a)	$1,200	$1,144,875
5.75%, 04/19/47(a)	1,200	994,500
6.38%, 10/24/48(a)	1,300	1,158,218
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	379,875
3.25%, 08/15/30 (Call 02/15/30)(a)	800	638,500
4.00%, 08/15/26(a)	900	847,969
		6,762,437
Kuwait — 1.8%
Boubyan Sukuk Ltd., 3.39%, 03/29/27(a)	400	376,000
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(b)	400	347,250
5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(b)(d)	400	397,250
KFH Sukuk Co., 5.01%, 01/17/29(a)	1,000	979,687
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	600	536,813
4.50%, 02/23/27(a)	400	351,250
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(a)	600	528,188
4.25%, 11/03/26(a)	1,200	1,148,250
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	600	595,312
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(b)	1,000	906,125
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25), (6-year CMT + 2.832%)(a)(b)(d)	800	769,500
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26), (6-year CMT + 2.875%)(a)(b)(d)	600	550,488
		7,486,113
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 05/30/24)(a)	800	630,000
5.75%, 08/15/29	1,600	1,188,000
		1,818,000
Macau — 3.3%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 05/10/24)(a)	400	378,000
4.85%, 01/27/28 (Call 01/27/25)(a)	500	448,281
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24), (5-year CMT + 1.650%)(a)(b)	400	395,628
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/10/24)(a)	800	754,000
5.25%, 06/18/25 (Call 05/10/24)(a)	400	393,250
5.88%, 05/15/26 (Call 05/10/24)(a)	700	687,531
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	600	538,200
2.85%, 03/08/29 (Call 01/08/29)	600	514,688
3.25%, 08/08/31 (Call 05/08/31)	500	406,250
4.05%, 01/08/26 (Call 12/08/25)	800	769,952
4.63%, 06/18/30 (Call 03/18/30)	600	540,514
5.13%, 08/08/25 (Call 06/08/25)	1,400	1,382,500
5.40%, 08/08/28 (Call 05/08/28)(e)	1,800	1,742,634
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/30/24)(a)	900	771,750
6.50%, 01/15/28 (Call 05/30/24)(a)	600	561,000
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	1,000	885,000
5.50%, 01/15/26 (Call 05/30/24)(a)	1,000	971,875
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Macau (continued)
5.50%, 10/01/27 (Call 05/10/24)(a)	$600	$564,750
5.63%, 08/26/28 (Call 05/10/24)(a)	1,200	1,108,200
		13,814,003
Malaysia — 1.5%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	400	326,750
4.36%, 03/24/26(a)	400	389,250
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	1,000	627,812
CIMB Bank Bhd, 2.13%, 07/20/27(a)	600	539,625
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)	1,000	849,062
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,400	1,328,687
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	600	567,938
RHB Bank Bhd, 1.66%, 06/29/26(a)	600	548,813
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	565,500
4.85%, 11/01/28(a)	700	679,875
		6,423,312
Mexico — 4.7%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	200	199,562
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)	200	165,109
4.25%, 09/18/29 (Call 06/18/29)(a)	200	182,400
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	202,312
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	345,780
3.63%, 04/22/29 (Call 01/22/29)	200	182,962
4.38%, 07/16/42	400	331,500
4.38%, 04/22/49 (Call 10/22/48)(e)	400	322,560
4.70%, 07/21/32 (Call 04/21/32)	400	374,375
6.13%, 03/30/40	700	704,914
6.38%, 03/01/35	350	369,162
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	300	286,406
Banco Mercantil del Norte SA/Grand Cayman
5.88%, , (5-year CMT + 4.643%)(a)(b)(d)	200	187,000
6.63%, , (10-year CMT + 5.034%)(a)(b)(d)	200	176,250
6.75%, (Call 09/27/24), (5-year CMT + 4.967%)(a)(b)(d)(e)	200	198,400
7.50%, (Call 06/27/29), (10-year CMT + 5.470%)(a)(b)(d)	200	193,125
7.63%, , (10-year CMT + 5.353%)(a)(b)(d)	200	194,937
8.38%, (Call 10/14/30), (10-year CMT + 7.760%)(a)(b)(d)	200	199,740
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%, 10/01/28, (5-year CMT + 2.995%)(a)(b)	400	415,000
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)	200	189,732
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(b)	400	366,080
5.88%, 09/13/34 (Call 09/13/29), (5-year CMT + 4.308%)(a)(b)	400	368,532
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(b)	200	202,130
8.45%, 06/29/38 (Call 06/29/33), (5-year CMT + 4.661%)(a)(b)	400	413,160
Becle SAB de CV, 2.50%, 10/14/31(a)	200	154,438
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)	200	145,250
5.38%, 01/09/36(a)	200	189,834
Security	Par (000)	Value
Mexico (continued)
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (Call 11/15/25)(a)	$400	$414,092
10.38%, 11/15/30 (Call 11/15/26)(a)	200	206,750
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	400	300,000
7.45%, 11/15/29 (Call 11/15/24)(a)(e)	400	315,880
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39 (Call 11/15/38)(a)	200	208,739
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	200	173,450
5.20%, 09/17/30 (Call 09/17/25)(a)	400	377,000
5.45%, 11/19/29 (Call 11/19/24)(a)	400	386,500
9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(b)(d)	400	428,282
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(b)(d)	200	191,910
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	190,125
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	450	339,187
2.75%, 01/22/30 (Call 10/22/29)	200	172,934
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	156	154,248
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	550	377,190
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	400	291,625
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(a)	200	195,750
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	145,830
4.70%, 11/10/47(a)	400	327,750
4.88%, 06/27/44(a)	200	171,000
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	160,500
5.25%, 05/24/49 (Call 11/24/48)(e)	200	166,438
6.13%, 01/31/46 (Call 07/31/45)	200	186,875
6.63%, 01/15/40(e)	400	389,500
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	200	181,592
4.75%, 08/06/50 (Call 02/06/50)(a)	400	304,000
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51 (Call 07/15/50)(a)	400	292,625
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)	200	167,167
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	400	298,250
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	156,500
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	200	183,125
2.88%, 05/11/31 (Call 02/11/31)(a)	200	161,000
4.00%, 10/04/27 (Call 07/04/27)(a)	200	186,000
5.50%, 01/15/48 (Call 07/15/47)(a)	200	168,563
5.88%, 09/17/44(a)	200	178,800
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	400	385,313
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)	200	192,937
Southern Copper Corp.
5.25%, 11/08/42	476	433,160
5.88%, 04/23/45	570	551,555
6.75%, 04/16/40	400	430,250

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
7.50%, 07/27/35	$300	$338,625
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40(a)	362	324,304
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(a)	400	211,500
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	600	521,795
5.25%, 01/30/26 (Call 10/30/25)(a)	400	387,200
6.39%, 01/15/50 (Call 07/15/49)(a)	200	155,813
6.95%, 01/30/44 (Call 07/30/43)(a)	200	168,375
7.38%, 02/13/34 (Call 11/13/33)(a)	200	195,640
		20,106,294
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 05/30/24)(a)	400	325,500
Morocco — 0.5%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	700	579,847
4.50%, 10/22/25(a)	400	391,240
5.13%, 06/23/51 (Call 12/23/50)(a)	800	579,000
6.88%, 04/25/44(a)	400	367,375
		1,917,462
Nigeria — 0.8%
Access Bank PLC
6.13%, 09/21/26(a)	600	555,187
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(b)(d)	400	371,000
IHS Holding Ltd.
5.63%, 11/29/26 (Call 05/30/24)(a)	600	552,938
6.25%, 11/29/28 (Call 11/29/24)(a)	400	344,500
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 05/30/24)(a)	850	799,000
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 05/30/24)(a)	600	580,500
		3,203,125
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	388,625
Otel Sukuk Ltd., 5.38%, 01/24/31 (Call 10/24/30)(a)	600	585,938
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	559,109
		1,533,672
Panama — 0.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	1,179	988,172
Banco General SA, 4.13%, 08/07/27(a)	400	373,000
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/10/24)(a)	1,250	1,168,750
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	600	528,600
		3,058,522
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(g)	651	476,715
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(a)	200	195,738
		672,453
Peru — 1.6%
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(b)	900	855,765
Security	Par (000)	Value
Peru (continued)
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(b)	$400	$365,375
5.85%, 01/11/29 (Call 12/11/28)(a)(e)	400	395,400
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 05/30/24)(a)	600	574,312
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(e)	600	544,548
5.20%, 04/11/38 (Call 01/11/38)(a)	400	359,940
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	400	385,492
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(a)	600	637,500
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	600	534,750
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	600	564,938
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	86	82,829
Minsur SA, 4.50%, 10/28/31(a)	400	346,750
Peru LNG Srl, 5.38%, 03/22/30(a)	1,000	853,125
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	480	460,824
		6,961,548
Philippines — 1.4%
BDO Unibank Inc., 2.13%, 01/13/26(a)	600	564,562
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(b)(d)	600	571,312
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	600	553,313
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	600	553,875
Metropolitan Bank & Trust Co.
2.13%, 01/15/26(a)	400	376,750
5.38%, 03/06/29(a)	400	397,000
5.50%, 03/06/34(a)	400	390,000
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(b)(d)	400	386,375
San Miguel Corp., 5.50%, (Call 07/29/25), (5-year CMT + 10.237%)(a)(b)(d)	400	388,375
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(b)(d)	600	540,000
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(b)(d)	600	561,000
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(b)(d)	600	579,000
		5,861,562
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	700	615,125
Qatar — 2.8%
ABQ Finance Ltd.
1.88%, 09/08/25(a)	600	568,032
2.00%, 07/06/26(a)	400	368,750
CBQ Finance Ltd.
2.00%, 09/15/25(a)	400	379,875
2.00%, 05/12/26(a)	600	556,476
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(b)(d)	600	560,063
Doha Finance Ltd., 2.38%, 03/31/26(a)	500	466,718
MAR Sukuk Ltd., 2.21%, 09/02/25(a)	600	572,160
Nakilat Inc., 6.07%, 12/31/33(a)	583	598,730
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	1,000	838,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Qatar (continued)
3.75%, 06/22/26(a)	$400	$385,875
3.88%, 01/31/28(a)	600	569,625
4.50%, 01/31/43(a)	400	356,625
5.00%, 10/19/25(a)	600	594,030
QIB Sukuk Ltd., 1.95%, 10/27/25(a)	900	850,014
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(a)	400	399,625
QNB Finance Ltd.
1.38%, 01/26/26(a)	1,050	974,203
1.63%, 09/22/25(a)	600	567,188
2.75%, 02/12/27(a)	900	834,187
4.88%, 01/30/29(a)	1,000	972,812
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27(a)(e)	529	530,448
		11,943,873
Saudi Arabia — 4.5%
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28(a)	400	389,875
Almarai Co. JSC, 5.23%, 07/25/33(a)	400	398,125
ANB Sukuk Ltd., 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(b)	400	381,500
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	374,000
Banque Saudi Fransi, 4.75%, 05/31/28(a)	400	389,875
BSF Finance, 5.50%, 11/23/27(a)	400	400,000
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	200	203,875
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	600	498,562
4.39%, 11/30/46(a)	500	376,406
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)	600	590,250
6.51%, 02/23/42(a)	800	802,000
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(b)	600	583,875
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(b)(d)	400	370,250
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(a)	900	831,600
2.69%, 06/17/31 (Call 03/17/31)(a)	1,400	1,175,125
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	400	329,944
3.00%, 09/14/50 (Call 03/14/50)(a)	200	135,688
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	386,125
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	200	187,774
2.25%, 11/24/30 (Call 08/24/30)(a)	800	658,500
3.25%, 11/24/50 (Call 05/24/50)(a)	900	579,861
3.50%, 04/16/29(a)	1,300	1,195,594
3.50%, 11/24/70 (Call 05/24/70)(a)	1,000	616,250
4.25%, 04/16/39(a)	1,200	1,012,875
4.38%, 04/16/49(a)	1,300	1,025,375
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	371,500
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	400	380,875
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	585,187
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	400	378,625
2.41%, 09/17/30(a)	200	167,750
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	380,875
5.19%, 02/13/34(a)	600	588,521
5.68%, 04/11/53(a)	600	571,380
Security	Par (000)	Value
Saudi Arabia (continued)
Saudi Telecom Co., 3.89%, 05/13/29(a)	$600	$562,500
SNB Funding Ltd., 2.90%, 01/29/27(a)	200	186,563
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	400	367,707
TMS Issuer Sarl, 5.78%, 08/23/32(a)	600	603,375
		19,038,162
Singapore — 2.9%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)	600	535,356
1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(b)	400	371,250
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(b)(d)	800	779,200
GLP Pte Ltd.
3.88%, 06/04/25(a)	800	713,750
4.50%, (Call 05/17/26), (5-year CMT + 3.735%)(a)(b)(d)	600	284,376
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	800	757,004
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(b)	600	581,062
Puma International Financing SA
5.00%, 01/24/26 (Call 05/10/24)(a)	800	788,000
7.75%, 04/25/29 (Call 04/25/26)(c)	400	403,772
Sats Treasury Pte Ltd., 4.83%, 01/23/29(a)	400	388,936
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	400	378,250
3.38%, 01/19/29 (Call 11/19/28)(a)	400	365,375
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	432	487,080
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(a)	600	495,750
2.38%, 10/03/26(a)	400	372,500
2.38%, 08/28/29 (Call 05/28/29)(a)	600	522,188
3.25%, 06/30/25(a)	300	292,125
3.88%, 08/28/28 (Call 05/28/28)(a)	400	379,375
Ste Transcore Holdings Inc.
3.38%, 05/05/27(a)	600	567,187
4.13%, 05/23/26 (Call 04/23/26)(a)	400	390,000
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(e)	600	554,063
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(b)	400	370,375
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(b)(e)	600	547,482
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(b)(e)	800	752,808
		12,077,264
South Africa — 2.5%
Absa Group Ltd., 6.38%, (Call 05/27/26), (5-year CMT + 5.411%)(a)(b)(d)	400	386,125
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)	800	670,750
2.88%, 03/17/31 (Call 12/17/30)(a)	400	336,244
3.88%, 03/16/29 (Call 01/16/29)(a)	400	370,205
3.95%, 09/10/50(a)	400	289,496
4.75%, 04/10/27(a)	1,600	1,558,296
4.75%, 03/16/52(a)	600	493,224
5.50%, 05/02/33(a)	700	683,522
5.63%, 04/01/30(a)	600	598,866

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa (continued)
5.75%, 04/05/34 (Call 01/05/34)(c)	$600	$593,508
6.00%, 04/05/54 (Call 10/05/53)(c)	200	197,606
Bidvest Group U.K. PLC, 3.63%, 09/23/26 (Call 05/10/24)(a)	600	553,875
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	400	402,250
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/24)(a)	400	235,750
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	397,000
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	377,000
5.50%, 03/18/31 (Call 03/18/30)	700	582,094
6.50%, 09/27/28 (Call 06/27/28)(e)	400	379,375
8.75%, 05/03/29 (Call 03/03/29)(a)	700	705,906
Stillwater Mining Co.
4.00%, 11/16/26 (Call 05/30/24)(a)	400	357,625
4.50%, 11/16/29 (Call 11/16/25)(a)	400	314,875
		10,483,592
South Korea — 3.7%
Hana Bank
1.25%, 12/16/26(a)	400	358,740
3.25%, 03/30/27(a)	400	377,240
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(a)	400	368,500
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	400	368,500
5.13%, 02/05/29(a)	200	193,875
Kookmin Bank
1.38%, 05/06/26(a)	200	184,144
2.50%, 11/04/30(a)(e)	400	324,500
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(a)(b)(d)	200	198,812
4.63%, 04/21/28(a)	200	194,250
Korea Electric Power Corp., 1.13%, 06/15/25(a)	400	380,125
Korea Gas Corp.
2.88%, 07/16/29(a)	200	177,375
3.50%, 07/21/25(a)(e)	400	389,664
3.50%, 07/02/26(a)	200	191,370
6.25%, 01/20/42(a)	400	434,125
KT Corp., 4.00%, 08/08/25(a)	200	195,625
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(b)	400	396,000
LG Chem Ltd.
1.38%, 07/07/26(a)	400	362,824
2.38%, 07/07/31(a)	200	161,313
3.63%, 04/15/29(a)	200	182,250
LG Electronics Inc., 5.63%, 04/24/27(c)	200	198,922
LG Energy Solution Ltd., 5.75%, 09/25/28(a)	200	199,468
NAVER Corp., 1.50%, 03/29/26(a)	400	369,125
NongHyup Bank
1.25%, 07/20/25(a)(e)	400	378,750
4.88%, 07/03/28(a)	200	196,000
POSCO
4.38%, 08/04/25(a)	400	392,000
5.63%, 01/17/26(a)	400	398,375
5.75%, 01/17/28(a)	600	599,130
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	400	362,250
3.88%, 03/24/26(a)	200	192,375
4.38%, 04/13/32(a)(e)	200	179,500
4.50%, 04/12/28(a)	400	388,066
Security	Par (000)	Value
South Korea (continued)
5.75%, 04/15/34(c)	$200	$194,044
6.43%, 10/26/28, (1-day SOFR + 1.080%)(a)(b)	200	203,336
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	371,500
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(b)(d)	400	369,000
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(b)(e)	200	195,250
SK Battery America Inc.
2.13%, 01/26/26(a)	400	369,540
4.88%, 01/23/27(a)	200	195,990
SK Hynix Inc.
1.50%, 01/19/26(a)	400	371,000
2.38%, 01/19/31(a)	600	479,982
5.50%, 01/16/27(a)	200	197,625
5.50%, 01/16/29(a)	400	393,004
6.25%, 01/17/26(a)	400	401,500
6.38%, 01/17/28(a)	600	607,980
6.50%, 01/17/33(a)	400	412,184
SK On Co. Ltd., 5.38%, 05/11/26(a)	600	596,520
Woori Bank
0.75%, 02/01/26(a)	400	367,500
2.00%, 01/20/27(a)	200	182,562
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(b)(d)	200	197,000
4.88%, 01/26/28(a)(e)	400	393,125
		15,791,835
Supranational — 0.7%
Africa Finance Corp., 2.88%, 04/28/28(a)	1,000	874,375
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(a)	600	558,750
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	600	525,938
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 05/30/24)(a)(g)	400	320
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	1,000	1,010,250
		2,969,633
Switzerland — 0.3%
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(a)	450	379,355
12.00%, 02/15/31 (Call 02/15/27)(a)	600	619,380
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	400	99,224
		1,097,959
Taiwan — 3.2%
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	600	562,687
2.50%, 10/28/30(a)	600	495,563
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,200	1,097,478
2.50%, 10/25/31 (Call 07/25/31)	1,400	1,166,060
3.13%, 10/25/41 (Call 04/25/41)	800	608,136
3.25%, 10/25/51 (Call 04/25/51)	1,200	858,000
3.88%, 04/22/27 (Call 03/22/27)	1,000	959,170
4.13%, 04/22/29 (Call 02/22/29)(e)	600	573,486
4.25%, 04/22/32 (Call 01/22/32)(e)	900	849,656
4.50%, 04/22/52 (Call 10/22/51)(e)	900	815,344
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	800	746,750
1.00%, 09/28/27 (Call 07/28/27)(a)	800	692,000
1.25%, 04/23/26 (Call 03/23/26)(a)	1,000	921,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Taiwan (continued)
1.38%, 09/28/30 (Call 06/28/30)(a)	$1,100	$869,275
1.75%, 04/23/28 (Call 02/23/28)(a)	700	612,719
2.25%, 04/23/31 (Call 01/23/31)(a)	1,300	1,078,454
4.63%, 07/22/32 (Call 04/22/32)(a)	600	580,687
		13,486,715
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/10/24)(a)	600	599,063
Thailand — 2.5%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)	1,000	814,680
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(b)	1,200	1,040,916
4.30%, 06/15/27 (Call 05/15/27)(a)	600	576,720
4.45%, 09/19/28(a)	600	573,072
5.00%, , (5-year CMT + 4.729%)(d)	600	581,250
5.30%, 09/21/28 (Call 08/21/28)(a)	400	394,620
5.50%, 09/21/33 (Call 06/21/33)(a)	800	779,144
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)	500	416,940
4.30%, 03/18/51 (Call 09/18/50)(a)(e)	300	227,531
Kasikornbank PCL, 5.46%, 03/07/28(a)	600	596,250
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(b)	600	554,460
5.28%, (Call 10/14/25), (5-year CMT + 4.940%)(a)(b)(d)	600	580,425
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(b)(d)	600	566,250
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(e)	600	394,782
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	600	548,124
3.90%, 12/06/59(a)	400	290,196
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	379,500
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(e)	600	397,014
3.75%, 06/18/50(a)	600	418,688
5.38%, 11/20/48(a)	600	538,125
		10,668,687
Turkey — 3.4%
Akbank TAS
6.80%, 02/06/26(a)	500	498,750
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(b)	400	391,000
9.37%, (Call 03/14/29), (5-year CMT + 5.270%)(b)(c)(d)	600	594,563
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28 (Call 03/29/28)(a)	400	346,875
Arcelik A/S, 8.50%, 09/25/28 (Call 06/25/28)(a)	600	621,375
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27 (Call 05/30/24)(a)	600	579,563
Coca-Cola Icecek A/S, 4.50%, 01/20/29 (Call 10/20/28)(a)	400	367,500
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29 (Call 01/25/29)(c)	400	400,280
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (Call 11/15/25)(a)	600	616,632
Security	Par (000)	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	$400	$397,000
5.80%, 04/11/28 (Call 01/11/28)(a)	565	540,811
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(b)	800	793,000
8.38%, 02/28/34 (Call 02/28/29), (5-year CMT + 4.090%)(b)(c)	400	397,375
Turkiye Is Bankasi AS
7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(b)	700	693,766
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(b)	400	418,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	600	604,500
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	700	697,375
9.00%, 10/12/28(a)	600	627,562
10.12%, (Call 04/24/29), (5-year CMT + 5.493%)(b)(c)(d)	400	401,960
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	600	598,125
WE Soda Investments Holding PLC
9.38%, 02/14/31 (Call 02/14/27)(a)	400	407,875
9.50%, 10/06/28 (Call 10/06/25)(a)	1,000	1,032,000
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(b)	600	599,250
9.25%, 10/16/28(a)	800	848,000
9.25%, 01/17/34 (Call 01/17/29), (5-year CMT + 5.278%)(a)(b)	600	614,437
9.74%, (Call 04/04/29), (5-year CMT + 5.499%)(b)(c)(d)	400	398,500
		14,486,824
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(a)	400	260,099
MHP Lux SA, 6.95%, 04/03/26(a)	500	406,875
		666,974
United Arab Emirates — 4.9%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	378,500
5.38%, 07/18/28(a)	200	199,313
5.50%, 01/12/29(a)	200	200,062
8.00%, (Call 11/27/28), (5-year CMT + 3.524%)(a)(b)(d)	400	427,088
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	400	350,500
3.40%, 04/29/51 (Call 10/29/50)(a)	400	276,125
4.00%, 10/03/49(a)	200	155,438
4.38%, 06/22/26(a)	400	390,875
4.38%, 01/24/29(a)	400	383,125
4.70%, 04/24/33(a)	400	379,625
4.88%, 04/23/30(a)	400	391,625
6.50%, 10/27/36(a)	300	329,906
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(a)	500	413,750
Adib Capital Invest 3 Ltd., 7.25%, (Call 07/18/28), (5-year CMT + 3.059%)(a)(b)(d)	400	419,250
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	202,312
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(a)	200	189,400

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	$200	$196,260
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	184,063
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	203,500
BOS Funding Ltd., 7.00%, 03/14/28(a)	200	206,687
Commercial Bank of Dubai PSC
5.32%, 06/14/28(a)	200	198,250
6.00%, (Call 04/21/26), (6-year CMT + 5.597%)(a)(b)(d)	400	398,000
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	400	370,750
2.74%, 02/16/27(a)	400	372,201
2.95%, 01/16/26(a)	600	573,750
4.80%, 08/16/28(a)	200	196,125
5.49%, 11/30/27(a)	400	402,375
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25), (6-year CMT + 3.664%)(a)(b)(d)	400	397,875
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26), (6-year CMT + 4.077%)(a)(b)(d)	400	383,000
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	400	379,125
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	190,313
3.70%, 07/06/31(a)	200	177,500
3.88%, 09/17/29(a)	400	368,500
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	373,466
4.25%, (Call 02/27/27), (6-year CMT + 3.155%)(a)(b)(d)	400	368,625
5.63%, 10/21/27(a)	200	201,500
5.88%, 10/11/28(a)	400	408,250
6.13%, (Call 03/20/25), (6-year CMT + 3.656%)(a)(b)(d)	400	397,000
6.13%, (Call 04/09/26), (6-year CMT + 5.702%)(a)(b)(d)	200	200,000
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	186,250
2.59%, 03/02/27(a)	200	186,040
4.58%, 01/17/28(a)	200	195,250
4.78%, 01/23/29(a)	200	195,813
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	385,875
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(b)(d)	400	384,625
4.77%, 06/06/28(a)	200	196,000
5.00%, 02/28/29(a)	400	391,625
5.13%, 10/13/27(a)	400	395,000
6.32%, 04/04/34 (Call 10/04/28), (5-year CMT + 1.700%)(a)(b)	400	403,500
6.55%, 01/29/29, (1-day SOFR + 1.200%)(a)(b)	200	200,312
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	224	208,556
2.16%, 03/31/34(a)	648	542,644
2.63%, 03/31/36(a)	600	472,800
2.94%, 09/30/40(a)	916	704,578
3.25%, 09/30/40(a)	600	435,375
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/30/24)(a)	400	397,625
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(b)(d)	200	205,312
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	182,894
4.64%, 05/14/29(a)	200	192,063
Security	Par (000)	Value
United Arab Emirates (continued)
5.00%, 06/01/33(a)	$200	$191,401
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/33(a)	200	190,875
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27), (5-year CMT + 3.997%)(a)(b)	200	210,437
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	178,813
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	400	399,500
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29 (Call 10/15/25)(a)(e)	600	568,500
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(a)	200	192,875
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	380	298,924
		20,927,471
United Kingdom — 2.8%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	187,690
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	185,813
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	189,300
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)	200	174,625
3.38%, 09/06/49(a)	400	277,625
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(a)	200	169,063
3.38%, 05/08/50(a)	200	138,404
CK Hutchison International 21 Ltd.
1.50%, 04/15/26(a)	200	185,000
2.50%, 04/15/31 (Call 01/15/31)(a)	400	330,625
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(a)	200	194,687
4.88%, 04/21/33 (Call 01/21/33)(a)	400	379,434
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	343,983
Petrofac Ltd., 9.75%, 11/15/26 (Call 05/30/24)(a)	200	38,000
Standard Chartered PLC
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(a)(b)	400	390,016
2.61%, 01/12/28 (Call 01/12/27), (5-year CMT + 1.180%)(a)(b)	200	183,537
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(b)	1,000	806,180
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(b)	400	329,400
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(b)	200	165,617
4.05%, 04/12/26(a)	600	580,368
4.30%, (Call 08/19/28), (5-year CMT + 3.135%)(a)(b)(d)	600	483,000
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)	400	373,456
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	500	469,920
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(b)(d)	400	321,250
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(b)(d)	400	391,625
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(a)(b)	200	200,166
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	1,000	1,002,860
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)	$400	$402,156
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	800	810,088
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)	400	408,720
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(b)	200	208,187
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(b)(d)	400	395,000
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(b)	800	845,752
7.88%, (Call 03/08/30), (5-year CMT + 3.574%)(b)(c)(d)	200	194,812
		11,756,359
United States — 1.6%
Bimbo Bakeries USA Inc.
6.05%, 01/15/29 (Call 12/15/28)(a)	200	202,438
6.40%, 01/15/34 (Call 10/15/33)(a)	200	206,748
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	550	529,391
4.75%, 06/15/25 (Call 03/15/25)	384	379,430
4.88%, 06/15/29 (Call 03/15/29)	599	573,590
4.88%, 05/12/30 (Call 02/12/30)	515	488,127
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)	200	167,878
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	200	183,133
3.00%, 02/02/29 (Call 12/02/28)	200	173,716
3.00%, 05/15/32 (Call 02/15/32)	250	197,128
3.63%, 01/15/32 (Call 01/15/27)	200	166,668
4.38%, 02/02/52 (Call 08/02/51)	300	207,375
5.13%, 02/01/28 (Call 01/01/28)	303	294,211
5.50%, 01/15/30 (Call 01/15/25)	400	385,806
5.75%, 04/01/33 (Call 01/01/33)	550	524,242
6.50%, 12/01/52 (Call 06/01/52)	450	423,788
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(a)	400	407,115
7.25%, 11/15/53(a)	400	415,734
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/10/24)(a)	390	333,450
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	600	574,500
		6,834,468
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	461	439,817
Zambia — 1.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27 (Call 05/10/24)(a)	1,300	1,248,000
8.63%, 06/01/31 (Call 06/01/26)(a)	1,400	1,361,430
9.38%, 03/01/29 (Call 03/01/26)(c)	1,450	1,508,464
		4,117,894
Total Corporate Bonds & Notes — 96.5% (Cost: $435,421,328)		409,227,666
Foreign Government Obligations(h)
South Korea — 0.9%
Industrial Bank of Korea
1.04%, 06/22/25(a)	400	379,500
5.38%, 10/04/28(a)	200	200,562
Security	Par (000)	Value
South Korea (continued)
Korea Electric Power Corp, 4.88%, 01/31/27(a)	$400	$393,625
Korea Electric Power Corp.
3.63%, 06/14/25(a)	400	390,875
5.38%, 04/06/26(a)	200	199,063
5.38%, 07/31/26(a)	600	597,187
Korea Expressway Corp., 1.13%, 05/17/26(a)	200	183,000
Korea Gas Corp.
3.88%, 07/13/27(a)	200	190,788
4.88%, 07/05/28(a)	200	196,116
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	400	367,250
4.25%, 07/27/27(a)	600	577,875
		3,675,841
Supranational — 0.6%
Africa Finance Corp.
3.13%, 06/16/25(a)	200	192,766
3.75%, 10/30/29(a)	400	351,500
4.38%, 04/17/26(a)	800	771,312
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(a)	600	503,812
3.99%, 09/21/29 (Call 06/23/29)(a)	800	709,750
		2,529,140
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	600	579,000
Total Foreign Government Obligations — 1.6% (Cost: $7,035,377)		6,783,981
Total Long-Term Investments — 98.1% (Cost: $442,456,705)		416,011,647
	Shares
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(i)(j)(k)	26,286,095	26,293,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	5,030,000	5,030,000
Total Short-Term Securities — 7.4% (Cost: $31,316,342)		31,323,981
Total Investments — 105.5% (Cost: $473,773,047)		447,335,628
Liabilities in Excess of Other Assets — (5.5)%		(23,332,564)
Net Assets — 100.0%		$424,003,064

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Zero-coupon bond.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Corporate Bond ETF

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,316,201	$4,981,349 (a)	$—	$1,725	$(5,294)	$26,293,981	26,286,095	$78,802 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,390,000	—	(360,000)(a)	—	—	5,030,000	5,030,000	59,935	—
				$1,725	$(5,294)	$31,323,981		$138,737	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$409,227,666	$—	$409,227,666
Foreign Government Obligations	—	6,783,981	—	6,783,981
Short-Term Securities
Money Market Funds	31,323,981	—	—	31,323,981
	$31,323,981	$416,011,647	$—	$447,335,628
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.7%
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/24)(a)	$400	$382,250
YPF SA
6.95%, 07/21/27(a)	500	452,813
7.00%, 09/30/33(a)(b)	350	303,297
7.00%, 12/15/47 (Call 06/15/47)(a)	325	235,523
8.50%, 07/28/25(a)	600	584,400
9.00%, 06/30/29(a)(b)	375	370,664
9.50%, 01/17/31(a)	400	403,210
		2,732,157
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,004,500
Bahrain — 0.2%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	200	185,442
Bapco Energies BSCC, 7.50%, 10/25/27(a)	600	605,813
		791,255
Brazil — 8.2%
3R Lux SARL, 9.75%, 02/05/31 (Call 02/05/27)(a)	200	210,500
Acu Petroleo Luxembourg SARL, 7.50%, 07/13/35 (Call 01/13/27)(a)	242	231,895
Adecoagro SA, 6.00%, 09/21/27(a)	200	193,125
Aegea Finance SARL
6.75%, 05/20/29 (Call 05/20/25)(a)	400	385,940
9.00%, 01/20/31 (Call 01/20/27)(a)	200	210,060
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	600	562,875
Ambipar Lux SARL, 9.88%, 02/06/31 (Call 02/06/27)(a)	400	396,125
Azul Secured Finance LLP
10.88%, 05/28/30 (Call 05/28/26)(a)	375	305,391
11.93%, 08/28/28 (Call 02/28/26)(a)	400	398,000
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	342,764
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(a)	200	192,500
Banco BTG Pactual SA/Cayman Islands, 2.75%, 01/11/26 (Call 12/11/25)(a)(c)	200	188,500
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	376,000
4.88%, 01/11/29(a)	400	375,000
6.00%, 03/18/31(c)(d)	400	387,480
6.25%, 04/18/30(a)	400	396,500
8.75%, (Call 10/15/24), (10-year CMT + 4.398%)(a)(b)(e)	1,000	1,008,500
9.00%, (Call 06/18/24), (10-year CMT + 6.362%)(a)(b)(e)	600	600,000
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	194,400
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	178,687
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	800	713,000
4.50%, 01/31/30 (Call 10/31/29)(a)	800	675,640
5.88%, 01/31/50(a)	400	297,875
7.25%, 02/13/33 (Call 11/13/32)(a)	600	568,800
8.50%, 01/12/31 (Call 11/12/30)(a)	600	610,020
8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(b)	400	391,625
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	200	176,500
Security	Par (000)	Value
Brazil (continued)
5.75%, 09/21/50 (Call 03/21/50)(a)	$400	$302,250
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	400	358,680
Cosan Luxembourg SA
5.50%, 09/20/29 (Call 09/20/24)(a)	400	376,000
7.25%, 06/27/31(a)	400	399,980
7.50%, 06/27/30 (Call 06/27/26)(a)	200	202,050
Cosan Overseas Ltd., 8.25%, (Call 08/05/24)(a)(e)	200	202,773
CSN Inova Ventures, 6.75%, 01/28/28 (Call 05/30/24)(a)	600	569,437
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	600	470,062
5.88%, 04/08/32(a)	200	166,563
8.88%, 12/05/30 (Call 12/05/26)(a)	400	398,466
Embraer Netherlands Finance BV
5.40%, 02/01/27(c)	300	295,406
7.00%, 07/28/30 (Call 04/28/30)(a)	400	409,750
FS Luxembourg Sarl, 8.88%, 02/12/31(a)	400	381,000
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	174,250
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31 (Call 01/15/26), (5-year CMT + 3.446%)(a)(b)(c)	400	376,940
4.50%, 11/21/29 (Call 11/21/24), (5-year CMT + 2.822%)(a)(b)(c)	400	394,250
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(b)(e)	200	187,902
7.72%, (Call 06/12/24), (5-year CMT + 3.981%)(a)(b)(e)	800	795,500
7.86%, , (5-year CMT + 3.863%)(a)(b)(e)	400	396,000
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	163,470
5.75%, 04/03/29 (Call 01/03/29)(a)	600	586,020
7.00%, 04/03/49 (Call 10/03/48)(a)	400	387,940
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	600	480,750
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	951	821,212
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(c)	400	328,080
Minerva Luxembourg SA
4.38%, 03/18/31(a)	800	651,750
8.88%, 09/13/33 (Call 09/13/28)(a)	600	615,480
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/30/24)(a)	400	399,875
Petrobras Global Finance BV
5.09%, 01/15/30	250	233,750
5.50%, 06/10/51 (Call 12/10/50)(c)	450	345,411
5.60%, 01/03/31 (Call 10/03/30)(c)	575	545,359
6.00%, 01/27/28(c)	626	621,696
6.50%, 07/03/33 (Call 04/03/33)	500	491,147
6.75%, 01/27/41(c)	500	476,200
6.85%, 06/05/2115(c)	800	692,220
6.88%, 01/20/40(c)	350	336,611
6.90%, 03/19/49(c)	400	370,750
7.25%, 03/17/44(c)	416	407,550
7.38%, 01/17/27	400	411,375
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(a)	400	391,880
Rede D'or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	300	263,205
4.95%, 01/17/28 (Call 10/17/27)(a)	400	376,750

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Rumo Luxembourg Sarl
4.20%, 01/18/32(a)	$200	$164,970
5.25%, 01/10/28(a)	400	380,000
Samarco Mineracao SA
9.00%, 06/30/31 (Call 05/15/24), (9.00% PIK)(a)(f)	100	91,200
9.50%, 06/30/31 (Call 05/16/24), (9.00% PIK)(c)(d)(f)	1,957	1,784,633
Simpar Europe SA, 5.20%, 01/26/31(a)	400	318,000
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	300	255,249
Usiminas International Sarl, 5.88%, 07/18/26 (Call 05/30/24)(a)	400	391,666
XP Inc., 3.25%, 07/01/26(a)	400	373,500
		31,582,660
Burkina Faso — 0.0%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	200	187,750
Cayman Islands — 0.2%
Alinma Tier 1 Sukuk Ltd., 6.50%, (Call 03/06/29), (5-year CMT + 2.201%)(a)(b)(e)	400	401,875
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29 (Call 03/03/26)(a)	400	411,375
		813,250
Chile — 0.4%
AES Andes SA., 7.13%, 03/26/79 (Call 05/20/24), (5-year USD Swap + 4.644%)(a)(b)	200	198,312
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	200	167,813
Banco de Credito e Inversiones SA, 8.75%, (Call 02/08/29), (5-year CMT + 4.944%)(a)(b)(c)(e)	400	408,848
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	400	305,740
Latam Airlines Group SA, 13.38%, 10/15/29(a)	400	458,250
		1,538,963
China — 2.8%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24), (5-year CMT + 11.294%)(a)(b)(e)(g)(h)	600	18,611
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(b)(e)	1,500	1,451,250
Central Plaza Development Ltd., 5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(b)(e)	400	384,625
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	200	186,562
Easy Tactic Ltd.
6.50%, 07/11/27 (Call 05/30/24), (7.50% PIK)(f)	1,307	39,224
6.50%, 07/11/28 (Call 05/30/24), (7.50% PIK)(f)	782	23,452
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/30/24)(a)	400	378,250
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/30/24)(a)	400	355,000
5.05%, 01/27/27 (Call 01/27/25)(a)	200	170,563
5.95%, 10/19/25 (Call 05/30/24)(a)	400	373,875
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	200	138,000
6.00%, (Call 02/08/26), (5-year CMT + 5.584%)(a)(b)(e)	200	169,063
Fuqing Investment Management Ltd., 3.25%, 06/23/25(a)	200	179,875
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	400	335,875
Guojing Capital BVI Ltd., 6.30%, 12/02/25(a)	200	200,896
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	545,062
4.75%, 04/27/27(a)	600	563,250
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	400	356,500
Security	Par (000)	Value
China (continued)
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(b)(e)	$3,500	$3,305,750
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	600	355,687
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(a)	200	40,000
5.20%, 01/12/26 (Call 05/15/24)(a)	200	42,000
Sunac China Holdings Ltd.
6.25%, 09/30/27 (Call 05/24/24), (6.25% PIK)(d)(f)	1,031	92,813
7.00%, 09/30/29 (Call 05/23/24), (12.00% PIK)(a)(f)	1,242	71,415
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	600	260,250
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	400	325,000
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	185,707
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/30/24)(a)	400	322,250
		10,870,805
Colombia — 3.2%
ABRA Global Finance, 11.50%, 03/02/28 (Call 03/02/25), (5.50% PIK)(a)(f)	526	479,126
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	309,500
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(a)	950	897,750
Banco Davivienda SA, 6.65%, , (10-year CMT + 5.097%)(a)(b)(e)	200	139,844
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	590,437
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(b)	400	385,750
6.91%, 10/18/27, (5-year CMT + 2.929%)(b)(c)	400	394,940
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	200	94,500
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	140,625
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	700	563,409
5.38%, 06/26/26 (Call 03/26/26)	850	830,344
5.88%, 05/28/45	1,090	773,900
5.88%, 11/02/51 (Call 05/02/51)	450	304,920
6.88%, 04/29/30 (Call 01/29/30)(c)	1,050	1,003,065
7.38%, 09/18/43(c)	500	439,531
8.38%, 01/19/36 (Call 10/19/35)	1,000	970,580
8.63%, 01/19/29 (Call 12/19/28)	600	624,375
8.88%, 01/13/33 (Call 10/13/32)	1,350	1,379,059
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	400	326,125
Geopark Ltd., 5.50%, 01/17/27 (Call 05/10/24)(a)	200	179,812
Gran Tierra Energy Inc., 9.50%, 10/15/29 (Call 10/15/26)(a)	400	375,400
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	498,000
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(a)	200	194,500
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(a)	400	346,625
		12,242,117
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	408,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ghana — 0.3%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/10/24)(a)	$400	$388,625
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/10/24)(a)	660	636,694
		1,025,319
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	600	558,174
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	400	346,940
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	381,375
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	400	332,918
6.25%, 03/25/29 (Call 05/10/24)(a)	360	338,688
		1,958,095
Hong Kong — 2.3%
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(b)(e)	250	245,156
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(b)(e)	500	480,781
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(b)(e)	250	246,484
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26), (5-year CMT + 3.642%)(a)(b)(e)	400	362,750
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	392,625
China CITIC Bank International Ltd.
3.25%, (Call 07/29/26), (5-year CMT + 2.530%)(a)(b)(e)	500	471,250
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(b)(e)	250	243,321
FWD Group Holdings Ltd.
8.05%, (Call 06/15/24), (5-year CMT + 4.865%)(a)(b)(e)	400	382,875
8.40%, 04/05/29(d)	400	407,125
Lai Sun MTN Ltd., 5.00%, 07/28/26(a)	200	126,063
Li & Fung Ltd., 5.25%, (Call 11/03/24)(a)(e)	200	86,313
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/24)(a)	400	389,500
5.25%, 04/26/26 (Call 05/30/24)(a)	300	288,375
5.38%, 12/04/29 (Call 12/04/24)(a)	800	713,272
5.63%, 07/17/27 (Call 05/30/24)(a)	400	377,500
5.75%, 07/21/28 (Call 05/30/24)(a)	400	372,000
Nanyang Commercial Bank Ltd., 6.50%, (Call 04/28/27), (5-year CMT + 3.509%)(a)(b)(e)	500	501,720
New World China Land Ltd., 4.75%, 01/23/27(a)	400	332,875
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(b)(e)	600	294,000
4.80%, (Call 05/30/24)(a)(e)	400	149,875
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(b)(e)	600	389,812
6.25%, (Call 09/07/24)(a)(e)	600	283,125
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	276,000
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	400	337,500
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	400	344,200
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	187,938
		8,682,435
Security	Par (000)	Value
Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(b)	$400	$412,625
India — 1.9%
Axis Bank Ltd./Gandhinagar, 4.10%, (Call 09/08/26), (5-year CMT + 3.315%)(a)(b)(e)	200	185,938
CA Magnum Holdings, 5.38%, 10/31/26 (Call 05/10/24)(a)	600	567,600
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	395,000
6.45%, 06/04/29(a)	200	194,687
Greenko Dutch BV, 3.85%, 03/29/26 (Call 05/30/24)(a)	546	509,145
Greenko Power II Ltd., 4.30%, 12/13/28(a)	726	647,871
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 05/30/24)(a)	200	192,625
HDFC Bank Ltd., 3.70%, (Call 08/25/26), (5-year CMT + 2.925%)(a)(b)(e)	600	553,125
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32 (Call 03/11/27)(d)	200	197,250
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	322	279,335
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	400	369,671
5.05%, 04/05/32 (Call 10/05/31)(a)	200	171,750
Network i2i Ltd.
3.98%, , (5-year CMT + 3.390%)(a)(e)	200	189,875
5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(b)(e)	400	397,684
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	393,684
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 05/10/24)(a)	400	356,200
Shriram Finance Ltd., 6.63%, 04/22/27(a)	400	395,500
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	159,750
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 05/30/24)(a)	400	322,000
13.88%, 12/09/28 (Call 09/11/24)(a)	504	457,380
Vedanta Resources Ltd., 13.88%, 12/09/28 (Call 05/30/24)(a)	564	501,079
		7,437,149
Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	600	567,375
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(b)(e)	200	183,250
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 05/30/24)(a)	350	352,187
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 05/30/24)(a)	400	388,625
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29 (Call 10/27/25)(a)	250	256,719
		1,748,156
Israel — 1.9%
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(d)	350	329,328
5.38%, 03/30/28 (Call 09/30/27)(a)(d)	325	288,438
5.88%, 03/30/31 (Call 09/30/30)(a)(d)	400	341,375
8.50%, 09/30/33 (Call 09/30/29)(a)(d)	370	355,200
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(d)	275	268,125
6.50%, 06/30/27 (Call 12/30/26)(a)(d)	350	328,562

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
6.75%, 06/30/30 (Call 12/30/29)(a)(d)	$275	$244,750
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	475,781
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,600	1,483,840
4.10%, 10/01/46(c)	1,050	702,324
4.75%, 05/09/27 (Call 02/09/27)(c)	700	669,494
5.13%, 05/09/29 (Call 02/09/29)(c)	600	569,250
6.75%, 03/01/28 (Call 12/01/27)(c)	600	608,250
7.88%, 09/15/29 (Call 06/15/29)	300	315,938
8.13%, 09/15/31 (Call 06/15/31)	300	325,167
		7,305,822
Jamaica — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 05/25/27 (Call 05/22/24), (2.25% PIK)(f)	600	583,500
Kazakhstan — 0.3%
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	200	189,938
3.25%, 08/15/30 (Call 02/15/30)(a)	400	319,250
4.00%, 08/15/26(a)	600	565,312
		1,074,500
Kuwait — 0.2%
Burgan Bank SAK, 5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(b)(e)	200	198,625
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	357,875
4.50%, 02/23/27(a)	200	175,625
		732,125
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28 (Call 05/30/24)(a)	700	551,250
5.75%, 08/15/29	1,000	742,500
		1,293,750
Macau — 1.2%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 05/10/24)(a)	400	378,000
4.85%, 01/27/28 (Call 01/27/25)(a)	200	179,312
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/10/24)(a)	400	377,000
5.25%, 06/18/25 (Call 05/10/24)(a)	400	393,250
5.88%, 05/15/26 (Call 05/10/24)(a)	400	392,875
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/30/24)(a)	600	514,500
6.50%, 01/15/28 (Call 05/30/24)(a)	200	187,000
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	400	354,000
5.50%, 01/15/26 (Call 05/30/24)(a)	600	583,125
5.50%, 10/01/27 (Call 05/10/24)(a)	400	376,500
5.63%, 08/26/28 (Call 05/10/24)(a)	800	738,800
		4,474,362
Mexico — 8.3%
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	202,313
Banco Mercantil del Norte SA/Grand Cayman
5.88%, , (5-year CMT + 4.643%)(a)(b)(e)	200	187,000
6.63%, , (10-year CMT + 5.034%)(a)(b)(e)	200	176,250
6.75%, (Call 09/27/24), (5-year CMT + 4.967%)(a)(b)(c)(e)	300	297,600
Security	Par (000)	Value
Mexico (continued)
7.50%, (Call 06/27/29), (10-year CMT + 5.470%)(a)(b)(e)	$400	$386,250
7.63%, , (10-year CMT + 5.353%)(a)(b)	400	389,875
8.38%, (Call 10/14/30), (10-year CMT + 7.760%)(a)(b)(e)	200	199,740
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(b)	600	549,120
5.88%, 09/13/34 (Call 09/13/29), (5-year CMT + 4.308%)(a)(b)	350	322,466
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(b)	600	606,390
8.45%, 06/29/38 (Call 06/29/33), (5-year CMT + 4.661%)(a)(b)	600	619,740
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (Call 11/15/25)(a)	600	621,138
10.38%, 11/15/30 (Call 11/15/26)(a)	400	413,500
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	700	525,000
7.45%, 11/15/29 (Call 11/15/24)(a)	400	315,880
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	700	607,075
5.20%, 09/17/30 (Call 09/17/25)(a)	400	377,000
5.45%, 11/19/29 (Call 11/19/24)(a)	400	386,500
9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(b)(e)	500	535,353
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(b)(e)	500	479,775
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(a)	300	293,625
Nemak SAB de CV, 3.63%, 06/28/31(a)	400	313,000
Petroleos Mexicanos
4.50%, 01/23/26(c)	700	658,693
5.35%, 02/12/28	953	833,780
5.95%, 01/28/31 (Call 10/28/30)	2,100	1,659,525
6.35%, 02/12/48(c)	950	583,656
6.38%, 01/23/45(c)	775	481,322
6.49%, 01/23/27 (Call 11/23/26)	748	702,282
6.50%, 03/13/27	2,260	2,119,993
6.50%, 01/23/29(c)	625	552,812
6.50%, 06/02/41(c)	800	529,800
6.63%, 06/15/35(c)	1,400	1,034,054
6.70%, 02/16/32 (Call 11/16/31)(c)	3,650	2,989,715
6.75%, 09/21/47	2,950	1,880,772
6.84%, 01/23/30 (Call 10/23/29)	1,300	1,124,370
6.88%, 08/04/26	1,400	1,359,400
6.95%, 01/28/60 (Call 07/28/59)(c)	2,000	1,272,800
7.69%, 01/23/50 (Call 07/23/49)	4,475	3,123,102
8.75%, 06/02/29 (Call 04/02/29)(c)	1,200	1,159,800
10.00%, 02/07/33 (Call 11/07/32)(c)	1,150	1,127,000
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(a)	200	105,750
		32,103,216
Moldova — 0.0%
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 05/30/24)(a)	200	162,750
Morocco — 0.3%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	200	165,670
4.50%, 10/22/25(a)	400	391,240
5.13%, 06/23/51 (Call 12/23/50)(a)	400	289,500
6.88%, 04/25/44(a)	400	367,375
		1,213,785
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	$200	$185,062
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(b)(e)	400	371,000
IHS Holding Ltd.
5.63%, 11/29/26 (Call 05/30/24)(a)	200	184,313
6.25%, 11/29/28 (Call 11/29/24)(a)	200	172,250
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 05/30/24)(a)	600	564,000
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 05/30/24)(a)	400	387,000
		1,863,625
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	388,625
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	400	403,250
Otel Sukuk Ltd., 5.38%, 01/24/31 (Call 10/24/30)(a)	400	390,625
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	457,453
		1,639,953
Panama — 0.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	589	494,086
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/10/24)(a)	600	561,000
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	352,400
		1,407,486
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(i)	434	317,810
Peru — 0.6%
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 05/30/24)(a)	400	382,875
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(a)	200	212,500
Minsur SA, 4.50%, 10/28/31(a)	200	173,375
Peru LNG Srl, 5.38%, 03/22/30(a)	600	511,875
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	445,875
5.63%, 06/19/47(a)	1,100	665,500
		2,392,000
Philippines — 0.6%
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(b)(e)	400	380,875
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	368,875
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	400	369,250
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(b)(e)	200	193,188
San Miguel Corp., 5.50%, (Call 07/29/25), (5-year CMT + 10.237%)(a)(b)(e)	200	194,187
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(b)(e)	400	360,000
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(b)(e)	200	187,000
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(b)(e)	400	386,000
		2,439,375
Security	Par (000)	Value
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	$400	$351,500
Qatar — 0.0%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(b)(e)	200	186,688
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	374,000
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	400	407,750
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(b)(e)	400	370,250
		1,152,000
Singapore — 0.4%
GLP Pte Ltd.
3.88%, 06/04/25(a)	200	178,438
4.50%, (Call 05/17/26), (5-year CMT + 3.735%)(a)(b)(e)	400	189,584
Puma International Financing SA, 7.75%, 04/25/29 (Call 04/25/26)(d)	400	403,772
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	189,125
3.38%, 01/19/29 (Call 11/19/28)(a)	400	365,375
5.25%, 03/21/34 (Call 01/21/34)(a)	200	197,062
		1,523,356
South Africa — 1.2%
Absa Group Ltd., 6.38%, (Call 05/27/26), (5-year CMT + 5.411%)(a)(b)(e)	400	386,125
Bidvest Group U.K. PLC, 3.63%, 09/23/26 (Call 05/10/24)(a)	400	369,250
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	600	567,000
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/24)(a)	200	117,875
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	198,500
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)(c)	400	377,000
5.50%, 03/18/31 (Call 03/18/30)	600	498,937
6.50%, 09/27/28 (Call 06/27/28)(c)	400	379,375
8.75%, 05/03/29 (Call 03/03/29)(a)	500	504,219
Stillwater Mining Co.
4.00%, 11/16/26 (Call 05/30/24)(a)	200	178,813
4.50%, 11/16/29 (Call 11/16/25)(a)	400	314,875
Transnet SOC Ltd., 8.25%, 02/06/28(a)	600	590,250
		4,482,219
South Korea — 0.0%
Woori Bank, 4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(b)(e)	200	197,000
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	350,625
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 05/30/24)(a)(i)	900	720
		351,345
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(a)	300	252,903
12.00%, 02/15/31 (Call 02/15/27)(a)	450	464,535
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	200	49,612
		767,050

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/10/24)(a)	$200	$199,688
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(b)	600	520,458
5.00%, , (5-year CMT + 4.729%)	400	387,500
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(b)	600	554,460
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(b)(e)	400	377,500
		1,839,918
Turkey — 2.3%
Akbank TAS
6.80%, 02/06/26(a)	400	399,000
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(b)	400	391,000
9.37%, (Call 03/14/29), (5-year CMT + 5.270%)(b)(d)(e)	200	198,187
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28 (Call 03/29/28)(a)	200	173,438
Arcelik A/S, 8.50%, 09/25/28 (Call 06/25/28)(a)	400	414,250
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27 (Call 05/30/24)(a)	400	386,375
Coca-Cola Icecek A/S, 4.50%, 01/20/29 (Call 10/20/28)(a)	400	367,500
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29 (Call 01/25/29)(d)	200	200,140
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (Call 11/15/25)(a)	400	411,088
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	397,000
5.80%, 04/11/28 (Call 01/11/28)(a)	200	191,438
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(b)	400	396,500
8.38%, 02/28/34 (Call 02/28/29), (5-year CMT + 4.090%)(b)(d)	200	198,687
Turkiye Is Bankasi AS
7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(b)	400	396,438
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(b)	400	418,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	302,250
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	400	398,500
9.00%, 10/12/28(a)	400	418,375
10.12%, (Call 04/24/29), (5-year CMT + 5.493%)(b)(d)(e)	200	200,980
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	398,750
WE Soda Investments Holding PLC
9.38%, 02/14/31 (Call 02/14/27)(a)	200	203,937
9.50%, 10/06/28 (Call 10/06/25)(a)	600	619,200
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(b)	200	199,750
9.25%, 10/16/28(a)	400	424,000
9.25%, 01/17/34 (Call 01/17/29), (5-year CMT + 5.278%)(a)(b)	400	409,625
Security	Par (000)	Value
Turkey (continued)
9.74%, (Call 04/04/29), (5-year CMT + 5.499%)(b)(d)(e)	$200	$199,250
		8,714,408
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	200	130,049
MHP Lux SA, 6.95%, 04/03/26(a)	400	325,500
		455,549
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC, 8.00%, (Call 11/27/28), (5-year CMT + 3.524%)(a)(b)(e)	400	427,088
Adib Capital Invest 3 Ltd., 7.25%, (Call 07/18/28), (5-year CMT + 3.059%)(a)(b)(e)	600	628,875
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	400	407,000
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26), (6-year CMT + 5.597%)(a)(b)(e)	400	398,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25), (6-year CMT + 3.664%)(a)(b)(e)	400	397,875
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26), (6-year CMT + 4.077%)(a)(b)(e)	600	574,500
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(b)(e)	800	792,800
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27), (6-year CMT + 3.155%)(a)(b)(e)	400	368,625
6.13%, (Call 03/20/25), (6-year CMT + 3.656%)(a)(b)(e)	600	595,500
6.13%, (Call 04/09/26), (6-year CMT + 5.702%)(a)(b)(e)	400	400,000
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/30/24)(a)	400	397,625
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(b)(e)	200	205,312
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29 (Call 10/15/25)(a)(c)	600	568,500
		6,161,700
United Kingdom — 0.8%
Petrofac Ltd., 9.75%, 11/15/26 (Call 05/30/24)(a)(c)	400	76,000
Standard Chartered PLC
4.30%, (Call 08/19/28), (5-year CMT + 3.135%)(a)(b)(e)	800	644,000
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(b)(e)	800	642,500
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(b)(e)	400	391,625
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(b)(e)	800	790,000
7.88%, (Call 03/08/30), (5-year CMT + 3.574%)(b)(d)(e)	600	584,437
		3,128,562
United States — 0.2%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/10/24)(a)	500	427,500
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	200	191,500
		619,000
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	231	219,909
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Zambia — 0.7%
First Quantum Minerals Ltd.
6.88%, 10/15/27 (Call 05/10/24)(a)	$800	$768,000
8.63%, 06/01/31 (Call 06/01/26)(a)	800	777,960
9.38%, 03/01/29 (Call 03/01/26)(c)(d)	1,000	1,040,320
		2,586,280
Total Corporate Bonds & Notes — 45.6% (Cost: $189,535,015)		175,376,217
Foreign Government Obligations(j)
Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,000	912,500
8.25%, 05/09/28(a)	800	754,250
8.75%, 04/14/32(a)	1,100	995,156
9.13%, 11/26/49(a)	600	501,375
9.38%, 05/08/48(a)	1,000	850,000
		4,013,281
Argentina — 4.5%
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 05/31/24)(k)	8,698	5,019,024
1.00%, 07/09/29 (Call 05/31/24)(c)	1,518	895,065
3.50%, 07/09/41 (Call 05/31/24)(c)(k)	5,694	2,488,107
3.63%, 07/09/35 (Call 05/31/24)(k)	11,004	5,028,935
3.63%, 07/09/46 (Call 05/31/24)(c)(k)	1,146	546,854
4.25%, 01/09/38 (Call 05/31/24)(k)	6,305	3,196,390
		17,174,375
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	600	495,188
Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	523,470
5.45%, 09/16/32(a)	600	538,590
5.63%, 09/30/31(a)	400	368,750
5.63%, 05/18/34(a)	600	526,688
6.00%, 09/19/44(a)	600	476,115
6.75%, 09/20/29(a)	600	596,970
7.00%, 01/26/26(a)	800	804,750
7.00%, 10/12/28(a)	900	914,040
7.38%, 05/14/30(a)	600	614,220
7.50%, 02/12/36(a)	600	596,100
7.75%, 04/18/35(a)	600	611,437
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	400	403,250
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	550	490,628
3.95%, 09/16/27(a)	500	468,125
4.50%, 03/30/27(a)	600	574,687
6.25%, 10/18/30(a)	600	600,000
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(a)	400	395,625
		9,503,445
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	600	336,938
Security	Par (000)	Value
Brazil — 4.9%
Brazil Government International Bond, 6.25%, 03/18/31	$1,000	$990,500
Brazilian Government International Bond
2.88%, 06/06/25(c)	1,000	965,500
3.75%, 09/12/31(c)	734	622,065
3.88%, 06/12/30	1,900	1,667,250
4.50%, 05/30/29 (Call 02/28/29)	1,200	1,114,800
4.63%, 01/13/28 (Call 10/13/27)(c)	1,600	1,532,800
4.75%, 01/14/50 (Call 07/14/49)(c)	2,250	1,582,875
5.00%, 01/27/45(c)	1,900	1,429,750
5.63%, 01/07/41(c)	1,100	947,650
5.63%, 02/21/47	1,300	1,057,550
6.00%, 04/07/26(c)	1,200	1,202,400
6.00%, 10/20/33	1,200	1,145,400
6.13%, 03/15/34	1,400	1,337,000
7.13%, 01/20/37(c)	1,000	1,030,500
7.13%, 05/13/54	1,300	1,240,200
8.25%, 01/20/34	800	890,400
		18,756,640
Colombia — 4.3%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	900	720,000
3.13%, 04/15/31 (Call 01/15/31)	1,400	1,078,700
3.25%, 04/22/32 (Call 01/22/32)(c)	1,200	898,200
3.88%, 04/25/27 (Call 01/25/27)	1,200	1,111,200
3.88%, 02/15/61 (Call 08/15/60)	800	428,800
4.13%, 02/22/42 (Call 08/22/41)	600	380,100
4.13%, 05/15/51 (Call 11/15/50)(c)	800	463,600
4.50%, 01/28/26 (Call 10/28/25)	600	579,000
4.50%, 03/15/29 (Call 12/15/28)	1,200	1,072,800
5.00%, 06/15/45 (Call 12/15/44)	2,400	1,644,000
5.20%, 05/15/49 (Call 11/15/48)	1,650	1,133,550
5.63%, 02/26/44 (Call 08/26/43)	1,400	1,045,800
6.13%, 01/18/41	1,300	1,063,400
7.38%, 09/18/37	1,100	1,044,450
7.50%, 02/02/34 (Call 11/02/33)	1,200	1,175,400
8.00%, 04/20/33 (Call 01/20/33)(c)	889	902,779
8.00%, 11/14/35 (Call 08/14/35)	600	603,300
8.75%, 11/14/53 (Call 05/14/53)	1,000	1,026,000
		16,371,079
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(c)	600	594,900
6.55%, 04/03/34 (Call 01/03/34)(a)	800	807,600
7.00%, 04/04/44(a)	650	659,141
7.16%, 03/12/45(a)	600	616,200
7.30%, 11/13/54 (Call 05/13/53)(a)	895	930,800
		3,608,641
Dominican Republic — 3.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,150	1,025,225
4.88%, 09/23/32(a)	1,650	1,444,781
5.30%, 01/21/41(a)	850	697,797
5.50%, 02/22/29 (Call 12/22/28)(a)	1,000	951,563
5.88%, 01/30/60(a)	1,800	1,468,687
5.95%, 01/25/27(a)	950	931,950
6.00%, 07/19/28(a)	650	635,578
6.00%, 02/22/33(a)	1,000	944,000
6.40%, 06/05/49(a)	850	764,575
6.50%, 02/15/48(a)	450	410,906

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Dominican Republic (continued)
6.85%, 01/27/45(a)	$1,100	$1,046,719
6.88%, 01/29/26(a)(c)	800	801,200
7.45%, 04/30/44(a)	800	814,500
		11,937,481
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	482	261,779
2.50%, 07/31/40(a)(k)	1,628	808,349
3.50%, 07/31/35(a)(k)	4,035	2,199,369
6.00%, 07/31/30(a)(k)	2,006	1,402,904
		4,672,401
Egypt — 2.8%
Egypt Government International Bond
5.80%, 09/30/27(a)	600	533,625
5.88%, 06/11/25(a)	600	584,813
5.88%, 02/16/31(a)	1,000	780,775
6.59%, 02/21/28(a)	800	719,250
7.05%, 01/15/32(a)	600	487,500
7.30%, 09/30/33(a)	500	400,156
7.50%, 01/31/27(a)	1,200	1,135,500
7.50%, 02/16/61(a)	800	545,250
7.60%, 03/01/29(a)	1,000	900,625
7.63%, 05/29/32(a)	1,000	830,313
7.90%, 02/21/48(a)	850	618,109
8.50%, 01/31/47(a)	1,300	992,290
8.70%, 03/01/49(a)	800	621,460
8.88%, 05/29/50(a)	1,000	785,900
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	800	826,000
		10,761,566
El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	352,000
7.65%, 06/15/35(a)	550	396,344
9.25%, 04/17/30 (Call 03/17/30)(d)	450	398,430
9.50%, 07/15/52 (Call 01/15/52)(a)	550	431,750
		1,578,524
Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(a)(g)(h)	800	384,500
7.63%, 05/16/29(a)(g)(h)	500	241,563
7.75%, 04/07/29(a)(g)(h)	600	289,875
7.88%, 02/11/35(a)(g)(h)	400	193,500
8.13%, 01/18/26(a)(g)(h)	470	233,678
8.13%, 03/26/32(a)(g)(h)	700	339,062
8.63%, 04/07/34(a)(g)(h)	600	290,813
8.63%, 06/16/49(a)(g)(h)	600	284,760
8.95%, 03/26/51(a)(g)(h)	500	242,650
10.75%, 10/14/30(a)(g)(h)	600	390,000
		2,890,401
Guatemala — 0.4%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(a)	900	787,500
6.60%, 06/13/36 (Call 03/13/36)(a)	600	587,063
		1,374,563
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 06/16/24)(a)	750	698,438
Security	Par (000)	Value
Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	$800	$700,420
7.63%, 01/30/33(a)	600	573,750
8.25%, 01/30/37(a)	800	764,000
		2,038,170
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28(c)	700	713,563
7.88%, 07/28/45(c)	1,100	1,261,219
8.00%, 03/15/39	700	809,812
		2,784,594
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	569,625
5.85%, 07/07/30(a)	700	629,562
6.13%, 01/29/26(a)	400	387,750
7.38%, 10/10/47(a)	600	511,500
7.50%, 01/13/29(a)	600	591,375
		2,689,812
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	600	475,125
7.25%, 02/28/28(a)	600	565,200
8.00%, 05/22/32(a)	600	549,240
8.25%, 02/28/48(a)	600	505,860
9.75%, 02/16/31(a)	800	802,250
		2,897,675
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(g)(h)	500	31,750
6.10%, 10/04/24(a)(g)(h)	730	46,355
6.60%, 11/27/26(a)(g)(h)	860	54,438
6.65%, 02/26/30(a)(g)(h)	760	48,260
6.75%, 11/29/27(a)(g)(h)	520	33,020
6.85%, 03/23/27(a)(g)(h)	700	44,450
7.00%, 03/23/32(a)(g)(h)	525	33,338
		291,611
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	600	467,250
4.00%, 12/15/50(a)	800	527,000
5.95%, 03/08/28(a)	600	595,200
6.50%, 09/08/33(a)	700	700,875
		2,290,325
Nigeria — 1.7%
Nigeria Government International Bond
6.13%, 09/28/28(a)	600	529,470
6.50%, 11/28/27(a)	1,000	922,900
7.14%, 02/23/30(a)	714	627,204
7.38%, 09/28/33(a)	800	662,000
7.63%, 11/21/25(a)	300	298,125
7.63%, 11/28/47(a)	800	595,500
7.70%, 02/23/38(a)	600	472,500
7.88%, 02/16/32(a)	800	700,000
8.25%, 09/28/51(a)	800	627,250
8.38%, 03/24/29(a)	600	568,650
8.75%, 01/21/31(a)	600	564,660
		6,568,259
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman — 3.0%
Oman Government International Bond
4.75%, 06/15/26(a)	$1,200	$1,171,440
5.38%, 03/08/27(a)	750	736,125
5.63%, 01/17/28(a)	1,400	1,377,320
6.00%, 08/01/29(a)	1,200	1,201,125
6.25%, 01/25/31(a)	800	808,750
6.50%, 03/08/47(a)	1,000	969,800
6.75%, 10/28/27(a)	800	818,250
6.75%, 01/17/48(a)	1,600	1,582,640
7.00%, 01/25/51(a)	600	612,937
7.38%, 10/28/32(a)	600	647,220
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	800	774,500
5.93%, 10/31/25(a)	800	801,000
		11,501,107
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	400	347,125
Pakistan Government International Bond
6.00%, 04/08/26(a)	700	630,438
6.88%, 12/05/27(a)	950	812,354
7.38%, 04/08/31(a)	800	634,750
		2,424,667
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	400	375,250
5.40%, 03/30/50 (Call 09/30/49)(a)	600	499,687
6.10%, 08/11/44(a)	600	553,875
		1,428,812
Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	422,656
6.75%, 03/13/48(a)	600	442,125
		864,781
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	735	571,922
6.50%, 09/26/33(a)	500	498,750
		1,070,672
South Africa — 2.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	890,000
4.85%, 09/27/27(c)	600	561,750
4.85%, 09/30/29	1,100	979,000
4.88%, 04/14/26	804	777,850
5.00%, 10/12/46	400	260,500
5.38%, 07/24/44	700	491,750
5.65%, 09/27/47(c)	1,000	706,250
5.75%, 09/30/49	1,550	1,100,500
5.88%, 09/16/25	986	977,372
5.88%, 06/22/30(c)	700	644,000
5.88%, 04/20/32(c)	800	711,000
7.30%, 04/20/52	900	759,375
		8,859,347
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(g)(h)	700	395,577
6.75%, 04/18/28(a)(g)(h)	700	393,827
Security	Par (000)	Value
Sri Lanka (continued)
6.83%, 07/18/26(a)(g)(h)	$600	$342,375
6.85%, 03/14/24(a)(g)(h)	600	338,316
6.85%, 11/03/25(a)(g)(h)	900	517,599
7.55%, 03/28/30(a)(g)(h)	800	450,250
7.85%, 03/14/29(a)(g)(h)	700	394,702
		2,832,646
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	400	384,600
Turkey — 10.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	1,400	1,363,460
7.25%, 02/24/27(a)	1,500	1,518,750
8.51%, 01/14/29(a)	1,400	1,473,500
9.76%, 11/13/25(a)	1,400	1,474,375
Turkey Government International Bond
4.25%, 04/14/26	900	869,063
4.75%, 01/26/26(c)	1,000	975,600
4.88%, 10/09/26	1,700	1,647,406
5.13%, 02/17/28(c)	1,000	943,750
5.25%, 03/13/30(c)	1,200	1,078,875
5.88%, 06/26/31(c)	1,100	998,250
5.95%, 01/15/31	1,200	1,098,000
6.00%, 03/25/27(c)	1,700	1,670,207
6.13%, 10/24/28(c)	1,500	1,456,575
6.38%, 10/14/25(c)	1,200	1,203,960
6.50%, 09/20/33(c)	900	832,781
7.63%, 04/26/29(c)	1,600	1,622,000
8.00%, 02/14/34	750	772,031
8.60%, 09/24/27	1,200	1,264,560
9.13%, 07/13/30	1,300	1,398,719
9.38%, 03/14/29	1,300	1,408,875
9.88%, 01/15/28	2,000	2,196,250
Turkiye Government International Bond
4.88%, 04/16/43(c)	1,770	1,210,238
5.75%, 05/11/47(c)	2,000	1,483,440
6.00%, 01/14/41(c)	1,700	1,371,688
6.63%, 02/17/45(c)	1,600	1,339,000
6.75%, 05/30/40(c)	900	793,080
6.88%, 03/17/36	1,550	1,437,625
7.25%, 03/05/38(c)	500	474,688
7.63%, 05/15/34(c)	1,800	1,780,312
9.38%, 01/19/33(c)	1,400	1,543,500
11.88%, 01/15/30(c)	700	866,031
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	193,000
		39,759,589
Ukraine — 0.6%
Ukraine Government International Bond
6.88%, 05/21/29(a)(g)(h)	1,000	249,200
7.25%, 03/15/33(a)(g)(h)	1,400	343,560
7.38%, 09/25/32(a)(g)(h)	1,600	395,360
7.75%, 09/01/24(a)(g)(h)	850	243,950
7.75%, 09/01/25(a)(g)(h)	1,325	392,712
7.75%, 09/01/26(a)(g)(h)	700	196,315
7.75%, 09/01/27(a)(g)(h)	750	209,250
9.75%, 11/01/28(a)(g)(h)	800	238,800
		2,269,147

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(a)	$600	$550,875
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(a)	600	421,125
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	500	310,469
6.13%, 03/06/36(a)	400	389,625
6.50%, 11/23/32(a)	500	505,814
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	600	551,437
3.23%, 10/23/29(a)	500	441,406
3.85%, 04/03/26(a)	400	384,875
4.23%, 03/14/28(a)	800	757,750
		4,313,376
Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(g)(h)	400	294,060
8.97%, 07/30/27(a)(g)(h)	600	435,000
		729,060
Total Foreign Government Obligations — 52.1% (Cost: $232,027,399)		200,171,211
Total Long-Term Investments — 97.7% (Cost: $421,562,414)		375,547,428
	Shares
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(l)(m)(n)	34,941,244	34,951,727
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(l)(m)	3,250,000	$3,250,000
Total Short-Term Securities — 9.9% (Cost: $38,187,849)		38,201,727
Total Investments — 107.6% (Cost: $459,750,263)		413,749,155
Liabilities in Excess of Other Assets — (7.6)%		(29,131,670)
Net Assets — 100.0%		$384,617,485

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Zero-coupon bond.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,876,276	$—	$(3,918,635)(a)	$331	$(6,245)	$34,951,727	34,941,244	$127,034 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,080,000	—	(830,000)(a)	—	—	3,250,000	3,250,000	56,420	—
				$331	$(6,245)	$38,201,727		$183,454	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM High Yield Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$175,376,217	$—	$175,376,217
Foreign Government Obligations	—	200,171,211	—	200,171,211
Short-Term Securities
Money Market Funds	38,201,727	—	—	38,201,727
	$38,201,727	$375,547,428	$—	$413,749,155
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations(a)
Brazil — 5.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/25(b)	BRL 14	$2,383,995
0.00%, 01/01/26(b)	BRL 21	3,453,899
0.00%, 07/01/26(b)	BRL 26	3,945,508
0.00%, 07/01/27(b)	BRL 11	1,533,223
0.00%, 01/01/28(b)	BRL 3	613,350
0.00%, 01/01/30(b)	BRL 3	307,408
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL 7	1,313,923
10.00%, 01/01/35	BRL 2	275,896
Series F, 10.00%, 01/01/25	BRL 15	2,808,919
Series F, 10.00%, 01/01/27	BRL 16	2,960,421
Series F, 10.00%, 01/01/29	BRL 16	3,007,458
Series F, 10.00%, 01/01/31	BRL 8	1,497,007
		24,101,007
Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(c)(d)	CLP 780,000	700,236
2.50%, 03/01/25	CLP 3,900,000	3,959,434
4.50%, 03/01/26	CLP 2,330,000	2,378,066
4.70%, 09/01/30(c)(d)	CLP 2,745,000	2,656,367
5.00%, 10/01/28(c)(d)	CLP 1,050,000	1,056,325
5.00%, 03/01/35	CLP 2,825,000	2,692,548
6.00%, 04/01/33(c)	CLP 2,005,000	2,078,107
6.00%, 01/01/43	CLP 2,600,000	2,727,563
7.00%, 05/01/34(c)	CLP 790,000	878,860
		19,127,506
China — 14.9%
China Government Bond
1.99%, 04/09/25	CNY 9,980	1,381,076
2.18%, 08/25/25	CNY 6,740	933,089
2.18%, 08/15/26	CNY 5,490	760,541
2.24%, 05/25/25	CNY 7,980	1,106,420
2.26%, 02/24/25	CNY 5,720	792,863
2.28%, 11/25/25	CNY 4,930	684,267
2.35%, 02/25/34	CNY 2,250	311,849
2.37%, 01/20/27	CNY 5,070	706,576
2.39%, 11/15/26	CNY 4,780	666,455
2.40%, 07/15/28	CNY 7,010	976,401
2.44%, 10/15/27	CNY 6,570	916,144
2.46%, 02/15/26	CNY 9,540	1,328,716
2.48%, 04/15/27	CNY 5,530	773,788
2.50%, 07/25/27	CNY 6,610	924,058
2.52%, 08/25/33	CNY 7,450	1,042,614
2.54%, 12/25/30	CNY 9,050	1,266,725
2.55%, 10/15/28	CNY 1,430	200,770
2.60%, 09/15/30	CNY 9,970	1,399,758
2.60%, 09/01/32	CNY 7,800	1,095,333
2.62%, 09/25/29	CNY 7,600	1,069,749
2.62%, 06/25/30	CNY 8,600	1,209,397
2.64%, 01/15/28	CNY 9,170	1,287,363
2.67%, 11/25/33	CNY 6,740	954,097
2.68%, 05/21/30	CNY 9,570	1,349,515
2.69%, 08/12/26	CNY 9,590	1,344,783
2.69%, 08/15/32	CNY 8,490	1,200,448
2.75%, 06/15/29	CNY 8,960	1,268,769
2.75%, 02/17/32	CNY 6,480	921,470
2.76%, 05/15/32	CNY 8,580	1,218,927
2.79%, 12/15/29	CNY 8,850	1,257,289
Security	Par (000)	Value
China (continued)
2.80%, 03/24/29	CNY 7,960	$1,130,718
2.80%, 03/25/30	CNY 8,750	1,241,567
2.80%, 11/15/32	CNY 6,650	948,941
2.85%, 06/04/27	CNY 12,260	1,734,298
2.88%, 02/25/33	CNY 8,910	1,279,646
2.89%, 11/18/31	CNY 8,850	1,270,182
3.01%, 05/13/28	CNY 8,610	1,231,379
3.02%, 10/22/25	CNY 11,050	1,551,386
3.02%, 05/27/31	CNY 9,090	1,314,606
3.03%, 03/11/26	CNY 10,120	1,427,329
3.12%, 12/05/26	CNY 8,810	1,254,668
3.12%, 10/25/52	CNY 6,080	925,422
3.13%, 11/21/29	CNY 10,100	1,464,996
3.19%, 04/15/53	CNY 4,010	624,187
3.22%, 12/06/25	CNY 7,660	1,081,696
3.25%, 06/06/26	CNY 8,250	1,172,403
3.27%, 11/19/30	CNY 10,570	1,556,576
3.28%, 12/03/27	CNY 8,430	1,216,848
3.29%, 05/23/29	CNY 9,690	1,414,947
3.32%, 04/15/52	CNY 4,550	713,287
3.53%, 10/18/51	CNY 3,590	579,633
3.72%, 04/12/51	CNY 5,820	966,995
3.81%, 09/14/50	CNY 10,140	1,715,004
China Government Bonds
2.30%, 05/15/26	CNY 8,450	1,176,483
2.62%, 04/15/28	CNY 10,670	1,498,279
2.67%, 05/25/33	CNY 10,260	1,452,634
2.91%, 10/14/28	CNY 9,570	1,363,576
3.25%, 11/22/28	CNY 7,240	1,050,985
		64,707,921
Colombia — 4.3%
Colombia TES, 13.25%, 02/09/33	COP 7,456,600	2,173,790
Colombian TES
9.25%, 05/28/42	COP 9,958,400	2,162,309
Series B, 5.75%, 11/03/27	COP 4,855,600	1,085,925
Series B, 6.00%, 04/28/28	COP 8,844,100	1,962,503
Series B, 6.25%, 11/26/25	COP 4,048,400	990,759
Series B, 6.25%, 07/09/36	COP 3,022,300	534,162
Series B, 7.00%, 03/26/31	COP 7,923,500	1,700,099
Series B, 7.00%, 06/30/32	COP 7,571,800	1,575,621
Series B, 7.25%, 10/18/34	COP 7,820,900	1,577,642
Series B, 7.25%, 10/26/50	COP 8,037,900	1,377,528
Series B, 7.50%, 08/26/26	COP 7,770,900	1,883,275
Series B, 7.75%, 09/18/30	COP 6,129,600	1,385,695
		18,409,308
Czech Republic — 4.4%
Czech Republic Government Bond
0.00%, 12/12/24(b)	CZK 6,760	278,362
0.05%, 11/29/29	CZK 15,140	509,436
0.25%, 02/10/27	CZK 27,500	1,047,982
0.95%, 05/15/30(d)	CZK 35,490	1,242,659
1.00%, 06/26/26(d)	CZK 25,610	1,015,199
1.20%, 03/13/31	CZK 34,630	1,202,217
1.25%, 02/14/25	CZK 22,130	915,839
1.50%, 04/24/40	CZK 17,060	485,264
1.75%, 06/23/32	CZK 27,840	972,714
1.95%, 07/30/37	CZK 11,830	379,765
2.00%, 10/13/33	CZK 31,240	1,086,233
2.40%, 09/17/25(d)	CZK 28,610	1,182,688
2.50%, 08/25/28(d)	CZK 35,270	1,397,410
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic (continued)
2.75%, 07/23/29	CZK 33,580	$1,325,123
3.50%, 05/30/35	CZK 15,750	615,320
4.20%, 12/04/36(d)	CZK 12,950	541,732
4.50%, 11/11/32	CZK 14,180	606,458
4.90%, 04/14/34	CZK 10,440	460,580
5.00%, 09/30/30	CZK 29,560	1,302,829
5.50%, 12/12/28	CZK 18,310	818,548
5.75%, 03/29/29	CZK 12,140	548,526
6.00%, 02/26/26	CZK 18,770	818,788
6.20%, 06/16/31	CZK 4,840	228,528
		18,982,200
Dominican Republic — 4.4%
Dominican Republic International Bond
11.25%, 09/15/35 (Call 06/15/35)(d)	DOP 545,500	9,755,646
13.63%, 02/03/33 (Call 11/03/32)(d)	DOP 465,700	9,363,513
		19,119,159
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF 534,760	1,326,841
1.50%, 04/22/26	HUF 544,340	1,332,861
1.50%, 08/26/26	HUF 386,310	928,014
2.00%, 05/23/29	HUF 403,850	864,426
2.25%, 04/20/33	HUF 639,010	1,189,760
2.25%, 06/22/34	HUF 219,350	392,313
2.75%, 12/22/26	HUF 424,340	1,035,178
3.00%, 10/27/27	HUF 482,090	1,147,149
3.00%, 08/21/30	HUF 526,740	1,138,077
3.00%, 10/27/38	HUF 434,410	754,592
3.00%, 04/25/41	HUF 314,930	519,016
3.25%, 10/22/31	HUF 748,460	1,587,544
4.50%, 03/23/28	HUF 311,760	774,109
4.75%, 11/24/32	HUF 552,590	1,278,175
5.50%, 06/24/25	HUF 491,780	1,315,005
6.75%, 10/22/28	HUF 855,040	2,288,801
7.00%, 10/24/35	HUF 123,290	333,935
9.50%, 10/21/26	HUF 233,370	666,554
		18,872,350
Indonesia — 6.7%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR 15,259,000	887,967
5.50%, 04/15/26	IDR 20,168,000	1,206,855
6.13%, 05/15/28	IDR 15,475,000	922,073
6.25%, 06/15/36	IDR 5,609,000	319,430
6.38%, 08/15/28	IDR 13,732,000	821,219
6.38%, 04/15/32	IDR 21,761,000	1,266,735
6.38%, 07/15/37	IDR 2,511,000	143,618
6.50%, 06/15/25	IDR 20,009,000	1,219,641
6.50%, 02/15/31	IDR 26,553,000	1,569,431
6.63%, 05/15/33	IDR 14,393,000	848,886
6.63%, 02/15/34	IDR 11,669,000	686,317
6.88%, 04/15/29	IDR 7,897,000	479,420
7.00%, 05/15/27	IDR 15,446,000	946,963
7.00%, 09/15/30	IDR 21,952,000	1,332,456
7.00%, 02/15/33	IDR 22,646,000	1,372,195
7.13%, 06/15/38	IDR 12,555,000	766,177
7.13%, 06/15/42	IDR 17,037,000	1,039,404
7.13%, 06/15/43	IDR 11,404,000	700,033
7.50%, 08/15/32	IDR 8,559,000	538,280
7.50%, 06/15/35	IDR 13,534,000	846,289
7.50%, 05/15/38	IDR 9,483,000	593,540
Security	Par (000)	Value
Indonesia (continued)
7.50%, 04/15/40	IDR 16,169,000	$1,016,778
8.25%, 05/15/29	IDR 14,522,000	932,409
8.25%, 06/15/32	IDR 6,046,000	393,585
8.25%, 05/15/36	IDR 13,435,000	891,763
8.38%, 09/15/26	IDR 16,750,000	1,054,155
8.38%, 03/15/34	IDR 17,559,000	1,160,017
8.38%, 04/15/39	IDR 10,088,000	684,966
8.75%, 05/15/31	IDR 8,461,000	561,985
9.00%, 03/15/29	IDR 12,524,000	826,461
9.50%, 07/15/31	IDR 4,603,000	319,322
10.50%, 08/15/30	IDR 4,112,000	294,112
11.00%, 09/15/25	IDR 3,897,000	250,231
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR 4,867,000	286,351
6.38%, 03/15/34	IDR 11,752,000	705,590
6.50%, 06/15/39	IDR 2,829,000	170,276
6.63%, 09/15/29	IDR 3,752,000	229,666
6.88%, 03/15/36	IDR 3,722,000	232,133
8.88%, 11/15/31	IDR 8,937,000	614,558
		29,131,287
Malaysia — 5.7%
Malaysia Government Bond
2.63%, 04/15/31	MYR 3,143	608,185
3.50%, 05/31/27	MYR 2,414	503,817
3.52%, 04/20/28	MYR 2,244	466,145
3.58%, 07/15/32	MYR 3,464	706,083
3.73%, 06/15/28	MYR 3,408	712,306
3.76%, 05/22/40	MYR 3,655	730,923
3.83%, 07/05/34	MYR 2,773	573,890
3.88%, 03/14/25	MYR 2,740	576,161
3.89%, 08/15/29	MYR 2,753	579,154
3.90%, 11/30/26	MYR 3,239	684,686
3.90%, 11/16/27	MYR 3,954	835,746
3.91%, 07/15/26	MYR 2,683	565,861
3.96%, 09/15/25	MYR 4,254	896,571
4.07%, 06/15/50	MYR 4,102	824,904
4.25%, 05/31/35	MYR 2,642	563,276
4.46%, 03/31/53	MYR 2,493	536,210
4.50%, 04/30/29	MYR 1,473	318,211
4.64%, 11/07/33	MYR 2,381	524,698
4.70%, 10/15/42	MYR 3,914	869,158
4.76%, 04/07/37	MYR 3,639	812,894
4.89%, 06/08/38	MYR 3,789	858,470
4.92%, 07/06/48	MYR 2,595	593,656
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR 3,256	677,500
3.45%, 07/15/36	MYR 3,020	596,027
3.47%, 10/15/30	MYR 3,302	675,483
3.60%, 07/31/28	MYR 3,798	790,557
3.73%, 03/31/26	MYR 3,992	839,930
3.99%, 10/15/25	MYR 3,713	783,095
4.07%, 09/30/26	MYR 3,835	811,638
4.13%, 08/15/25	MYR 1,483	313,489
4.13%, 07/09/29	MYR 3,004	637,496
4.19%, 10/07/32	MYR 2,892	616,273
4.25%, 09/30/30	MYR 3,432	733,934
4.26%, 07/26/27	MYR 1,715	366,052
4.29%, 08/14/43	MYR 3,067	648,006
4.37%, 10/31/28	MYR 2,871	616,250
4.42%, 09/30/41	MYR 2,114	457,528
4.47%, 09/15/39	MYR 3,213	701,986

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Malaysia (continued)
4.66%, 03/31/38	MYR 833	$185,346
		24,791,595
Mexico — 6.8%
Mexican Bonos
5.00%, 03/06/25	MXN 231	1,282,432
5.50%, 03/04/27	MXN 503	2,590,642
7.50%, 05/26/33	MXN 399	1,984,226
8.00%, 07/31/53	MXN 346	1,629,702
8.50%, 03/01/29	MXN 199	1,087,980
Series M, 5.75%, 03/05/26	MXN 608	3,254,536
Series M, 7.75%, 05/29/31	MXN 571	2,949,641
Series M, 7.75%, 11/23/34	MXN 137	683,321
Series M, 7.75%, 11/13/42	MXN 471	2,215,095
Series M, 8.00%, 11/07/47	MXN 348	1,661,581
Series M 20, 7.50%, 06/03/27	MXN 499	2,696,101
Series M 20, 8.50%, 05/31/29	MXN 400	2,187,064
Series M 20, 10.00%, 12/05/24	MXN 274	1,588,655
Series M 30, 8.50%, 11/18/38	MXN 328	1,694,001
Series M 30, 10.00%, 11/20/36	MXN 117	686,803
Mexico Bonos
7.00%, 09/03/26	MXN 222	1,195,930
8.00%, 05/24/35	MXN 48	243,681
		29,631,391
Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40	PEN 6	1,193,827
5.40%, 08/12/34	PEN 8	1,792,452
5.94%, 02/12/29	PEN 10	2,621,889
6.15%, 08/12/32	PEN 11	2,741,565
6.35%, 08/12/28	PEN 6	1,765,722
6.90%, 08/12/37	PEN 10	2,540,997
6.95%, 08/12/31	PEN 10	2,661,208
7.30%, 08/12/33(c)(d)	PEN 10	2,601,875
8.20%, 08/12/26	PEN 4	1,245,705
		19,165,240
Poland — 4.3%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN 4,972	1,084,711
0.75%, 04/25/25	PLN 4,916	1,162,430
1.25%, 10/25/30	PLN 7,894	1,496,637
1.75%, 04/25/32	PLN 6,500	1,205,538
2.50%, 07/25/26	PLN 7,814	1,814,245
2.50%, 07/25/27	PLN 5,077	1,145,992
2.75%, 04/25/28	PLN 5,645	1,259,507
2.75%, 10/25/29	PLN 7,202	1,545,579
3.25%, 07/25/25	PLN 6,014	1,447,666
3.75%, 05/25/27	PLN 5,481	1,290,097
7.50%, 07/25/28	PLN 8,006	2,115,440
Republic of Poland Government Bonds
0.00%, 10/25/25(b)	PLN 4,274	977,373
6.00%, 10/25/33	PLN 8,455	2,125,818
		18,671,033
Romania — 4.3%
Romania Government Bond
2.50%, 10/25/27	RON 3,420	648,298
3.25%, 06/24/26	RON 4,675	948,293
3.50%, 11/25/25	RON 3,540	731,431
3.65%, 07/28/25	RON 3,295	687,288
3.65%, 09/24/31	RON 3,875	680,140
4.15%, 01/26/28	RON 4,195	835,964
Security	Par (000)	Value
Romania (continued)
4.15%, 10/24/30	RON 4,915	$918,738
4.25%, 04/28/36	RON 4,020	673,694
4.75%, 02/24/25	RON 4,070	863,972
4.75%, 10/11/34	RON 5,440	979,321
4.85%, 04/22/26	RON 4,185	878,449
4.85%, 07/25/29	RON 4,810	953,041
5.00%, 02/12/29	RON 3,455	695,353
5.80%, 07/26/27	RON 3,910	825,756
6.70%, 02/25/32	RON 4,480	949,906
7.20%, 10/28/26	RON 3,295	719,757
7.20%, 05/31/27	RON 3,560	780,872
7.20%, 10/30/33	RON 3,920	856,533
7.35%, 04/28/31	RON 4,150	916,374
7.90%, 02/24/38	RON 3,395	784,195
8.00%, 04/29/30	RON 1,885	428,202
8.25%, 09/29/32	RON 4,250	989,065
Romania Government Bonds
8.00%, 04/29/30	RON 1,005	228,298
8.75%, 10/30/28	RON 3,510	815,184
		18,788,124
Serbia — 4.4%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD 491,380	4,425,173
4.50%, 08/20/32	RSD 755,250	6,215,592
5.88%, 02/08/28	RSD 526,810	4,894,885
7.00%, 10/26/31	RSD 382,650	3,688,737
		19,224,387
South Africa — 4.5%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR 17,728	592,528
6.50%, 02/28/41	ZAR 16,942	522,362
7.00%, 02/28/31	ZAR 29,067	1,240,202
8.00%, 01/31/30	ZAR 52,451	2,472,595
8.25%, 03/31/32	ZAR 47,687	2,108,614
8.50%, 01/31/37	ZAR 45,636	1,812,074
8.75%, 01/31/44	ZAR 38,790	1,461,983
8.75%, 02/28/48	ZAR 64,220	2,398,248
8.88%, 02/28/35	ZAR 45,534	1,945,634
9.00%, 01/31/40	ZAR 38,839	1,541,283
10.50%, 12/21/26	ZAR 54,575	2,968,415
11.63%, 03/31/53	ZAR 8,625	420,213
		19,484,151
Thailand — 5.0%
Thailand Government Bond
0.95%, 06/17/25	THB 33,103	877,774
1.00%, 06/17/27	THB 46,205	1,189,411
1.45%, 12/17/24	THB 36,365	975,967
1.59%, 12/17/35	THB 31,118	730,677
1.60%, 12/17/29	THB 34,642	884,371
1.60%, 06/17/35	THB 21,752	516,449
2.00%, 12/17/31	THB 44,706	1,145,033
2.00%, 06/17/42	THB 24,394	547,788
2.13%, 12/17/26	THB 37,421	1,000,855
2.25%, 03/17/27	THB 23,709	635,460
2.35%, 06/17/26	THB 37,212	1,001,692
2.40%, 03/17/29	THB 28,497	760,561
2.65%, 06/17/28	THB 41,698	1,128,524
2.80%, 06/17/34	THB 15,897	427,683
2.88%, 12/17/28	THB 31,240	852,567
2.88%, 06/17/46	THB 23,079	576,788
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Thailand (continued)
3.30%, 06/17/38	THB 38,233	$1,057,752
3.35%, 06/17/33	THB 33,922	953,862
3.39%, 06/17/37	THB 32,358	906,478
3.40%, 06/17/36	THB 28,022	787,277
3.45%, 06/17/43	THB 31,483	864,636
3.65%, 06/20/31	THB 31,281	894,539
3.78%, 06/25/32	THB 36,650	1,059,745
3.85%, 12/12/25	THB 29,920	824,697
4.88%, 06/22/29	THB 28,369	847,166
		21,447,752
Turkey — 4.4%
Turkey Government Bond
8.00%, 03/12/25	TRY 16,741	399,566
10.50%, 08/11/27	TRY 95,402	1,764,513
10.60%, 02/11/26	TRY 49,445	1,006,118
11.00%, 02/24/27	TRY 36,838	704,076
11.70%, 11/13/30	TRY 93,010	1,720,273
12.40%, 03/08/28	TRY 112,870	2,195,626
12.60%, 10/01/25	TRY 148,736	3,269,907
16.90%, 09/02/26	TRY 69,270	1,544,265
Turkiye Government Bond
17.30%, 07/19/28	TRY 103,163	2,406,566
17.80%, 07/13/33	TRY 86,192	1,908,207
26.20%, 10/05/33	TRY 72,343	2,206,952
		19,126,069
Uruguay — 4.5%
Uruguay Government International Bond
8.25%, 05/21/31	UYU 378,017	9,389,943
8.50%, 03/15/28(d)	UYU 171,807	4,382,424
Uruguay Government International Bonds, 9.75%, 07/20/33(Call 04/20/33)	UYU 206,290	5,560,879
		19,333,246
Total Long-Term Investments — 97.4% (Cost: $452,942,053)		422,113,726
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	960,000	$960,000
Total Short-Term Securities — 0.2% (Cost: $960,000)		960,000
Total Investments — 97.6% (Cost: $453,902,053)		423,073,726
Other Assets Less Liabilities — 2.4%		10,578,395
Net Assets — 100.0%		$433,652,121

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,570,000	$—	$(20,610,000)(a)	$—	$—	$960,000	960,000	$58,081	$—

(a)	Represents net amount purchased (sold).

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$422,113,726	$—	$422,113,726
Short-Term Securities
Money Market Funds	960,000	—	—	960,000
	$960,000	$422,113,726	$—	$423,073,726
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.6%
APA Infrastructure Ltd., 7.13%, 11/09/83 (Call 11/09/28), (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR 100	$113,654
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(c)(d)	USD 150	131,770
4.50%, 09/15/27 (Call 06/15/27)(c)	USD 55	51,867
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(c)	USD 55	52,780
6.13%, 04/15/32 (Call 01/15/32)(c)(d)	USD 75	72,748
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(c)	USD 45	45,506
8.13%, 05/01/27 (Call 05/31/24)(c)	USD 50	50,563
8.50%, 05/01/30 (Call 05/01/25)(c)(d)	USD 70	71,666
9.25%, 10/01/28 (Call 10/01/25)(c)	USD 125	131,250
		721,804
Austria — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29 (Call 03/30/26)(a)	EUR 100	106,646
Benteler International AG, 9.38%, 05/15/28 (Call 05/15/25)(a)	EUR 100	113,993
		220,639
Belgium — 0.2%
Ontex Group NV, 3.50%, 07/15/26 (Call 05/10/24)(a)	EUR 100	103,806
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(c)	USD 200	185,650
		289,456
Canada — 3.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(c)(d)	USD 95	84,826
3.88%, 01/15/28 (Call 05/31/24)(c)	USD 145	133,551
4.00%, 10/15/30 (Call 10/15/25)(c)	USD 275	237,531
4.38%, 01/15/28 (Call 05/31/24)(c)	USD 70	65,012
5.75%, 04/15/25 (Call 05/31/24)(c)	USD 40	39,750
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(c)	USD 100	94,793
4.63%, 08/15/29 (Call 02/15/26)(c)	CAD 263	181,628
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 05/31/24)(c)	USD 75	73,638
AutoCanada Inc., 5.75%, 02/07/29 (Call 02/07/25)(c)	CAD 75	49,480
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(c)	USD 50	50,305
8.50%, 04/30/30 (Call 04/30/26)(c)	USD 75	78,148
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(c)	USD 75	73,083
7.13%, 06/15/26 (Call 05/31/24)(c)	USD 30	30,272
7.25%, 07/01/31 (Call 07/01/27)(c)(d)	USD 20	20,049
7.50%, 02/01/29 (Call 02/01/26)(c)(d)	USD 60	61,237
7.88%, 04/15/27 (Call 05/31/24)(c)	USD 144	142,921
8.75%, 11/15/30 (Call 11/15/26)(c)(d)	USD 75	79,544
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(c)	USD 50	43,262
6.25%, 09/15/27 (Call 05/31/24)(c)	USD 57	54,817
Cineplex Inc., 7.63%, 03/31/29 (Call 01/31/26)(c)	CAD 100	73,448
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(d)	USD 135	133,422
Security	Par (000)	Value
Canada (continued)
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(c)	USD 60	$56,939
6.00%, 06/01/29 (Call 06/01/24)(c)	USD 50	44,125
7.75%, 02/15/28 (Call 02/15/25)(c)	USD 30	30,225
9.50%, 11/01/27 (Call 05/31/24)(c)	USD 50	49,750
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(c)	USD 60	53,883
3.75%, 08/01/25 (Call 05/31/24)(c)	USD 80	77,736
4.00%, 08/01/28 (Call 05/13/24)(c)(d)	USD 75	67,808
4.25%, 06/01/25 (Call 05/31/24)(c)(d)	USD 50	49,237
4.38%, 08/15/29 (Call 08/15/24)(c)	USD 55	49,569
4.75%, 06/15/29 (Call 06/15/24)(c)(d)	USD 75	69,027
5.13%, 12/15/26 (Call 05/31/24)(c)	USD 54	52,534
6.75%, 01/15/31 (Call 01/15/27)(c)	USD 95	95,712
goeasy Ltd., 7.63%, 07/01/29 (Call 07/01/26)(c)	USD 40	39,882
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(c)	USD 85	87,163
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(c)	USD 75	76,932
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(c)	USD 60	57,900
7.00%, 12/31/27 (Call 05/31/24)(c)	USD 45	43,502
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(c)	USD 65	58,073
5.25%, 12/15/27 (Call 05/31/24)(c)	USD 60	57,375
Mattr Corp., 7.25%, 04/02/31 (Call 04/02/27)(c)	CAD 40	28,954
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(c)	USD 50	48,350
7.13%, 02/01/27 (Call 05/31/24)(c)(d)	USD 36	36,335
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD 60	57,532
5.25%, 12/15/29 (Call 09/15/29)	USD 65	61,649
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/31/24)(c)(d)	USD 57	47,751
5.00%, 05/01/25 (Call 01/31/25)(c)	USD 54	53,047
5.25%, 06/01/27 (Call 03/03/27)(c)	USD 100	93,875
8.50%, 11/15/28 (Call 11/15/25)(c)	USD 50	52,492
9.00%, 02/15/30 (Call 08/15/26)(c)	USD 60	61,635
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 05/10/24)(c)	CAD 50	36,884
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(c)(d)	USD 90	82,187
3.88%, 12/01/29 (Call 12/01/24)(c)(d)	USD 80	69,897
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(c)	USD 90	79,073
4.13%, 12/01/31 (Call 12/01/26)(c)(d)	USD 68	58,140
Parkland Corp.
3.88%, 06/16/26 (Call 05/10/24)(c)	CAD 75	52,204
4.50%, 10/01/29 (Call 10/01/24)(c)	USD 70	63,279
4.63%, 05/01/30 (Call 05/01/25)(c)	USD 80	72,160
5.88%, 07/15/27 (Call 05/31/24)(c)	USD 40	39,028
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(c)	USD 60	60,587
7.75%, 03/15/31 (Call 03/15/26)(c)	USD 80	82,980
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(b)(c)(d)	USD 75	71,062
SNC-Lavalin Group Inc., 7.00%, 06/12/26 (Call 06/01/26)	CAD 25	18,644

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Superior Plus LP, 4.25%, 05/18/28 (Call 05/30/24)(c)	CAD 50	$33,891
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/30/24)(c)	CAD 75	54,099
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD 125	78,429
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD 100	67,404
3.63%, 06/15/29 (Call 06/15/24)(c)(d)	USD 50	44,375
4.50%, 01/15/30 (Call 10/15/24)	CAD 110	75,424
5.13%, 04/15/27 (Call 05/31/24)(c)	USD 60	57,919
		4,657,375
China — 0.1%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR 100	1
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 05/30/24)(a)	EUR 100	98,048
		98,049
Cyprus — 0.1%
Bank of Cyprus PCL, 7.38%, 07/25/28 (Call 07/25/27), (3-mo. EURIBOR + 4.095%)(a)(b)	EUR 100	114,111
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(a)	EUR 100	111,017
Denmark — 0.2%
Orsted AS
1.50%, (Call 08/18/30), (5-year EUR Swap + 1.860%)(a)(b)	EUR 100	83,600
2.50%, (Call 08/18/32), (5-year GUK + 2.136%)(a)(b)	GBP 100	89,690
5.13%, (Call 09/14/29), (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR 100	107,217
		280,507
Finland — 0.2%
Citycon Treasury BV, 1.63%, 03/12/28 (Call 12/12/27)(a)	EUR 100	90,913
Huhtamaki Oyj, 4.25%, 06/09/27 (Call 03/09/27)(a)	EUR 100	106,565
		197,478
France — 5.0%
Adevinta ASA, 2.63%, 11/15/25 (Call 05/10/24)(a)	EUR 100	106,625
Air France-KLM
7.25%, 05/31/26 (Call 04/30/26)(a)	EUR 100	112,697
8.13%, 05/31/28 (Call 02/28/28)(a)	EUR 100	119,844
Altice France SA/France
3.38%, 01/15/28 (Call 05/10/24)(a)	EUR 100	70,306
4.13%, 01/15/29 (Call 05/30/24)(a)	EUR 100	69,784
5.13%, 01/15/29 (Call 05/31/24)(c)	USD 45	29,363
5.13%, 07/15/29 (Call 05/31/24)(c)	USD 250	162,500
5.50%, 01/15/28 (Call 05/13/24)(c)	USD 100	67,540
5.50%, 10/15/29 (Call 10/15/24)(c)	USD 200	130,750
5.88%, 02/01/27 (Call 05/10/24)(a)	EUR 100	77,342
8.13%, 02/01/27 (Call 05/13/24)(c)	USD 175	130,900
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(a)	EUR 100	20,310
2.50%, 11/07/28 (Call 08/07/28)(a)	EUR 100	20,168
Banijay Entertainment SASU, 7.00%, 05/01/29 (Call 11/01/25)(a)	EUR 100	111,789
CAB SELAS, 3.38%, 02/01/28 (Call 05/30/24)(a)	EUR 100	93,225
Cerba Healthcare SACA, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR 100	86,878
Security	Par (000)	Value
France (continued)
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR 100	$67,840
Cie Plastic Omnium SE, 4.88%, 03/13/29 (Call 12/13/28)(a)	EUR 100	106,683
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(b)(c)(g)	USD 150	163,038
Elior Group SA, 3.75%, 07/15/26 (Call 05/30/24)(a)	EUR 100	99,619
Elis SA, 1.63%, 04/03/28 (Call 01/03/28)(a)	EUR 100	98,003
ELO SACA
2.88%, 01/29/26 (Call 10/29/25)(a)	EUR 100	102,675
6.00%, 03/22/29 (Call 12/22/28)(a)	EUR 100	105,568
Emeria SASU, 3.38%, 03/31/28 (Call 05/30/24)(a)	EUR 100	90,816
Eramet SA, 7.00%, 05/22/28 (Call 02/22/28)(a)	EUR 100	107,832
Eutelsat SA, 1.50%, 10/13/28 (Call 07/13/28)(a)	EUR 100	77,852
EUTELSAT SA SR UNSECURED REGS 04/29 9.75, 9.75%, 04/13/29 (Call 04/13/26)(a)	EUR 100	108,109
Forvia SE
2.38%, 06/15/27 (Call 05/10/24)(a)	EUR 100	100,618
2.63%, 06/15/25 (Call 05/30/24)(a)	EUR 35	36,743
2.75%, 02/15/27 (Call 05/30/24)(a)	EUR 100	101,786
3.13%, 06/15/26 (Call 05/30/24)(a)	EUR 100	104,069
3.75%, 06/15/28 (Call 05/30/24)(a)	EUR 100	103,236
5.13%, 06/15/29 (Call 06/15/26)(a)	EUR 100	107,675
5.50%, 06/15/31 (Call 06/15/27)(a)	EUR 100	108,447
Getlink SE, 3.50%, 10/30/25 (Call 05/30/24)(a)	EUR 100	105,734
Goldstory SAS, 6.75%, 02/01/30 (Call 02/01/26)(a)	EUR 100	108,583
Holding d'Infrastructures des Metiers de l'Environnement, Series ., 0.63%, Series ., 09/16/28 (Call 06/16/28)(a)	EUR 100	89,288
Iliad Holding SASU
5.13%, 10/15/26 (Call 05/10/24)(a)	EUR 100	106,546
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR 100	105,200
6.50%, 10/15/26 (Call 05/13/24)(c)	USD 125	124,330
7.00%, 10/15/28 (Call 10/15/24)(c)	USD 75	73,219
iliad SA
1.88%, 02/11/28 (Call 11/11/27)(a)	EUR 100	96,824
2.38%, 06/17/26 (Call 03/17/26)(a)	EUR 100	102,485
5.38%, 02/15/29 (Call 11/15/28)(a)	EUR 100	107,656
Series ., 5.38%, Series ., 05/02/31 (Call 02/02/31)(a)	EUR 100	106,223
IPD 3 BV, 8.00%, 06/15/28 (Call 06/15/25)(a)	EUR 100	112,898
Kapla Holding SAS, 3.38%, 12/15/26 (Call 05/10/24)(a)	EUR 100	103,000
La Financiere Atalian SASU, 8.50%, 06/30/28 (Call 05/15/24)	EUR 100	69,778
Loxam SAS
6.38%, 05/15/28 (Call 05/15/25)(a)	EUR 100	109,901
6.38%, 05/31/29 (Call 12/15/25)(a)	EUR 125	137,592
Nexans SA, 4.25%, 03/11/30 (Call 12/11/29)(a)	EUR 100	107,259
Paprec Holding SA, 6.50%, 11/17/27 (Call 11/17/25)(a)	EUR 100	112,550
Picard Groupe SAS, 3.88%, 07/01/26 (Call 05/30/24)(a)	EUR 100	103,686
Renault SA
1.13%, 10/04/27 (Call 07/04/27)(a)	EUR 100	96,248
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR 100	102,972
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR 200	205,515
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR 100	101,268
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR 100	98,099
SNF Group SACA, 2.63%, 02/01/29 (Call 05/10/24)(a)	EUR 100	99,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(a)	EUR 100	$103,698
Tereos Finance Groupe I SA, 4.75%, 04/30/27 (Call 05/30/24)(a)	EUR 100	106,364
Valeo SE
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR 100	103,265
4.50%, 04/11/30 (Call 01/11/30)(a)	EUR 100	104,444
5.38%, 05/28/27 (Call 02/28/27)(a)	EUR 100	109,289
5.88%, 04/12/29 (Call 01/12/29)(a)	EUR 100	111,555
		6,525,121
Germany — 3.3%
Bayer AG
5.38%, 03/25/82 (Call 06/25/30), (5-year EUR Swap + 4.458%)(a)(b)	EUR 100	99,000
6.63%, 09/25/83 (Call 09/25/28), (5-year EUR Swap + 3.432%)(a)(b)	EUR 100	106,248
7.00%, 09/25/83 (Call 09/25/31), (5-year EUR Swap + 3.896%)(a)(b)	EUR 100	107,580
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27), (5-year EUR Swap + 3.751%)(a)(b)	EUR 100	99,644
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27), (5-year EUR Swap + 3.206%)(a)(b)	EUR 100	103,126
Ceconomy AG, 1.75%, 06/24/26 (Call 03/24/26)(a)	EUR 100	98,798
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28 (Call 05/30/24)(a)	EUR 100	102,529
7.50%, 05/15/30 (Call 05/15/26)(a)	EUR 100	111,757
Commerzbank AG
4.00%, 03/23/26(a)	EUR 100	106,368
4.00%, 03/30/27(a)	EUR 70	74,869
4.00%, 12/05/30 (Call 09/05/25), (5-year EUR Swap + 4.350%)(a)(b)	EUR 100	105,401
4.88%, 10/16/34 (Call 07/16/29), (5-year EURIBOR ICE Swap + 2.150%)(a)(b)	EUR 100	105,130
8.63%, 02/28/33 (Call 11/28/27), (5-year GUK + 5.251%)(a)(b)	GBP 100	131,326
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26), (5-year EUR Swap + 1.836%)(a)(b)	EUR 100	97,433
Gruenenthal GmbH, 6.75%, 05/15/30 (Call 05/15/26)(a)	EUR 100	112,070
IHO Verwaltungs GmbH
3.75%, 09/15/26 (Call 05/10/24), (4.50% PIK)(a)(h)	EUR 100	104,603
3.88%, 05/15/27 (Call 05/30/24), (4.62% PIK)(a)(h)	EUR 100	103,691
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(a)	EUR 100	93,776
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(d)	USD 85	74,375
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 05/10/24)(a)	EUR 100	109,854
PCF GmbH, 4.75%, 04/15/26 (Call 05/10/24)(a)	EUR 100	71,978
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR 75	77,573
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR 100	102,794
4.50%, 03/28/30 (Call 12/28/29)(a)	EUR 100	105,887
4.75%, 08/14/29 (Call 05/14/29)(a)	EUR 100	107,900
Tele Columbus AG, 10.00%, 03/19/29 (Call 05/10/24), (10.00% PIK)(a)(h)	EUR 101	67,600
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 05/30/24)(a)	EUR 90	91,279
Security	Par (000)	Value
Germany (continued)
7.63%, 07/15/28 (Call 05/31/24)(c)	USD 50	$49,000
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(c)	USD 150	143,485
TUI AG, 5.88%, 03/15/29 (Call 02/28/26)(a)	EUR 100	107,769
TUI Cruises GmbH
6.25%, 04/15/29 (Call 04/15/26)(a)	EUR 100	107,425
6.50%, 05/15/26 (Call 05/10/24)(a)	EUR 100	107,796
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31 (Call 01/15/27)(a)	EUR 100	106,578
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR 100	101,784
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR 100	99,247
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR 100	97,735
4.75%, 01/31/29 (Call 10/31/28)(a)	EUR 100	106,355
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR 100	98,857
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR 100	100,951
5.75%, 08/03/26 (Call 07/03/26)(a)	EUR 100	109,509
ZF North America Capital Inc.
6.75%, 04/23/30 (Call 03/23/30)(c)	USD 150	150,258
6.88%, 04/14/28 (Call 03/14/28)(c)	USD 75	75,563
7.13%, 04/14/30 (Call 02/14/30)(c)	USD 75	76,594
		4,311,495
Greece — 1.1%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27), (1-year EUR Swap + 2.849%)(a)(b)	EUR 100	100,225
7.50%, 06/16/27 (Call 06/16/26), (1-year EUR Swap + 5.084%)(a)(b)	EUR 100	112,866
Alpha Services and Holdings SA, 5.50%, 06/11/31 (Call 03/11/26), (5-year EUR Swap + 5.823%)(a)(b)	EUR 100	104,922
Eurobank Ergasias Services & Holdings SA, 10.00%, 12/06/32 (Call 12/06/27), (5-year EUR Swap + 7.588%)(a)(b)	EUR 100	120,824
Eurobank SA
5.88%, 11/28/29 (Call 11/28/28), (1-year EUR Swap + 2.830%)(a)(b)	EUR 100	111,617
7.00%, 01/26/29 (Call 01/26/28), (1-year EUR Swap + 4.418%)(a)(b)	EUR 100	115,612
National Bank of Greece SA
4.50%, 01/29/29 (Call 01/29/28), (6-mo. EURIBOR + 1.812%)(a)(b)	EUR 100	106,110
5.88%, 06/28/35 (Call 03/28/30), (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR 100	106,831
8.00%, 01/03/34 (Call 10/03/28), (5-year EURIBOR ICE Swap + 4.646%)(a)(b)	EUR 100	115,950
Piraeus Bank SA
5.00%, 04/16/30 (Call 04/16/29), (1-year EURIBOR ICE Swap + 2.245%)(a)(b)	EUR 100	106,320
6.75%, 12/05/29 (Call 12/05/28), (1-year EUR Swap + 2.837%)(a)(b)	EUR 100	114,147
8.25%, 01/28/27 (Call 01/28/26), (1-year EUR Swap + 5.715%)(a)(b)	EUR 100	113,532
Public Power Corp. SA, 4.38%, 03/30/26 (Call 05/30/24)(a)	EUR 100	106,475
		1,435,431
Hong Kong — 0.3%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/24)(c)	USD 70	68,119

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
5.25%, 04/26/26 (Call 05/31/24)(c)	USD 50	$48,000
5.38%, 12/04/29 (Call 12/04/24)(c)	USD 125	111,605
5.63%, 07/17/27 (Call 05/31/24)(c)	USD 50	47,205
5.75%, 07/21/28 (Call 05/31/24)(c)	USD 75	69,638
		344,567
Ireland — 0.5%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(b)(c)	USD 50	49,693
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 05/31/24)(c)	USD 75	38,241
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/13/24)(c)	USD 135	127,464
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/30/24)(a)	EUR 125	129,015
Energia Group Roi Financeco DAC, 6.88%, 07/31/28 (Call 07/31/25)(a)	EUR 100	110,269
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(c)	USD 45	45,000
7.75%, 05/15/26 (Call 11/15/25)(c)	USD 25	25,397
8.00%, 02/15/27 (Call 08/15/26)(c)	USD 70	71,648
8.00%, 06/15/28 (Call 12/15/27)(c)	USD 70	72,054
		668,781
Israel — 1.2%
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(c)	USD 75	70,568
5.38%, 03/30/28 (Call 09/30/27)(a)(c)	USD 56	49,656
5.88%, 03/30/31 (Call 09/30/30)(a)(c)	USD 70	59,715
8.50%, 09/30/33 (Call 09/30/29)(a)(c)	USD 65	62,816
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	USD 55	53,609
6.50%, 06/30/27 (Call 12/30/26)(a)(c)	USD 55	51,585
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	USD 60	53,625
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 (Call 02/09/27)	EUR 100	103,657
4.38%, 05/09/30 (Call 02/09/30)	EUR 150	152,863
7.38%, 09/15/29 (Call 06/15/29)	EUR 100	117,662
7.88%, 09/15/31 (Call 06/15/31)	EUR 100	122,438
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(d)	USD 310	287,277
4.75%, 05/09/27 (Call 02/09/27)	USD 100	95,635
5.13%, 05/09/29 (Call 02/09/29)	USD 100	94,905
6.75%, 03/01/28 (Call 12/01/27)	USD 125	126,802
7.88%, 09/15/29 (Call 06/15/29)	USD 50	52,613
8.13%, 09/15/31 (Call 06/15/31)	USD 50	53,878
		1,609,304
Italy — 3.8%
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR 100	110,133
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(a)	EUR 100	104,352
4.75%, 03/15/29 (Call 03/15/28), (3-mo. EURIBOR + 2.047%)(a)(b)	EUR 100	107,235
10.50%, 07/23/29(a)	EUR 100	125,795
Banco BPM SpA
3.25%, 01/14/31 (Call 01/14/26), (5-year EUR Swap + 3.800%)(a)(b)	EUR 100	103,185
5.00%, 09/14/30 (Call 09/14/25), (5-year EUR Swap + 5.419%)(a)(b)	EUR 100	106,555
BPER Banca SpA
5.75%, 09/11/29 (Call 09/11/28), (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 150	167,606
Security	Par (000)	Value
Italy (continued)
6.13%, 02/01/28 (Call 02/01/27), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 150	$168,424
Cerved Group SpA, 6.00%, 02/15/29 (Call 03/15/25)(a)	EUR 100	98,961
doValue SpA, 3.38%, 07/31/26 (Call 05/10/24)(a)	EUR 100	93,626
Engineering - Ingegneria Informatica - SpA, 5.88%, 09/30/26 (Call 05/15/24)(a)	EUR 100	102,344
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(a)	EUR 100	99,234
Iccrea Banca SpA, 4.75%, 01/18/32 (Call 10/18/26), (5-year EURIBOR ICE Swap + 4.829%)(a)(b)	EUR 100	104,559
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 05/10/24)(a)	EUR 100	99,978
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR 100	94,079
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR 100	102,277
International Design Group SpA, 10.00%, 11/15/28 (Call 11/15/25)(a)	EUR 100	108,860
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR 100	105,249
2.93%, 10/14/30(a)	EUR 100	96,985
3.93%, 09/15/26(a)	EUR 100	106,143
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(b)(c)	USD 60	49,146
5.15%, 06/10/30(a)	GBP 100	114,364
5.71%, 01/15/26(c)	USD 150	147,782
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(a)	EUR 100	113,380
Mundys SpA
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR 100	99,713
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR 100	98,003
4.75%, 01/24/29 (Call 10/24/28)(a)	EUR 100	108,509
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR 100	101,317
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR 100	95,184
Rossini Sarl, 6.75%, 10/30/25 (Call 05/10/24)(a)	EUR 100	106,418
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(a)	EUR 100	103,179
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(a)	EUR 100	111,476
7.88%, 07/31/28 (Call 05/01/28)(a)	EUR 200	231,471
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR 100	90,728
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR 100	97,728
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR 100	104,599
3.00%, 09/30/25(a)	EUR 100	104,237
3.63%, 05/25/26(a)	EUR 100	103,978
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27), (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	201,477
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(b)(c)	USD 135	124,033
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(b)(c)	USD 110	106,009
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(b)(c)	USD 125	126,166
Webuild SpA
5.88%, 12/15/25 (Call 06/15/25)(a)	EUR 100	107,983
7.00%, 09/27/28 (Call 03/27/28)(a)	EUR 100	114,391
		4,966,851
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 0.6%
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(b)(c)(g)	USD 70	$58,288
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(b)(c)(g)	USD 110	79,438
11.25%, 02/15/27(c)	USD 150	155,933
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR 100	100,563
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR 150	156,043
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR 125	123,731
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR 100	105,630
		779,626
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (Call 03/15/26)(a)	GBP 100	124,615
Luxembourg — 1.4%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(c)	USD 40	39,218
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(c)	USD 50	50,242
Altice Financing SA
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR 100	83,871
5.00%, 01/15/28 (Call 05/31/24)(c)	USD 100	78,750
5.75%, 08/15/29 (Call 08/15/24)(c)	USD 200	148,250
Altice Finco SA, 4.75%, 01/15/28 (Call 05/30/24)(a)	EUR 100	70,120
Altice France Holding SA
4.00%, 02/15/28 (Call 05/30/24)(a)	EUR 100	25,864
6.00%, 02/15/28 (Call 05/31/24)(c)	USD 100	28,586
8.00%, 05/15/27(a)	EUR 100	32,116
10.50%, 05/15/27 (Call 05/13/24)(c)	USD 150	52,875
ARD Finance SA, 5.00%, 06/30/27 (Call 05/10/24), (5.00% Cash and 5.75% PIK)(a)(h)	EUR 100	23,217
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 05/30/24)(a)	EUR 100	101,000
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 05/30/24)(a)	EUR 100	74,443
Herens Midco Sarl, 5.25%, 05/15/29 (Call 05/30/24)(a)	EUR 100	75,450
INEOS Finance PLC
6.63%, 05/15/28 (Call 02/15/25)(a)	EUR 200	217,337
7.50%, 04/15/29 (Call 04/15/26)(c)	USD 75	75,329
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(c)	USD 290	277,675
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 05/30/24)(a)	EUR 100	49,330
Loarre Investments Sarl, 6.50%, 05/15/29 (Call 05/15/25)(a)	EUR 100	107,375
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 05/30/24)(a)	EUR 100	105,609
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 05/30/24)(a)	EUR 100	104,443
		1,821,100
Macau — 0.5%
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(c)	USD 75	70,755
5.25%, 06/18/25 (Call 05/13/24)(c)	USD 35	34,423
5.88%, 05/15/26 (Call 05/13/24)(c)	USD 75	73,638
Security	Par (000)	Value
Macau (continued)
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(c)	USD 95	$81,339
6.50%, 01/15/28 (Call 05/31/24)(c)	USD 60	56,066
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(c)	USD 100	87,951
5.50%, 01/15/26 (Call 05/31/24)(c)	USD 75	72,755
5.50%, 10/01/27 (Call 05/31/24)(c)	USD 75	70,520
5.63%, 08/26/28 (Call 05/13/24)(c)	USD 150	138,338
		685,785
Netherlands — 1.6%
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31 (Call 01/15/27)(a)	GBP 100	132,990
Maxeda DIY Holding BV, 5.88%, 10/01/26 (Call 05/10/24)(a)	EUR 100	83,305
Nobian Finance BV, 3.63%, 07/15/26 (Call 05/30/24)(a)	EUR 100	103,147
PPF Telecom Group BV, 3.25%, 09/29/27 (Call 06/29/27)(a)	EUR 175	180,972
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 05/30/24)(a)	EUR 150	147,307
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/10/24)(a)	EUR 100	99,412
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(c)	USD 150	130,785
TMNL Holding BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR 100	99,722
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 05/30/24)(a)	EUR 100	103,943
5.50%, 08/15/26 (Call 05/31/24)(c)	USD 75	73,611
8.50%, 08/15/27 (Call 05/13/24)(c)	USD 75	74,222
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 05/10/24)(a)	EUR 100	99,447
Versuni Group BV, 3.13%, 06/15/28 (Call 06/15/24)(a)	EUR 100	95,341
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(c)	USD 150	126,563
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 05/10/24)(a)	EUR 100	91,886
Ziggo Bond Co. BV
3.38%, 02/28/30 (Call 02/15/25)(a)	EUR 100	89,618
5.13%, 02/28/30 (Call 02/15/25)(c)	USD 50	41,429
6.00%, 01/15/27 (Call 05/31/24)(c)(d)	USD 75	73,607
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(a)	EUR 100	93,985
4.88%, 01/15/30 (Call 10/15/24)(c)	USD 85	74,410
		2,015,702
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83 (Call 11/15/28), (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR 100	114,158
Portugal — 0.4%
Caixa Central de Credito Agricola Mutuo CRL, 2.50%, 11/05/26 (Call 11/05/25), (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 100	102,258
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26), (5-year EUR Swap + 1.888%)(a)(b)	EUR 100	97,056
1.88%, 08/02/81 (Call 05/02/26), (5-year EUR Swap + 2.380%)(a)(b)	EUR 100	100,311

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal (continued)
5.94%, 04/23/83 (Call 01/23/28), (5-year EUR Swap + 3.184%)(a)(b)	EUR 100	$111,109
Novo Banco SA, 9.88%, 12/01/33 (Call 06/01/28), (5-year EUR Swap + 6.714%)(a)(b)	EUR 100	121,533
		532,267
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28 (Call 05/30/24)(a)	EUR 100	99,591
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR 100	101,774
6.75%, 02/15/31 (Call 02/05/27)(a)	EUR 100	109,292
		310,657
Spain — 1.6%
ACS Actividades de Construccion y Servicios SA, 1.38%, 06/17/25 (Call 03/17/25)(a)	EUR 100	103,438
Banco de Credito Social Cooperativo SA
7.50%, 09/14/29 (Call 09/14/28), (1-year EURIBOR ICE Swap + 4.269%)(a)(b)	EUR 100	117,159
8.00%, 09/22/26 (Call 09/22/25), (1-year EUR Swap + 5.619%)(a)(b)	EUR 100	111,750
Banco de Sabadell SA
5.13%, 06/27/34 (Call 03/27/29), (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 100	106,451
6.00%, 08/16/33 (Call 05/16/28), (5-year EUR Swap + 3.150%)(a)(b)	EUR 100	110,224
Cirsa Finance International Sarl
7.88%, 07/31/28 (Call 07/19/25)(a)	EUR 100	112,474
10.38%, 11/30/27 (Call 11/09/24)(a)	EUR 90	103,115
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 05/30/24)(a)	EUR 100	101,679
eDreams ODIGEO SA, 5.50%, 07/15/27 (Call 05/30/24)(a)	EUR 100	105,652
Eroski S Coop, 10.63%, 04/30/29 (Call 11/30/25)(a)	EUR 100	114,110
Grifols SA
1.63%, 02/15/25 (Call 05/30/24)(a)	EUR 100	104,014
3.20%, 05/01/25 (Call 05/24/24)(a)	EUR 100	106,048
3.88%, 10/15/28 (Call 10/15/24)(a)	EUR 125	105,268
Grupo-Antolin Irausa SA, 3.38%, 04/30/26 (Call 05/10/24)(a)	EUR 100	98,569
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25), (5-year EUR Swap + 2.882%)(a)(b)	EUR 100	102,522
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR 100	102,082
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 05/14/24)(a)	EUR 150	155,841
Unicaja Banco SA, 6.50%, 09/11/28 (Call 09/11/27), (1-year EUR Swap + 3.250%)(a)(b)	EUR 100	112,235
Via Celere Desarrollos Inmobiliarios SA, 5.25%, 04/01/26 (Call 05/30/24)(a)	EUR 100	104,629
		2,077,260
Sweden — 1.0%
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(a)	EUR 100	94,358
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(a)	EUR 100	71,285
Intrum AB
3.00%, 09/15/27 (Call 05/10/24)(a)	EUR 100	64,938
3.50%, 07/15/26 (Call 05/10/24)(a)	EUR 100	68,703
Security	Par (000)	Value
Sweden (continued)
4.88%, 08/15/25 (Call 05/10/24)(a)	EUR 100	$87,115
Samhallsbyggnadsbolaget i Norden AB
2.25%, 08/12/27 (Call 05/12/27)(a)	EUR 100	71,244
2.38%, 09/04/26 (Call 06/04/26)(a)	EUR 100	80,284
SBB Treasury OYJ, 1.13%, 11/26/29 (Call 08/26/29)(a)	EUR 125	79,832
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(c)	USD 50	50,000
7.63%, 02/15/31 (Call 02/15/27)(c)	USD 25	25,246
Verisure Holding AB
3.25%, 02/15/27 (Call 05/10/24)(a)	EUR 100	102,292
3.88%, 07/15/26 (Call 05/10/24)(a)	EUR 100	105,463
7.13%, 02/01/28 (Call 02/01/25)(a)	EUR 100	111,146
Verisure Midholding AB, 5.25%, 02/15/29 (Call 05/10/24)(a)	EUR 100	102,636
Volvo Car AB
2.50%, 10/07/27 (Call 07/07/27)(a)	EUR 100	100,685
4.75%, 05/08/30(a)	EUR 100	106,720
		1,321,947
Switzerland — 0.4%
Dufry One BV
2.00%, 02/15/27 (Call 05/30/24)(a)	EUR 100	100,484
4.75%, 04/18/31 (Call 04/18/27)(a)	EUR 100	107,334
SIG Combibloc PurchaseCo SARL, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR 100	104,186
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(c)(d)	USD 95	73,625
7.88%, 05/01/27 (Call 05/31/24)(c)(d)	USD 60	53,211
9.50%, 06/01/28 (Call 06/01/25)(c)	USD 50	44,675
		483,515
United Kingdom — 5.5%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(a)	EUR 100	102,825
Ardonagh Finco Ltd.
6.88%, 02/15/31 (Call 02/15/27)(a)	EUR 125	128,535
7.75%, 02/15/31 (Call 02/15/27)(c)	USD 75	73,828
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(c)	USD 100	97,375
B&M European Value Retail SA, 8.13%, 11/15/30 (Call 11/15/26)(a)	GBP 100	132,850
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR 150	150,419
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 05/30/24)(a)	GBP 175	214,766
Bellis Finco PLC, 4.00%, 02/16/27 (Call 05/30/24)(a)	GBP 100	115,458
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25), (5-year EUR Swap + 2.130%)(a)(b)	EUR 100	102,708
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(b)(c)	USD 50	47,054
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(b)(c)	USD 45	40,114
Canary Wharf Group Investment Holdings PLC, 2.63%, 04/23/25 (Call 03/23/25)(a)	GBP 100	116,496
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(c)	USD 200	193,896
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 05/30/24)(a)	GBP 100	102,346
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Deuce Finco PLC, 5.50%, 06/15/27 (Call 05/30/24)(a)	GBP 100	$117,840
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(c)	USD 200	206,251
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29 (Call 01/15/26)(c)	USD 200	190,112
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP 100	116,591
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(c)	USD 80	78,900
8.13%, 02/15/32 (Call 02/15/27)(c)	USD 40	39,404
Iceland Bondco PLC, 10.88%, 12/15/27 (Call 08/15/25)(a)	GBP 100	127,918
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26 (Call 05/10/24)(a)	EUR 100	103,135
INEOS Quattro Finance 2 PLC
2.50%, 01/15/26 (Call 05/10/24)(a)	EUR 100	103,015
Series APR, 8.50%, Series APR, 03/15/29 (Call 11/15/25)(a)	EUR 100	111,285
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(a)	EUR 100	98,662
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR 100	104,311
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR 100	106,606
4.50%, 10/01/27 (Call 07/01/27)(c)	USD 50	46,416
5.88%, 01/15/28 (Call 05/31/24)(c)	USD 80	77,436
7.75%, 10/15/25 (Call 05/13/24)(c)	USD 60	60,195
Kier Group PLC, 9.00%, 02/15/29 (Call 02/15/26)(a)	GBP 100	127,505
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(c)	USD 50	52,277
8.38%, 05/01/28 (Call 05/01/25)(c)	USD 50	52,481
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP 100	112,306
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(c)	USD 50	50,168
Motion Finco Sarl, 7.38%, 06/15/30 (Call 06/15/26)(a)	EUR 100	110,686
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR 100	97,330
5.63%, 06/18/73 (Call 06/18/25), (12-year GBP Swap + 3.480%)(a)(b)	GBP 100	123,327
Nomad Foods Bondco PLC, 2.50%, 06/24/28 (Call 06/24/24)(a)	EUR 100	98,664
Ocado Group PLC, 3.88%, 10/08/26 (Call 05/30/24)(a)	GBP 100	108,705
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(c)	USD 25	25,705
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26 (Call 05/30/24)(a)	EUR 100	106,254
Pinnacle Bidco PLC, 10.00%, 10/11/28 (Call 10/11/25)(a)	GBP 100	129,766
Playtech PLC, 5.88%, 06/28/28 (Call 06/28/25)(a)	EUR 100	105,337
Punch Finance PLC, 6.13%, 06/30/26 (Call 06/30/24)(a)	GBP 100	119,546
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 05/30/24)(a)	EUR 100	93,213
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 05/30/24)(a)	GBP 100	119,674
TalkTalk Telecom Group Ltd., 3.88%, 02/20/25 (Call 05/10/24)(a)	GBP 100	112,845
Security	Par (000)	Value
United Kingdom (continued)
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP 100	$77,725
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 05/10/24)(a)	GBP 100	103,517
Victoria PLC, 3.63%, 08/24/26 (Call 05/10/24)(a)	EUR 100	86,929
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(c)	USD 75	61,219
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP 100	103,007
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP 150	157,838
4.50%, 08/15/30 (Call 08/15/25)(c)	USD 90	75,574
5.50%, 05/15/29 (Call 05/15/24)(c)	USD 150	136,116
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 05/30/24)(a)	GBP 100	111,450
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(c)	USD 50	44,394
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(c)	USD 125	102,500
4.75%, 07/15/31 (Call 07/15/26)(c)	USD 135	112,421
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR 150	137,789
7.75%, 04/15/32 (Call 04/15/27)(c)	USD 75	73,789
Vodafone Group PLC
3.00%, 08/27/80 (Call 05/27/30), (5-year EUR Swap + 3.477%)(a)(b)	EUR 100	96,024
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)	USD 65	60,264
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(b)	USD 95	79,230
6.50%, 08/30/84 (Call 05/30/29), (5-year EUR Swap + 3.489%)(a)(b)	EUR 150	170,888
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(b)	USD 180	182,475
8.00%, 08/30/86 (Call 05/30/31), (5-year GUK + 3.837%)(a)(b)	GBP 100	132,849
		7,158,534
United States — 63.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(c)	USD 70	62,663
6.00%, 08/01/29 (Call 08/01/24)(c)	USD 35	31,566
8.25%, 02/01/29 (Call 02/01/26)(c)	USD 100	99,151
10.13%, 08/01/26 (Call 05/31/24)(c)	USD 35	36,151
AdaptHealth LLC
4.63%, 08/01/29 (Call 05/31/24)(c)(d)	USD 35	29,531
5.13%, 03/01/30 (Call 03/01/25)(c)(d)	USD 60	51,080
Adient Global Holdings Ltd.
7.00%, 04/15/28 (Call 04/15/25)(c)	USD 50	50,465
8.25%, 04/15/31 (Call 04/15/26)(c)(d)	USD 55	57,029
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(c)(d)	USD 85	76,606
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	USD 50	44,573
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(c)	USD 65	62,834
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(c)	USD 40	41,205
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(c)	USD 55	52,235
3.50%, 03/15/29 (Call 05/31/24)(c)	USD 135	119,054
4.63%, 01/15/27 (Call 05/31/24)(c)	USD 140	134,031
4.88%, 02/15/30 (Call 02/15/25)(c)	USD 85	79,143

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
5.88%, 02/15/28 (Call 05/31/24)(c)	USD 90	$87,975
6.50%, 02/15/28 (Call 02/15/25)(c)(d)	USD 85	85,000
7.50%, 03/15/26 (Call 05/31/24)(c)	USD 50	50,669
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(c)	USD 50	45,565
6.13%, 05/15/28 (Call 05/31/24)(c)	USD 25	24,805
7.13%, 03/15/31 (Call 03/15/27)(c)	USD 75	75,909
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(c)	USD 75	69,877
5.88%, 11/01/29 (Call 11/01/24)(c)(d)	USD 30	27,502
6.75%, 10/15/27 (Call 05/31/24)(c)	USD 130	127,725
6.75%, 04/15/28 (Call 04/15/25)(c)	USD 110	109,567
7.00%, 01/15/31 (Call 01/15/27)(c)	USD 155	155,290
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(c)	USD 100	100,037
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(c)(d)	USD 100	84,799
6.63%, 07/15/26 (Call 05/31/24)(c)	USD 70	69,734
9.75%, 07/15/27 (Call 05/31/24)(c)	USD 115	114,488
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28 (Call 06/01/24)(a)	EUR 100	97,528
4.63%, 06/01/28 (Call 06/01/24)(c)	USD 200	179,242
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(c)(d)	USD 110	93,882
4.75%, 10/01/27 (Call 05/13/24)(c)	USD 55	52,411
5.88%, 06/01/29 (Call 06/01/24)(c)	USD 40	38,961
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)	USD 105	104,112
6.70%, 02/14/33 (Call 11/16/32)(d)	USD 35	34,285
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(c)(d)	USD 105	72,060
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)(d)	USD 95	64,838
10.25%, 01/15/29 (Call 01/15/26)(c)	USD 75	75,000
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(c)(d)	USD 65	65,468
8.50%, 05/15/29 (Call 11/15/25)(c)	USD 115	119,771
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(c)	USD 220	217,525
5.75%, 04/20/29(c)	USD 280	270,200
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(d)	USD 60	54,117
6.50%, 04/01/27 (Call 05/31/24)	USD 45	44,411
6.88%, 07/01/28 (Call 05/13/24)(d)	USD 25	24,803
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(c)	USD 35	30,629
4.00%, 01/15/28 (Call 05/31/24)(c)	USD 65	59,823
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD 50	49,687
5.75%, 05/20/27 (Call 02/20/27)	USD 50	48,385
5.88%, 08/20/26 (Call 05/20/26)	USD 70	68,878
9.38%, 06/01/28 (Call 06/01/25)(c)	USD 65	67,600
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(c)	USD 75	68,003
6.38%, 02/15/29 (Call 02/15/26)(c)	USD 70	69,083
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(c)	USD 80	76,060
Security	Par (000)	Value
United States (continued)
5.75%, 03/01/27 (Call 05/16/24)(c)	USD 55	$53,914
5.75%, 01/15/28 (Call 05/16/24)(c)	USD 55	53,672
6.63%, 02/01/32 (Call 02/01/27)(c)	USD 65	64,575
7.88%, 05/15/26 (Call 05/16/24)(c)	USD 60	60,993
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(c)	USD 60	56,932
7.63%, 02/01/29 (Call 05/31/24)(c)	USD 41	41,871
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(c)(d)	USD 155	135,707
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(c)	USD 95	88,374
6.75%, 02/15/27 (Call 05/31/24)(c)	USD 65	64,462
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(c)	USD 60	59,416
5.00%, 02/01/28 (Call 05/31/24)(c)	USD 110	104,637
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(c)	USD 90	77,057
6.13%, 12/01/28 (Call 05/31/24)(c)(d)	USD 60	48,750
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(c)	USD 75	73,402
6.88%, 04/01/27 (Call 05/31/24)(c)	USD 50	49,863
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/31/24)(a)	EUR 100	92,980
3.25%, 09/01/28 (Call 05/31/24)(c)	USD 50	43,206
4.00%, 09/01/29 (Call 05/31/24)(c)	USD 100	82,219
6.00%, 06/15/27 (Call 06/15/24)(c)	USD 50	48,328
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 05/31/24)(a)	EUR 100	84,089
4.13%, 08/15/26 (Call 05/13/24)(c)	USD 110	91,761
4.75%, 07/15/27 (Call 05/10/24)(a)	GBP 100	60,417
5.25%, 04/30/25 (Call 05/31/24)(c)	USD 75	74,250
5.25%, 08/15/27 (Call 05/31/24)(c)	USD 100	50,988
Aretec Group Inc.
7.50%, 04/01/29 (Call 05/31/24)(c)	USD 50	47,175
10.00%, 08/15/30 (Call 10/15/26)(c)	USD 70	75,711
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(c)	USD 75	78,000
11.50%, 10/01/31 (Call 10/01/26)(c)	USD 50	55,578
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)	USD 51	47,711
4.63%, 11/15/29 (Call 11/15/24)(c)(d)	USD 70	63,251
4.75%, 03/01/30 (Call 03/01/25)	USD 35	31,721
5.00%, 02/15/32 (Call 11/15/26)(c)	USD 70	62,054
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(c)	USD 65	61,741
7.00%, 11/01/26 (Call 05/31/24)(c)	USD 50	49,938
8.25%, 12/31/28 (Call 05/31/24)(c)(d)	USD 25	25,431
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR 100	96,957
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(c)	USD 30	26,756
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(c)	USD 85	53,950
7.50%, 09/30/29 (Call 09/30/24)(c)(d)	USD 35	17,866
AssuredPartners Inc.
5.63%, 01/15/29 (Call 05/31/24)(c)	USD 50	45,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.50%, 02/15/32 (Call 02/15/27)(c)	USD 50	$48,524
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(c)(d)	USD 240	215,519
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	USD 60	61,359
Avantor Funding Inc.
2.63%, 11/01/25 (Call 05/10/24)(a)	EUR 100	103,944
3.88%, 11/01/29 (Call 11/01/24)(c)	USD 95	84,312
4.63%, 07/15/28 (Call 05/31/24)(c)	USD 130	121,387
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(c)	USD 50	49,750
7.13%, 08/01/30 (Call 08/01/25)(c)	USD 75	75,746
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(c)(d)	USD 50	44,194
5.38%, 03/01/29 (Call 05/31/24)(c)	USD 60	53,179
5.75%, 07/15/27 (Call 05/13/24)(c)(d)	USD 40	38,000
8.00%, 02/15/31 (Call 11/15/26)(c)(d)	USD 50	47,875
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(c)	USD 50	50,911
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(c)	USD 75	65,438
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(c)	USD 50	47,865
B&G Foods Inc.
5.25%, 09/15/27 (Call 05/31/24)(d)	USD 55	50,775
8.00%, 09/15/28 (Call 09/15/25)(c)	USD 45	46,543
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(d)	USD 125	104,511
3.13%, 09/15/31 (Call 06/15/31)	USD 90	74,628
6.00%, 06/15/29 (Call 05/15/26)	USD 85	84,513
6.88%, 03/15/28 (Call 11/15/24)	USD 65	66,073
Bath & Body Works Inc.
5.25%, 02/01/28	USD 65	62,356
6.63%, 10/01/30 (Call 10/01/25)(c)(d)	USD 105	104,934
7.50%, 06/15/29 (Call 06/15/24)(d)	USD 40	41,096
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(c)(d)	USD 140	144,453
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(c)	USD 175	113,312
5.25%, 01/30/30 (Call 01/30/25)(c)	USD 75	32,100
5.25%, 02/15/31 (Call 02/15/26)(c)(d)	USD 50	20,926
5.50%, 11/01/25 (Call 05/31/24)(c)	USD 195	182,632
5.75%, 08/15/27 (Call 05/16/24)(c)	USD 60	41,411
6.13%, 02/01/27 (Call 05/31/24)(c)	USD 140	102,637
6.25%, 02/15/29 (Call 05/13/24)(c)(d)	USD 75	32,719
9.00%, 12/15/25 (Call 05/31/24)(c)(d)	USD 100	94,289
11.00%, 09/30/28(c)	USD 264	205,626
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(c)	USD 40	39,766
Belden Inc., 3.38%, 07/15/31 (Call 07/15/26)(a)	EUR 100	97,524
Berry Global Inc., 5.63%, 07/15/27 (Call 05/31/24)(c)	USD 30	29,250
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	USD 100	93,628
3.50%, 06/01/31 (Call 03/01/31)	USD 80	67,700
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(c)	USD 200	205,587
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)(d)	USD 95	90,097
4.75%, 06/15/31 (Call 06/15/26)(c)(d)	USD 75	66,469
Security	Par (000)	Value
United States (continued)
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(c)	USD 130	$139,746
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	USD 50	44,519
8.88%, 04/12/29 (Call 03/12/29)	USD 15	15,341
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(c)	USD 95	98,626
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(c)	USD 60	56,294
5.50%, 07/15/25 (Call 05/31/24)(c)	USD 35	34,793
Brookfield Property Finance ULC
4.00%, 09/30/26 (Call 08/30/26)	CAD 125	85,883
7.13%, 02/13/28 (Call 01/13/28)	CAD 100	73,855
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(c)	USD 80	70,942
5.75%, 05/15/26 (Call 05/13/24)(c)(d)	USD 75	72,568
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD 75	70,594
4.13%, 12/01/27 (Call 09/01/27)	USD 35	32,478
4.50%, 03/01/28 (Call 12/01/27)(c)	USD 50	46,584
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(c)	USD 125	108,850
5.00%, 03/01/30 (Call 03/01/25)(c)	USD 55	51,454
6.38%, 06/15/32 (Call 06/15/27)(c)(d)	USD 65	64,343
6.38%, 03/01/34 (Call 03/01/29)(c)	USD 85	83,343
Burford Capital Global Finance LLC, 9.25%, 07/01/31 (Call 07/01/26)(c)	USD 50	52,120
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(c)	USD 115	102,640
6.50%, 02/15/32 (Call 02/15/27)(c)	USD 155	152,582
7.00%, 02/15/30 (Call 02/15/26)(c)	USD 180	181,125
8.13%, 07/01/27 (Call 05/13/24)(c)(d)	USD 185	187,312
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(c)	USD 85	73,462
4.50%, 02/15/28 (Call 05/31/24)(c)	USD 105	97,767
4.63%, 02/01/29 (Call 05/31/24)(c)	USD 65	59,648
5.00%, 02/01/31 (Call 02/01/26)(c)(d)	USD 85	76,895
5.13%, 03/15/28 (Call 05/31/24)(c)	USD 125	118,455
5.25%, 06/01/26 (Call 05/31/24)(c)	USD 57	56,095
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(c)	USD 60	58,958
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(c)	USD 200	216,741
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR 100	83,943
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(c)(h)	USD 100	97,955
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(c)(h)	USD 150	148,875
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(c)(h)	USD 150	150,375
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 05/30/24)(a)	EUR 100	100,943
3.13%, 02/15/29 (Call 05/31/24)(c)	USD 35	33,354
3.50%, 04/01/30 (Call 04/01/25)(c)	USD 70	66,610
5.00%, 07/15/27 (Call 05/31/24)(c)	USD 65	63,711
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(c)	USD 275	215,040
4.25%, 01/15/34 (Call 01/15/28)(c)	USD 185	134,125

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.50%, 08/15/30 (Call 02/15/25)(c)	USD 260	$210,632
4.50%, 05/01/32 (Call 05/01/26)	USD 285	218,512
4.50%, 06/01/33 (Call 06/01/27)(c)	USD 155	116,637
4.75%, 03/01/30 (Call 09/01/24)(c)	USD 285	236,805
4.75%, 02/01/32 (Call 02/01/27)(c)	USD 120	94,298
5.00%, 02/01/28 (Call 05/16/24)(c)	USD 240	218,551
5.13%, 05/01/27 (Call 05/31/24)(c)	USD 330	309,504
5.38%, 06/01/29 (Call 06/01/24)(c)	USD 150	132,187
5.50%, 05/01/26 (Call 05/31/24)(c)	USD 70	68,600
6.38%, 09/01/29 (Call 09/01/25)(c)(d)	USD 160	146,674
7.38%, 03/01/31 (Call 03/01/26)(c)	USD 105	99,310
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(d)	USD 60	55,834
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)(d)	USD 70	67,786
5.50%, 05/01/25 (Call 05/02/24)(c)	USD 75	74,899
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(d)	USD 50	43,625
4.13%, 04/30/31 (Call 04/30/26)(c)	USD 40	34,527
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(c)	USD 75	75,779
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(c)	USD 75	76,921
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(c)	USD 50	43,665
6.75%, 06/01/27 (Call 05/31/24)	USD 50	50,002
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(c)	USD 35	31,376
4.00%, 03/15/31 (Call 03/15/26)(c)	USD 65	56,583
4.25%, 05/01/28 (Call 05/16/24)(c)	USD 50	46,563
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(c)	USD 139	142,146
9.50%, 01/01/31 (Call 01/01/26)(c)(d)	USD 50	53,514
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(c)	USD 55	47,277
5.38%, 05/15/27 (Call 02/15/27)	USD 50	47,402
5.75%, 11/15/28 (Call 05/13/24)(c)	USD 80	73,335
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(c)	USD 50	49,313
5.88%, 02/01/29 (Call 05/31/24)(c)(d)	USD 57	55,930
6.75%, 04/15/29 (Call 05/31/24)(c)	USD 100	99,848
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(c)	USD 120	93,742
5.25%, 05/15/30 (Call 05/15/25)(c)	USD 140	114,450
5.63%, 03/15/27 (Call 05/16/24)(c)	USD 180	164,925
6.00%, 01/15/29 (Call 05/16/24)(c)	USD 80	69,610
6.13%, 04/01/30 (Call 04/01/25)(c)	USD 115	80,699
6.88%, 04/01/28 (Call 05/16/24)(c)	USD 85	58,157
6.88%, 04/15/29 (Call 05/31/24)(c)	USD 140	103,607
8.00%, 03/15/26 (Call 05/31/24)(c)(d)	USD 92	91,609
8.00%, 12/15/27 (Call 05/16/24)(c)	USD 74	72,422
10.88%, 01/15/32 (Call 02/15/27)(c)	USD 100	102,362
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(c)	USD 75	70,734
5.50%, 04/01/27 (Call 05/31/24)(c)	USD 50	48,650
5.75%, 04/01/30 (Call 04/01/25)(c)	USD 120	113,868
6.75%, 05/01/31 (Call 05/01/26)(c)	USD 55	54,558
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(c)	USD 60	55,472
5.88%, 03/15/26 (Call 05/31/24)(c)(d)	USD 35	34,544
Security	Par (000)	Value
United States (continued)
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 05/31/24)(c)	USD 65	$64,876
7.00%, 06/15/25 (Call 05/31/24)(c)	USD 95	94,823
8.38%, 01/15/29 (Call 10/15/25)(c)	USD 110	113,850
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(c)	USD 155	161,491
8.63%, 11/01/30 (Call 11/01/26)(c)	USD 100	106,343
8.75%, 07/01/31 (Call 07/01/26)(c)	USD 130	137,772
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(c)	USD 32	32,040
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (Call 05/31/24)(a)	EUR 100	105,487
6.25%, 05/15/26 (Call 05/31/24)(c)(d)	USD 110	109,689
6.75%, 05/15/28 (Call 05/15/25)(c)	USD 75	75,190
8.50%, 05/15/27 (Call 05/31/24)(c)(d)	USD 195	195,132
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(c)	USD 85	77,348
4.88%, 07/01/29 (Call 06/30/24)(c)	USD 85	77,531
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(c)	USD 50	48,181
6.38%, 02/01/31 (Call 02/01/26)(c)(d)	USD 65	64,251
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(c)(d)	USD 130	120,386
7.50%, 06/01/29 (Call 06/01/24)(c)	USD 100	80,057
7.75%, 04/15/28 (Call 05/31/24)(c)(d)	USD 110	93,225
7.88%, 04/01/30 (Call 10/01/26)(c)(d)	USD 65	63,696
9.00%, 09/15/28 (Call 09/15/25)(c)(d)	USD 75	77,112
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(c)(d)	USD 70	59,067
4.75%, 03/15/28 (Call 05/13/24)(c)	USD 85	80,189
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 05/31/24)	USD 70	69,165
6.75%, 04/15/30 (Call 04/15/26)(c)(d)	USD 75	73,078
7.00%, 03/15/32 (Call 03/15/27)(c)	USD 70	68,358
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(c)	USD 405	384,244
9.00%, 09/30/29 (Call 09/30/25)(c)	USD 370	356,446
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(c)(d)	USD 40	39,900
8.75%, 04/15/30 (Call 04/15/25)(c)	USD 105	101,500
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(c)	USD 90	49,635
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(c)(d)	USD 65	62,940
7.25%, 03/01/32 (Call 03/01/27)(c)(d)	USD 35	35,131
7.38%, 01/15/31 (Call 01/15/26)(c)	USD 45	45,506
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(c)(d)	USD 105	87,701
3.63%, 10/01/31 (Call 10/01/26)(c)	USD 70	54,507
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(c)	USD 115	80,335
6.00%, 03/01/26 (Call 05/31/24)(c)	USD 140	123,986
7.13%, 07/01/28 (Call 05/31/24)(c)	USD 60	19,977
8.25%, 03/01/27 (Call 05/31/24)(c)	USD 100	38,374
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(c)	USD 90	30,835
6.00%, 06/15/25 (Call 05/13/24)(c)(d)	USD 106	83,740
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(c)	USD 100	93,470
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(c)(d)	USD 85	$77,131
6.75%, 03/01/29 (Call 05/16/24)(c)	USD 165	156,629
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(c)(d)	USD 35	28,870
6.50%, 10/01/28 (Call 05/13/24)(c)	USD 85	73,737
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(a)	EUR 100	98,295
3.75%, 04/15/29 (Call 05/13/24)(c)	USD 50	44,341
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(c)	USD 95	93,240
5.75%, 09/15/28 (Call 09/15/25)(a)	EUR 100	110,192
6.50%, 04/15/26 (Call 05/31/24)(c)(d)	USD 14	14,002
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(c)(d)	USD 35	32,609
6.63%, 07/15/30 (Call 07/16/26)(c)	USD 75	74,957
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(c)	USD 75	65,755
5.00%, 09/01/30 (Call 09/01/25)	USD 50	43,188
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(c)	USD 125	114,687
7.50%, 12/15/33 (Call 12/15/28)(c)	USD 50	50,271
Credit Acceptance Corp., 9.25%, 12/15/28 (Call 12/15/25)(c)(d)	USD 60	63,554
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(c)	USD 65	65,045
9.25%, 02/15/28 (Call 02/15/25)(c)	USD 100	105,225
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	USD 45	42,834
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(d)	USD 35	33,600
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	USD 90	88,025
Crown European Holdings SA
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR 100	104,571
4.75%, 03/15/29 (Call 12/15/28)(a)	EUR 100	108,186
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/31/24)(c)	USD 45	44,330
5.63%, 10/15/25 (Call 05/31/24)(c)	USD 100	99,395
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(c)	USD 100	61,625
4.13%, 12/01/30 (Call 12/01/25)(c)	USD 100	63,500
4.50%, 11/15/31 (Call 11/15/26)(c)	USD 150	95,008
4.63%, 12/01/30 (Call 12/01/25)(c)	USD 225	97,031
5.00%, 11/15/31 (Call 11/15/26)(c)	USD 60	25,176
5.38%, 02/01/28 (Call 05/31/24)(c)	USD 100	76,689
5.50%, 04/15/27 (Call 05/31/24)(c)	USD 125	102,256
5.75%, 01/15/30 (Call 01/15/25)(c)	USD 225	98,437
6.50%, 02/01/29 (Call 05/13/24)(c)	USD 150	111,375
7.50%, 04/01/28 (Call 05/13/24)(c)	USD 100	53,750
11.25%, 05/15/28 (Call 05/15/25)(c)	USD 100	88,500
11.75%, 01/31/29 (Call 01/31/26)(c)	USD 200	177,250
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(c)	USD 50	49,301
8.88%, 09/01/31 (Call 09/01/26)(c)(d)	USD 40	41,565
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(c)	USD 45	41,879
8.50%, 01/15/29 (Call 01/15/26)(c)	USD 50	49,813
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31 (Call 07/15/26)(a)	EUR 100	116,109
Security	Par (000)	Value
United States (continued)
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD 50	$43,339
5.38%, 11/15/27 (Call 05/13/24)	USD 40	38,650
5.63%, 06/15/28 (Call 05/13/24)(d)	USD 30	28,952
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/10/24)(a)	EUR 100	105,221
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(c)(d)	USD 50	48,505
6.00%, 06/15/30 (Call 06/15/25)(c)(d)	USD 105	101,984
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(c)	USD 150	123,349
4.63%, 06/01/30 (Call 06/01/25)(c)(d)	USD 265	232,042
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(c)	USD 100	101,092
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	USD 75	67,406
4.38%, 04/19/28 (Call 01/19/28)(d)	USD 50	47,800
7.38%, 01/15/26 (Call 12/15/25)	USD 85	86,878
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(c)	USD 85	82,562
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(c)(d)	USD 350	326,812
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(c)	USD 235	184,551
5.75%, 12/01/28 (Call 12/01/27)(c)	USD 250	168,750
7.38%, 07/01/28 (Call 05/13/24)	USD 105	46,725
7.75%, 07/01/26	USD 200	125,200
5.13%, 06/01/29	USD 150	59,813
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(c)	USD 338	340,221
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	USD 40	28,901
4.75%, 02/15/28 (Call 08/15/27)(d)	USD 60	47,220
9.75%, 06/15/25 (Call 05/16/24)	USD 40	40,080
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD 55	53,601
4.35%, 04/15/29 (Call 01/15/29)	USD 40	35,947
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(c)	USD 110	99,685
4.38%, 06/15/31 (Call 06/15/26)(c)(d)	USD 90	79,710
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(c)	USD 50	45,237
5.50%, 06/01/28 (Call 05/31/24)(c)	USD 80	77,210
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(b)	USD 60	60,941
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(b)	USD 50	50,875
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30 (Call 06/15/26)(a)	EUR 100	111,503
6.63%, 12/15/30 (Call 06/15/26)(c)	USD 210	208,687
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (Call 05/01/27)(c)(d)	USD 20	20,352
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)	USD 90	84,554
4.63%, 04/01/31 (Call 04/01/26)	USD 40	35,833
4.75%, 02/01/30 (Call 02/01/25)	USD 80	73,338
Encore Capital Group Inc., 4.25%, 06/01/28 (Call 06/01/24)(a)	GBP 100	104,437

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(c)	USD 100	$101,300
Endo Finance Holdings Inc., 8.50%, 04/15/31 (Call 04/15/27)(c)(d)	USD 67	68,038
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(a)	EUR 100	95,047
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(c)(d)	USD 65	57,068
4.75%, 06/15/28 (Call 05/31/24)(c)	USD 60	54,450
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)(b)(d)	USD 90	92,621
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(c)(d)	USD 35	30,909
4.38%, 04/15/28 (Call 05/13/24)(c)	USD 50	46,640
4.75%, 04/15/29 (Call 01/15/29)(c)	USD 175	165,202
5.95%, 06/15/30 (Call 06/15/25)(c)(d)	USD 75	72,993
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	USD 35	33,381
4.50%, 01/15/29 (Call 07/15/28)(c)	USD 80	74,000
4.75%, 01/15/31 (Call 07/15/30)(c)(d)	USD 110	100,527
5.50%, 07/15/28 (Call 04/15/28)	USD 100	97,312
6.00%, 07/01/25 (Call 04/01/25)(c)	USD 35	34,879
6.38%, 04/01/29 (Call 04/01/26)(c)	USD 50	49,532
6.50%, 07/01/27 (Call 01/01/27)(c)	USD 75	75,094
7.50%, CALL, 06/01/27 (Call 06/01/24)(c)	USD 40	40,741
7.50%, CALL, 06/01/30 (Call 12/01/29)(c)	USD 50	52,438
EquipmentShare.com Inc.
8.63%, 05/15/32 (Call 05/15/27)(c)	USD 70	71,247
9.00%, 05/15/28 (Call 05/15/25)(c)	USD 95	97,677
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(c)	USD 75	68,909
5.25%, 05/15/26 (Call 02/15/26)(c)	USD 35	34,404
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(c)	USD 65	63,648
5.88%, 04/01/29 (Call 05/31/24)(c)	USD 70	66,276
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(c)	USD 100	90,129
6.75%, 01/15/30 (Call 01/15/25)(c)(d)	USD 115	100,113
FirstCash Inc.
4.63%, 09/01/28 (Call 05/31/24)(c)	USD 50	46,188
5.63%, 01/01/30 (Call 01/01/25)(c)	USD 45	42,398
6.88%, 03/01/32 (Call 03/01/27)(c)	USD 65	64,097
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(c)	USD 80	80,449
7.88%, 12/01/30 (Call 12/01/26)(c)	USD 50	51,799
5.50%, 05/01/28 (Call 05/31/24)(c)	USD 100	96,000
9.75%, 08/01/27 (Call 05/13/24)(c)	USD 40	41,299
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(c)	USD 85	81,797
7.63%, 05/01/26 (Call 05/16/24)(c)	USD 45	44,732
12.00%, 10/01/28 (Call 10/01/25)(c)	USD 50	53,447
12.25%, 10/01/30 (Call 10/01/26)(c)	USD 50	54,250
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(c)	USD 60	60,496
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(c)	USD 140	128,300
5.88%, 10/15/27 (Call 05/31/24)(c)	USD 110	105,462
5.88%, 11/01/29 (Call 11/01/24)(d)	USD 75	62,507
6.00%, 01/15/30 (Call 10/15/24)(c)	USD 95	78,850
Security	Par (000)	Value
United States (continued)
6.75%, 05/01/29 (Call 05/31/24)(c)	USD 95	$83,600
8.63%, 03/15/31 (Call 03/15/26)(c)(d)	USD 75	75,750
8.75%, 05/15/30 (Call 05/15/25)(c)	USD 125	127,041
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/31/24)(c)(d)	USD 59	58,545
12.25%, 11/15/26 (Call 05/16/24)(c)(d)	USD 49	48,633
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(c)	USD 80	67,712
3.88%, 10/01/31 (Call 10/01/26)(c)(d)	USD 69	56,275
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(c)	USD 90	90,234
7.13%, 09/30/30 (Call 09/30/25)(c)(d)	USD 65	65,508
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 05/31/24)	USD 65	64,934
8.00%, 01/15/27 (Call 05/31/24)	USD 105	106,312
8.25%, 01/15/29 (Call 01/15/26)	USD 70	71,035
8.88%, 04/15/30 (Call 04/15/26)	USD 30	30,988
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(c)	USD 35	35,569
10.25%, 04/15/31 (Call 04/15/27)(c)	USD 32	32,976
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(b)(c)	USD 70	61,811
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32 (Call 01/15/27)(c)	USD 55	56,388
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(c)(d)	USD 70	62,068
5.25%, 12/01/27 (Call 05/31/24)(c)	USD 60	57,898
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(d)	USD 85	81,302
5.00%, 05/31/26 (Call 05/31/24)(d)	USD 65	62,810
5.00%, 07/15/29 (Call 04/15/29)(d)	USD 70	63,464
5.25%, 04/30/31 (Call 01/30/31)(d)	USD 60	53,703
5.25%, 07/15/31 (Call 04/15/31)(d)	USD 65	57,200
5.63%, 04/30/33 (Call 01/30/33)(d)	USD 40	34,962
9.50%, 05/31/25 (Call 05/16/24)	USD 70	70,262
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD 35	31,805
3.75%, 02/01/30 (Call 08/01/29)(c)	USD 55	47,906
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(c)(d)	USD 85	51,319
5.38%, 11/15/31 (Call 11/15/26)(c)(d)	USD 120	71,968
5.88%, 07/15/26 (Call 05/31/24)(c)(d)	USD 75	72,366
7.00%, 05/15/27 (Call 05/13/24)(c)	USD 75	68,344
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(c)	USD 50	50,012
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(c)	USD 100	88,500
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(c)	USD 75	72,589
9.00%, 02/15/31 (Call 02/15/26)(c)(d)	USD 60	59,561
Harvest Midstream I LP, 7.50%, 05/15/32 (Call 05/15/27)(c)	USD 45	45,056
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(c)	USD 105	97,387
8.00%, 06/15/27 (Call 03/15/27)(c)	USD 75	76,894
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(c)(d)	USD 115	107,832
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(c)	USD 75	79,183
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(c)	USD 32	$30,696
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(c)	USD 110	106,877
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(c)	USD 60	46,500
5.00%, 12/01/29 (Call 12/01/24)(c)(d)	USD 100	68,625
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(c)	USD 70	63,000
5.13%, 06/15/28 (Call 05/31/24)(c)	USD 45	43,088
5.50%, 10/15/30 (Call 10/15/25)(c)	USD 40	38,074
5.63%, 02/15/26 (Call 05/31/24)(c)	USD 75	74,102
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(c)	USD 55	52,800
6.00%, 04/15/30 (Call 04/15/25)(c)	USD 45	42,938
6.00%, 02/01/31 (Call 02/01/26)(c)	USD 80	76,422
6.25%, 11/01/28 (Call 05/31/24)(c)(d)	USD 60	59,150
6.25%, 04/15/32 (Call 05/15/27)(c)	USD 60	57,698
8.38%, 11/01/33 (Call 11/01/28)(c)	USD 55	58,959
Hillenbrand Inc., 6.25%, 02/15/29 (Call 02/15/26)(d)	USD 55	54,581
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(c)	USD 145	121,750
3.75%, 05/01/29 (Call 05/31/24)(c)	USD 75	67,406
4.00%, 05/01/31 (Call 05/01/26)(c)	USD 100	87,448
4.88%, 01/15/30 (Call 01/15/25)(d)	USD 105	98,679
5.38%, 05/01/25 (Call 05/13/24)(c)	USD 35	34,795
5.75%, 05/01/28 (Call 05/31/24)(c)	USD 60	59,262
5.88%, 04/01/29 (Call 04/01/26)(c)	USD 40	39,477
6.13%, 04/01/32 (Call 04/01/27)(c)(d)	USD 35	34,445
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(c)	USD 50	43,494
5.00%, 06/01/29 (Call 06/01/24)(c)	USD 85	77,171
6.63%, 01/15/32 (Call 01/15/27)(c)	USD 75	73,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	USD 60	58,277
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(c)	USD 93	88,755
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(c)	USD 65	38,044
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(c)	USD 100	87,725
4.63%, 02/01/28 (Call 05/31/24)(c)	USD 25	23,739
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(c)	USD 40	35,291
4.38%, 02/01/31 (Call 02/01/26)(c)(d)	USD 65	55,110
5.38%, 08/01/28 (Call 05/31/24)(c)	USD 75	70,594
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(c)	USD 40	36,696
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(c)	USD 330	334,395
7.38%, 01/31/32 (Call 01/31/27)(c)	USD 180	178,074
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(d)	USD 50	37,750
3.95%, 11/01/27 (Call 08/01/27)(d)	USD 25	22,050
4.65%, 04/01/29 (Call 01/01/29)	USD 50	42,125
Security	Par (000)	Value
United States (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD 75	$62,063
6.63%, 08/01/26	USD 85	48,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD 85	71,478
5.25%, 05/15/27 (Call 11/15/26)	USD 142	130,523
6.25%, 05/15/26 (Call 05/31/24)	USD 105	102,116
6.38%, 12/15/25 (Call 05/31/24)	USD 70	68,775
9.75%, 01/15/29 (Call 10/15/28)(c)	USD 75	77,341
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(c)(d)	USD 50	35,775
5.25%, 08/15/27 (Call 05/16/24)(c)(d)	USD 70	51,284
6.38%, 05/01/26 (Call 05/16/24)	USD 75	63,275
8.38%, 05/01/27 (Call 05/16/24)(d)	USD 95	50,873
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(c)	USD 175	161,169
International Game Technology PLC
2.38%, 04/15/28 (Call 05/30/24)(a)	EUR 100	99,660
4.13%, 04/15/26 (Call 05/31/24)(c)	USD 75	72,281
5.25%, 01/15/29 (Call 05/31/24)(c)	USD 75	70,874
6.25%, 01/15/27 (Call 07/15/26)(c)	USD 60	59,876
IQVIA Inc.
2.88%, 09/15/25 (Call 05/10/24)(a)	EUR 100	104,708
2.88%, 06/15/28 (Call 05/10/24)(a)	EUR 200	200,945
5.00%, 10/15/26 (Call 05/31/24)(c)	USD 50	48,887
5.00%, 05/15/27 (Call 05/31/24)(c)	USD 120	115,837
6.50%, 05/15/30 (Call 05/15/26)(c)	USD 75	75,253
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(c)	USD 105	92,662
4.88%, 09/15/27 (Call 05/13/24)(c)	USD 95	90,547
4.88%, 09/15/29 (Call 09/15/24)(c)	USD 95	87,495
5.00%, 07/15/28 (Call 05/13/24)(c)	USD 25	23,526
5.25%, 03/15/28 (Call 05/13/24)(c)	USD 100	95,719
5.25%, 07/15/30 (Call 07/15/25)(c)(d)	USD 120	111,286
5.63%, 07/15/32 (Call 07/15/26)(c)	USD 60	55,527
7.00%, 02/15/29 (Call 08/15/25)(c)	USD 100	100,625
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(c)	USD 80	70,931
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(c)	USD 115	103,813
Jane Street Group / JSG Finance Inc., 7.13%, 04/30/31 (Call 04/30/27)(c)	USD 135	135,780
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(c)	USD 130	118,194
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(c)	USD 100	89,991
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(c)(d)	USD 60	52,575
4.63%, 03/01/28 (Call 05/31/24)(c)	USD 50	46,521
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 05/31/24)	USD 55	45,019
4.75%, 02/01/30 (Call 09/01/24)	USD 50	39,593
5.00%, 03/01/31 (Call 03/01/26)	USD 61	47,481
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(c)	USD 75	72,158
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(c)	USD 95	91,713
6.63%, 12/15/28 (Call 12/15/25)(c)	USD 65	65,229

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Kohl's Corp., 4.63%, 05/01/31 (Call 02/01/31)	USD 50	$41,313
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(c)(d)	USD 50	44,563
6.75%, 07/15/26 (Call 05/13/24)(c)	USD 65	63,976
8.25%, 11/01/29 (Call 11/01/24)(c)	USD 45	38,053
10.50%, 07/15/27 (Call 05/13/24)(c)	USD 70	68,755
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(c)	USD 70	64,762
4.75%, 06/15/29 (Call 06/15/24)(c)	USD 53	47,322
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD 55	46,916
3.75%, 02/15/28 (Call 05/16/24)	USD 50	46,078
4.00%, 02/15/30 (Call 02/15/25)	USD 60	53,455
4.88%, 01/15/29 (Call 05/31/24)(d)	USD 55	51,909
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(c)(d)	USD 90	80,111
4.38%, 01/31/32 (Call 01/31/27)(c)	USD 70	60,671
4.88%, 05/15/28 (Call 11/15/27)(c)	USD 40	38,080
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(c)	USD 80	73,160
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/31/24)(c)	USD 100	91,290
8.25%, 08/01/31 (Call 08/01/26)(c)(d)	USD 80	83,126
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(c)	USD 75	62,591
6.75%, 10/15/27 (Call 05/31/24)(c)	USD 115	106,378
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(c)	USD 50	37,688
6.50%, 11/01/25 (Call 05/31/24)(c)	USD 50	47,416
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(c)	USD 60	56,169
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(c)	USD 60	33,000
4.00%, 04/15/31 (Call 03/22/25)(c)	USD 65	35,588
4.50%, 04/01/30 (Call 03/22/26)(c)	USD 100	57,750
4.88%, 06/15/29 (Call 03/22/26)(c)	USD 95	59,938
10.50%, 04/15/29 (Call 03/22/27)(c)	USD 75	74,955
10.50%, 05/15/30 (Call 05/15/26)(c)	USD 70	70,000
10.75%, 12/15/30 (Call 03/22/27)(c)(d)	USD 75	75,187
11.00%, 11/15/29 (Call 03/22/27)(c)	USD 150	153,427
Levi Strauss & Co., 3.38%, 03/15/27 (Call 05/10/24)	EUR 100	104,659
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(b)(c)	USD 50	45,483
4.30%, 02/01/61 (Call 02/01/26)(c)(d)	USD 80	49,193
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(c)	USD 78	77,051
8.00%, 04/15/26 (Call 05/31/24)(c)	USD 50	50,084
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(c)	USD 45	35,974
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(c)	USD 90	93,634
11.00%, 10/15/30 (Call 10/15/26)(c)	USD 100	106,500
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/16/24)(c)	USD 80	80,355
7.25%, 11/15/29 (Call 11/15/24)(c)	USD 50	50,610
7.50%, 09/01/31 (Call 09/01/26)(c)	USD 50	50,760
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(c)(d)	USD 80	70,677
Security	Par (000)	Value
United States (continued)
4.38%, 01/15/31 (Call 10/15/25)(c)	USD 50	$43,813
4.63%, 12/15/27 (Call 05/31/24)(c)	USD 25	23,480
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(c)	USD 45	40,824
4.75%, 10/15/27 (Call 05/31/24)(c)(d)	USD 95	89,392
6.50%, 05/15/27 (Call 05/31/24)(c)	USD 110	110,081
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(c)	USD 53	34,133
4.13%, 04/15/30 (Call 05/31/24)(c)	USD 53	32,805
4.50%, 01/15/29 (Call 05/13/24)(c)	USD 80	23,600
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 05/31/24)(c)	USD 40	38,564
5.88%, 03/15/30 (Call 03/15/25)(c)	USD 40	38,100
6.13%, 03/15/32 (Call 03/15/27)(c)(d)	USD 45	42,561
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(c)	USD 75	69,562
5.88%, 06/30/29 (Call 06/30/24)(c)	USD 105	96,739
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(c)	USD 80	79,403
6.88%, 04/15/28 (Call 04/15/25)(c)	USD 45	45,317
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(c)	USD 35	28,831
4.13%, 08/01/30 (Call 05/01/25)(c)(d)	USD 35	30,262
4.63%, 06/01/28 (Call 05/31/24)(c)	USD 60	55,402
5.00%, 12/15/27 (Call 05/31/24)(c)	USD 50	47,326
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(c)	USD 250	254,437
9.25%, 04/15/27 (Call 10/15/24)(c)(d)	USD 135	132,361
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(c)(d)	USD 210	193,755
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(c)	USD 75	69,520
8.00%, 08/01/29 (Call 08/01/24)(c)(d)	USD 80	73,541
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(c)	USD 430	384,738
5.25%, 10/01/29 (Call 10/01/24)(c)	USD 240	222,585
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(c)	USD 95	94,378
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD 57	54,863
4.75%, 10/15/28 (Call 07/15/28)(d)	USD 65	60,573
5.50%, 04/15/27 (Call 01/15/27)	USD 66	64,350
5.75%, 06/15/25 (Call 03/15/25)	USD 65	64,676
6.50%, 04/15/32 (Call 04/15/27)	USD 55	53,363
6.75%, 05/01/25 (Call 05/01/24)	USD 60	59,986
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 05/13/24)(c)	USD 90	76,275
7.88%, 05/01/29 (Call 05/13/24)(c)	USD 115	84,381
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(c)	USD 50	41,945
6.50%, 05/01/28 (Call 05/16/24)(c)	USD 90	81,415
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(c)	USD 75	74,363
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(c)	USD 50	44,994
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(c)(d)	USD 60	41,560
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(c)(d)	USD 50	48,764
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26 (Call 05/31/24)(c)	USD 125	$118,754
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(c)	USD 50	43,377
3.88%, 05/15/32 (Call 02/15/32)(c)	USD 85	71,081
4.38%, 06/15/28 (Call 05/31/24)(c)	USD 80	74,200
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(c)	USD 55	54,863
10.50%, 05/15/27 (Call 05/31/24)(c)	USD 50	51,118
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(c)	USD 100	81,302
5.75%, 11/01/28 (Call 05/31/24)(c)(d)	USD 90	65,805
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30 (Call 01/24/30)	GBP 125	105,032
3.50%, 03/15/31 (Call 03/15/26)(d)	USD 110	73,153
4.63%, 08/01/29 (Call 08/01/24)(d)	USD 100	74,315
5.00%, 10/15/27 (Call 05/31/24)(d)	USD 135	110,700
5.25%, 08/01/26 (Call 05/31/24)	USD 50	45,475
Murphy Oil Corp.
5.88%, 12/01/27 (Call 05/16/24)	USD 45	44,522
6.38%, 07/15/28 (Call 07/15/24)	USD 36	35,876
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(c)	USD 55	47,325
4.75%, 09/15/29 (Call 09/15/24)(d)	USD 25	23,211
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/31/24)(c)	USD 60	59,232
9.13%, 01/31/30 (Call 05/31/26)(c)	USD 70	71,990
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 05/31/24)(c)	USD 60	59,591
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(c)	USD 60	53,884
5.50%, 08/15/28 (Call 05/31/24)(c)	USD 75	70,687
5.75%, 11/15/31 (Call 11/15/26)(c)(d)	USD 85	77,031
6.00%, 01/15/27 (Call 05/31/24)(c)	USD 65	63,686
7.13%, 02/01/32 (Call 02/01/27)(c)	USD 95	93,292
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD 55	49,548
5.00%, 03/15/27 (Call 09/15/26)(d)	USD 60	56,546
5.50%, 03/15/29 (Call 06/15/28)	USD 65	58,103
6.75%, 06/25/25	USD 50	49,938
6.75%, 06/15/26	USD 50	49,851
9.38%, 07/25/30 (Call 10/25/29)	USD 45	46,266
11.50%, 03/15/31 (Call 03/15/27)	USD 50	54,471
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(c)	USD 130	127,239
5.88%, 02/15/27 (Call 05/13/24)(c)	USD 95	93,076
7.75%, 02/15/29 (Call 11/15/28)(c)(d)	USD 60	61,373
8.13%, 01/15/29 (Call 01/15/26)(c)	USD 75	78,121
8.38%, 02/01/28 (Call 02/01/25)(c)	USD 65	67,739
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(c)(d)	USD 50	48,766
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(c)	USD 125	132,714
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(c)	USD 70	64,442
5.13%, 04/15/29 (Call 05/31/24)(c)	USD 110	101,007
5.25%, 10/01/30 (Call 10/01/25)(c)	USD 40	35,561
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(c)	USD 260	245,700
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(c)(d)	USD 135	129,028
Security	Par (000)	Value
United States (continued)
6.75%, 09/15/25 (Call 05/21/24)(c)(d)	USD 82	$80,931
8.75%, 03/15/29 (Call 03/15/26)(c)(d)	USD 70	68,316
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	USD 50	49,251
5.70%, 04/01/26 (Call 01/01/26)	USD 210	206,250
6.38%, 09/15/27 (Call 06/15/27)(d)	USD 35	34,283
6.63%, 09/15/29 (Call 06/15/29)(d)	USD 60	58,014
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(c)	USD 65	48,770
11.75%, 10/15/28 (Call 10/15/25)(c)	USD 55	58,809
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(c)(d)	USD 85	76,606
5.13%, 02/15/32 (Call 02/15/27)(c)	USD 60	54,976
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(c)(d)	USD 95	84,245
5.63%, 07/15/27 (Call 05/13/24)(c)	USD 150	140,650
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(c)(d)	USD 50	46,624
4.50%, 09/15/27 (Call 06/15/27)(c)(d)	USD 35	32,594
7.25%, 01/15/29 (Call 10/15/28)(c)(d)	USD 75	75,757
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(c)	USD 80	81,118
8.38%, 02/15/32 (Call 02/15/27)(c)	USD 115	116,581
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(c)	USD 110	109,256
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD 40	34,500
4.38%, 04/01/30 (Call 01/01/30)(d)	USD 55	49,080
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 05/31/24)(c)	USD 50	50,696
8.75%, 06/15/31 (Call 06/15/26)(c)	USD 65	68,412
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(c)	USD 65	60,775
3.88%, 08/15/31 (Call 08/15/26)(c)	USD 70	59,251
4.75%, 01/30/30 (Call 01/30/25)(c)	USD 145	132,086
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 05/10/24)(a)	EUR 100	100,240
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(c)	USD 35	30,661
3.63%, 02/15/31 (Call 02/15/26)(c)	USD 105	88,617
3.88%, 02/15/32 (Call 02/15/27)(c)	USD 61	51,329
5.25%, 06/15/29 (Call 06/15/24)(c)(d)	USD 65	61,344
5.75%, 01/15/28 (Call 05/16/24)	USD 55	53,977
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD 70	68,425
5.75%, 10/01/25 (Call 07/01/25)	USD 55	54,519
6.00%, 06/01/26 (Call 03/01/26)	USD 35	34,689
6.38%, 10/01/30 (Call 04/01/30)	USD 60	59,229
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	USD 45	18,949
OI European Group BV
4.75%, 02/15/30 (Call 11/15/24)(c)(d)	USD 40	36,390
6.25%, 05/15/28 (Call 05/15/25)(a)	EUR 100	110,962
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)(d)	USD 50	46,688
5.13%, 09/15/27 (Call 05/31/24)	USD 65	62,650
5.63%, 08/01/29 (Call 08/01/24)	USD 60	57,798
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(a)	EUR 100	98,337
4.25%, 10/01/28 (Call 10/01/24)(c)	USD 125	112,307

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
9.75%, 11/15/28 (Call 06/01/25)(c)	USD 200	$212,193
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	USD 75	68,969
3.88%, 09/15/28 (Call 09/15/24)	USD 60	52,763
4.00%, 09/15/30 (Call 09/15/25)	USD 75	63,016
5.38%, 11/15/29 (Call 05/15/29)	USD 95	87,875
6.63%, 01/15/28 (Call 07/15/27)	USD 75	74,727
7.13%, 03/15/26	USD 160	161,443
7.88%, 03/15/30 (Call 12/15/26)	USD 70	71,277
9.00%, 01/15/29 (Call 07/15/25)	USD 85	89,144
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(c)	USD 200	182,250
5.13%, 04/30/31 (Call 04/30/26)(c)	USD 200	173,000
2.88%, 04/30/28 (Call 05/10/24)(a)	EUR 150	148,402
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(c)	USD 60	53,377
4.63%, 03/15/30 (Call 03/15/25)(c)	USD 50	44,013
5.00%, 08/15/27 (Call 05/13/24)(c)(d)	USD 55	52,311
7.38%, 02/15/31 (Call 11/15/26)(c)	USD 40	41,063
Owens & Minor Inc.
4.50%, 03/31/29 (Call 05/31/24)(c)	USD 50	44,627
6.63%, 04/01/30 (Call 04/01/25)(c)(d)	USD 50	48,375
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/31/24)(c)	USD 60	59,964
7.25%, 05/15/31 (Call 05/15/26)(c)	USD 55	54,990
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(c)	USD 100	92,340
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(c)(d)	USD 50	45,849
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (Call 06/01/27)(c)	USD 295	296,522
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(d)	USD 55	48,125
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(d)	USD 95	87,808
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(c)	USD 70	64,080
5.88%, 10/01/28 (Call 05/31/24)(c)	USD 75	72,225
7.50%, 06/01/25 (Call 05/31/24)(c)	USD 60	59,976
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)(d)	USD 70	68,184
7.88%, 09/15/30 (Call 09/15/26)(c)	USD 50	51,356
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(c)	USD 75	66,607
5.38%, 10/15/25 (Call 05/31/24)(c)	USD 50	49,262
5.75%, 09/15/31 (Call 09/15/26)(c)(d)	USD 45	40,815
7.88%, 12/15/29 (Call 12/15/26)(c)(d)	USD 65	66,420
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 05/13/24)	USD 55	53,075
3.75%, 06/15/29 (Call 06/15/24)	USD 50	43,728
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(c)	USD 95	85,025
5.50%, 10/15/27 (Call 05/31/24)(c)	USD 105	101,635
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(c)	USD 70	67,914
Security	Par (000)	Value
United States (continued)
7.00%, 01/15/32 (Call 01/15/27)(c)(d)	USD 95	$96,737
8.00%, 04/15/27 (Call 05/31/24)(c)	USD 50	51,332
9.88%, 07/15/31 (Call 07/15/26)(c)	USD 55	60,827
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	USD 80	77,137
4.65%, 06/15/30 (Call 03/15/30)	USD 60	54,842
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(c)	USD 100	92,295
7.75%, 02/15/29 (Call 05/31/24)(c)	USD 125	118,560
PG&E Corp.
5.00%, 07/01/28 (Call 05/13/24)(d)	USD 85	80,910
5.25%, 07/01/30 (Call 07/01/25)	USD 105	98,404
Pike Corp., 8.63%, 01/31/31 (Call 01/31/27)(c)	USD 80	83,780
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	USD 75	61,872
4.25%, 04/15/31 (Call 04/15/26)	USD 90	79,322
6.25%, 07/01/33 (Call 04/01/33)	USD 100	99,172
6.88%, 05/15/34 (Call 02/15/34)	USD 50	51,751
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(c)	USD 100	87,812
4.63%, 04/15/30 (Call 04/15/25)(c)	USD 130	117,230
5.50%, 12/15/29 (Call 12/15/24)(c)	USD 105	99,538
5.63%, 01/15/28 (Call 05/16/24)(c)	USD 105	102,092
6.25%, 02/15/32 (Call 02/15/27)(c)(d)	USD 100	98,911
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(c)	USD 40	38,994
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(c)	USD 65	48,471
5.88%, 09/01/31 (Call 09/01/26)(c)	USD 75	53,698
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(c)	USD 50	50,022
8.25%, 02/01/28 (Call 05/31/24)(c)	USD 55	55,619
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(c)	USD 60	50,840
5.13%, 01/15/28 (Call 05/31/24)(c)	USD 50	48,044
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(c)	USD 80	72,810
5.75%, 04/15/26(c)	USD 135	133,312
6.25%, 01/15/28 (Call 05/31/24)(c)(d)	USD 130	126,903
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(c)(d)	USD 25	23,156
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(d)	USD 40	30,780
4.75%, 02/15/27 (Call 11/15/26)(d)	USD 45	39,174
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 05/31/24)(c)	USD 90	68,737
6.50%, 09/15/28 (Call 05/31/24)(c)	USD 90	37,428
Radiology Partners Inc.
8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(c)(d)(h)	USD 63	57,885
9.78%, 02/15/30 (Call 05/31/24), (9.87% PIK)(c)(d)(h)	USD 63	49,216
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(c)(d)	USD 35	32,156
4.88%, 05/15/25 (Call 02/15/25)	USD 70	69,304
8.25%, 01/15/29 (Call 05/16/24)	USD 55	57,224
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(c)(d)	USD 5	3,338
5.75%, 01/15/29 (Call 05/16/24)(c)	USD 26	18,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(c)	USD 130	$129,434
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(c)	USD 100	88,655
8.45%, 07/27/30 (Call 05/27/30)(c)	USD 25	26,205
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(c)	USD 60	58,787
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(c)(d)	USD 45	41,351
4.75%, 10/15/27 (Call 05/31/24)	USD 65	61,527
7.25%, 07/15/28 (Call 07/15/25)(c)	USD 40	40,589
Rithm Capital Corp., 8.00%, 04/01/29 (Call 04/01/26)(c)	USD 75	73,335
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(c)	USD 50	46,851
4.00%, 09/15/29 (Call 09/15/24)(c)	USD 40	34,464
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(c)(d)	USD 100	86,303
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(c)	USD 120	110,111
3.63%, 03/01/29 (Call 05/31/24)(c)	USD 75	65,925
3.88%, 03/01/31 (Call 03/01/26)(c)(d)	USD 105	89,005
4.00%, 10/15/33 (Call 10/15/27)(c)	USD 90	73,101
Rocket Software Inc., 9.00%, 11/28/28 (Call 05/01/25)(c)	USD 55	55,255
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(c)	USD 35	33,959
4.95%, 07/15/29 (Call 04/15/29)(c)	USD 45	41,471
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(c)	USD 75	66,135
11.25%, 12/15/27 (Call 06/15/25)(c)	USD 60	55,830
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	USD 140	121,975
3.88%, 02/15/27 (Call 05/13/24)(d)	USD 145	136,070
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/31/24)(c)	USD 125	116,250
6.63%, 05/01/29 (Call 05/31/24)(c)(d)	USD 50	45,813
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28 (Call 07/15/25)(a)	EUR 100	115,423
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(d)	USD 45	37,909
4.38%, 02/01/32 (Call 08/01/26)	USD 50	42,143
4.50%, 10/15/29 (Call 10/15/24)	USD 45	40,167
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(c)	USD 45	33,224
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(c)(d)	USD 35	27,446
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	USD 45	40,950
4.88%, 06/01/27 (Call 03/01/27)	USD 60	57,938
8.25%, 12/15/29 (Call 07/15/26)(c)(d)	USD 55	58,190
8.50%, 07/15/31 (Call 07/15/26)(c)(d)	USD 40	42,629
9.63%, 12/01/32 (Call 12/01/27)(d)	USD 73	81,169
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(c)	USD 48	44,330
5.00%, 04/15/29 (Call 04/15/25)(c)	USD 60	56,374
5.50%, 09/15/25 (Call 06/15/25)(c)	USD 35	34,675
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(c)(d)	USD 70	69,079
Security	Par (000)	Value
United States (continued)
7.25%, 02/15/31 (Call 11/15/26)(c)	USD 50	$50,857
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(c)	USD 115	115,045
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(c)	USD 95	84,968
5.00%, 10/01/25(c)(d)	USD 70	68,950
5.88%, 09/01/30 (Call 09/01/25)(c)	USD 50	48,023
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(c)	USD 80	67,600
4.38%, 02/15/30 (Call 11/15/29)(c)	USD 50	44,632
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD 75	63,563
4.00%, 05/15/31 (Call 05/15/26)	USD 80	69,028
4.63%, 12/15/27 (Call 05/31/24)	USD 65	61,921
5.13%, 06/01/29 (Call 06/01/24)	USD 75	71,734
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD 40	34,064
4.38%, 02/15/30 (Call 08/15/29)	USD 35	26,670
4.75%, 10/01/26 (Call 08/01/26)	USD 50	46,394
4.95%, 02/15/27 (Call 08/15/26)	USD 45	41,474
4.95%, 10/01/29 (Call 07/01/29)	USD 35	28,637
5.50%, 12/15/27 (Call 09/15/27)	USD 40	37,639
7.50%, 09/15/25 (Call 06/15/25)	USD 75	75,557
8.63%, 11/15/31 (Call 11/15/26)(c)	USD 95	99,568
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)	USD 35	32,642
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(c)	USD 80	55,000
5.50%, 03/01/30 (Call 12/01/24)(c)	USD 40	27,700
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(c)	USD 90	83,805
3.88%, 09/01/31 (Call 09/01/26)(c)(d)	USD 140	112,517
4.00%, 07/15/28 (Call 07/15/24)(c)	USD 200	178,557
4.13%, 07/01/30 (Call 07/01/25)(c)	USD 155	131,119
5.00%, 08/01/27 (Call 05/31/24)(c)	USD 140	132,125
5.50%, 07/01/29 (Call 07/01/24)(c)	USD 130	120,596
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(c)(d)	USD 40	38,524
7.25%, 05/15/31 (Call 05/15/26)(c)	USD 80	79,835
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(c)	USD 40	39,838
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(d)	USD 50	46,283
4.20%, 10/29/25 (Call 09/29/25)	USD 50	48,232
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	USD 55	54,458
6.63%, 01/15/27 (Call 05/31/24)(d)	USD 60	59,772
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 05/31/24)(c)	USD 105	101,587
8.88%, 11/15/31 (Call 11/15/26)(c)	USD 105	110,650
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(c)(d)	USD 40	35,800
4.88%, 11/15/31 (Call 11/15/26)(c)(d)	USD 52	45,355
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(c)	USD 75	69,732
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(d)	USD 125	112,130
5.38%, 02/01/29 (Call 05/16/24)	USD 50	47,773
5.38%, 03/15/30 (Call 03/15/25)	USD 115	109,182
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(c)(d)	USD 30	28,019

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(d)	USD 85	$78,268
9.38%, 11/30/29 (Call 11/30/25)(c)	USD 90	97,195
9.75%, 11/15/30 (Call 11/15/26)(c)	USD 115	127,241
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 05/13/24)(c)	USD 50	39,082
8.00%, 09/20/25 (Call 05/13/24)(c)(d)	USD 70	54,715
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(c)	USD 65	64,756
6.00%, 12/01/29 (Call 12/01/24)(c)	USD 60	60,701
6.13%, 07/01/29 (Call 07/01/24)(c)	USD 50	50,813
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(c)(d)	USD 195	189,502
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(c)	USD 110	98,331
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(a)	EUR 100	100,638
3.38%, 01/15/31 (Call 07/15/25)(c)(d)	USD 95	78,375
4.38%, 07/15/30 (Call 07/15/25)(c)	USD 160	141,675
4.75%, 01/15/28 (Call 05/31/24)(c)	USD 110	103,510
5.00%, 02/15/27 (Call 05/31/24)(c)	USD 80	77,013
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(c)	USD 200	192,385
10.75%, 04/15/27 (Call 05/31/24)(c)	USD 110	100,345
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(c)(d)	USD 100	104,668
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(c)	USD 60	55,553
4.38%, 01/15/27 (Call 07/15/26)(c)(d)	USD 70	64,782
7.25%, 04/01/29 (Call 10/01/28)(c)(d)	USD 40	39,464
Station Casinos LLC
4.50%, 02/15/28 (Call 05/31/24)(c)	USD 70	64,893
4.63%, 12/01/31 (Call 06/01/31)(c)(d)	USD 55	48,264
6.63%, 03/15/32 (Call 03/15/27)(c)(d)	USD 50	48,987
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(c)	USD 65	57,675
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(c)	USD 70	67,286
7.25%, 01/15/31 (Call 01/15/27)(c)	USD 80	82,139
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(c)	USD 85	86,329
7.25%, 05/01/32 (Call 05/01/27)(c)	USD 70	71,087
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)	USD 75	68,437
4.50%, 04/30/30 (Call 04/30/25)	USD 83	74,596
5.88%, 03/15/28 (Call 05/31/24)	USD 50	48,796
6.00%, 04/15/27 (Call 05/31/24)	USD 50	49,368
7.00%, 09/15/28 (Call 09/15/25)(c)	USD 45	45,519
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	USD 85	83,157
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(c)	USD 110	116,381
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(c)	USD 70	66,412
6.00%, 03/01/27 (Call 05/31/24)(c)	USD 40	38,962
6.00%, 12/31/30 (Call 12/31/25)(c)	USD 65	61,075
6.00%, 09/01/31 (Call 09/01/26)(c)	USD 55	50,988
7.38%, 02/15/29 (Call 02/15/26)(c)	USD 95	94,985
Security	Par (000)	Value
United States (continued)
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(c)	USD 60	$63,355
9.38%, 02/01/31 (Call 02/01/27)(c)	USD 70	74,392
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(c)(d)	USD 45	41,698
5.75%, 01/15/28 (Call 10/15/27)(c)	USD 55	53,625
5.88%, 06/15/27 (Call 03/15/27)(c)	USD 35	34,482
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(d)	USD 100	90,805
4.75%, 03/15/26 (Call 05/31/24)(c)	USD 55	53,099
5.00%, 09/15/29 (Call 09/15/24)	USD 105	92,556
Teleflex Inc., 4.25%, 06/01/28 (Call 05/31/24)(c)	USD 90	83,082
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(c)(d)	USD 125	102,730
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	USD 135	123,412
4.38%, 01/15/30 (Call 12/01/24)	USD 130	118,076
4.63%, 06/15/28 (Call 05/16/24)	USD 60	56,348
5.13%, 11/01/27 (Call 05/16/24)(d)	USD 145	140,340
6.13%, 10/01/28 (Call 05/31/24)(d)	USD 260	256,500
6.13%, 06/15/30 (Call 06/15/25)	USD 210	206,850
6.25%, 02/01/27 (Call 05/16/24)	USD 145	144,504
6.75%, 05/15/31 (Call 05/15/26)(c)	USD 130	130,205
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(c)	USD 175	163,120
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(c)	USD 60	53,447
5.00%, 01/31/28 (Call 07/31/27)(c)	USD 85	79,305
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/31/24)(c)(d)	USD 35	32,904
10.50%, 05/15/29 (Call 05/31/24)(c)	USD 65	62,200
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)	USD 125	114,531
4.88%, 05/01/29 (Call 05/31/24)	USD 75	68,988
5.50%, 11/15/27 (Call 05/31/24)	USD 270	262,237
6.38%, 03/01/29 (Call 03/01/26)(c)	USD 235	233,058
6.63%, 03/01/32 (Call 03/01/27)(c)	USD 205	204,785
6.75%, 08/15/28 (Call 02/15/25)(c)	USD 195	195,786
6.88%, 12/15/30 (Call 08/18/26)(c)	USD 150	150,838
7.13%, 12/01/31 (Call 12/01/26)(c)	USD 95	96,573
Transocean Inc.
8.25%, 05/15/29 (Call 05/15/26)(c)	USD 75	74,625
8.50%, 05/15/31 (Call 05/15/27)(c)(d)	USD 80	79,400
8.75%, 02/15/30 (Call 02/15/26)(c)	USD 108	112,540
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(c)(d)	USD 47	47,073
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(c)	USD 75	76,898
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(c)(d)	USD 65	58,581
6.00%, 04/01/27 (Call 01/01/27)	USD 50	49,382
6.63%, 07/31/26 (Call 04/30/26)(c)	USD 60	60,080
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(c)(d)	USD 99	102,490
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(c)(d)	USD 105	93,374
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)(d)	USD 65	57,583
3.88%, 03/15/31 (Call 03/15/26)(d)	USD 50	43,286
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(c)	USD 55	49,893
4.75%, 02/15/29 (Call 05/31/24)(c)	USD 90	83,804
6.88%, 09/15/28 (Call 09/15/25)(c)	USD 45	45,483
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.25%, 01/15/32 (Call 09/15/26)(c)(d)	USD 45	$45,866
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(c)(d)	USD 135	125,887
6.25%, 01/15/28 (Call 05/13/24)(c)(d)	USD 60	59,945
7.50%, 09/15/27 (Call 05/21/24)(c)	USD 125	127,363
8.00%, 11/01/26 (Call 05/31/24)(c)	USD 145	145,927
UGI International LLC, 2.50%, 12/01/29 (Call 12/01/24)(a)	EUR 100	96,081
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(c)	USD 250	249,737
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(c)	USD 175	168,306
4.63%, 04/15/29 (Call 10/15/28)(c)	USD 197	181,719
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD 80	67,966
3.88%, 11/15/27 (Call 05/13/24)	USD 75	69,894
3.88%, 02/15/31 (Call 08/15/25)	USD 100	87,625
4.00%, 07/15/30 (Call 07/15/25)(d)	USD 70	62,291
4.88%, 01/15/28 (Call 05/13/24)	USD 170	162,904
5.25%, 01/15/30 (Call 01/15/25)(d)	USD 65	62,343
5.50%, 05/15/27 (Call 05/31/24)	USD 47	46,301
6.13%, 03/15/34 (Call 03/15/29)(c)	USD 110	107,387
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(c)	USD 75	73,848
5.50%, 04/15/29 (Call 05/13/24)(c)	USD 50	46,375
5.75%, 06/15/27 (Call 06/15/24)(c)	USD 60	57,456
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(c)	USD 75	58,500
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(c)	USD 40	35,121
6.50%, 02/15/29 (Call 05/13/24)(c)	USD 105	84,262
10.50%, 02/15/28 (Call 09/15/25)(c)	USD 254	263,255
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(c)	USD 105	91,148
6.63%, 06/01/27 (Call 05/13/24)(c)	USD 140	135,229
7.38%, 06/30/30 (Call 06/30/25)(c)(d)	USD 90	85,995
8.00%, 08/15/28 (Call 08/15/25)(c)	USD 135	135,000
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(c)	USD 95	94,309
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	USD 80	79,847
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(c)	USD 95	97,286
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(c)	USD 50	42,000
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(c)(d)	USD 70	63,678
10.50%, 11/01/26 (Call 05/31/24)(c)(d)	USD 55	55,363
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(c)	USD 130	106,705
6.25%, 01/15/30 (Call 10/15/29)(c)	USD 90	88,987
3.88%, 08/15/29 (Call 02/15/29)(c)	USD 125	110,450
4.13%, 08/15/31 (Call 02/15/31)(c)	USD 110	95,621
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(c)	USD 230	234,672
8.38%, 06/01/31 (Call 06/01/26)(c)	USD 215	220,644
9.50%, 02/01/29 (Call 11/01/28)(c)	USD 290	311,234
9.88%, 02/01/32 (Call 02/01/27)(c)(d)	USD 200	212,940
Vericast Corp., 11.00%, 09/15/26 (Call 05/31/24)(c)	USD 121	130,075
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(c)	USD 165	149,919
Security	Par (000)	Value
United States (continued)
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(c)	USD 65	$65,143
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(c)(d)	USD 70	49,529
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(c)	USD 65	62,441
5.63%, 04/15/27 (Call 05/13/24)(c)(d)	USD 60	54,918
6.50%, 07/15/28 (Call 05/31/24)(c)(d)	USD 40	30,675
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(c)	USD 65	62,969
7.00%, 02/15/29 (Call 05/31/24)(c)	USD 50	49,780
9.13%, 07/15/31 (Call 07/15/26)(c)	USD 75	80,378
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/31/24)(c)	USD 135	122,766
5.00%, 07/31/27 (Call 05/13/24)(c)	USD 115	109,683
5.50%, 09/01/26 (Call 05/13/24)(c)	USD 100	97,574
5.63%, 02/15/27 (Call 05/13/24)(c)	USD 120	116,780
6.88%, 04/15/32 (Call 04/15/27)(c)	USD 90	89,590
7.75%, 10/15/31 (Call 10/15/26)(c)	USD 145	148,832
Vital Energy Inc.
7.88%, 04/15/32 (Call 04/15/27)(c)	USD 90	91,354
9.75%, 10/15/30 (Call 10/15/26)	USD 55	59,904
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(c)	USD 70	66,777
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	USD 25	22,697
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR 100	100,773
3.20%, 04/15/30 (Call 01/15/30)	USD 50	42,812
3.45%, 06/01/26 (Call 03/01/26)	USD 125	118,210
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(c)	USD 115	116,998
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(c)	USD 150	155,306
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(c)(e)(f)	USD 74	9,879
9.00%, 11/15/26 (Call 05/31/24)(c)(d)(e)(f)	USD 89	11,882
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(c)	USD 100	99,375
6.63%, 03/15/32 (Call 03/15/27)(c)(d)	USD 80	79,560
7.13%, 06/15/25 (Call 05/31/24)(c)	USD 80	80,024
7.25%, 06/15/28 (Call 05/31/24)(c)(d)	USD 140	142,275
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	USD 210	204,089
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(c)	USD 40	36,951
6.13%, 06/15/25 (Call 05/16/24)(c)	USD 55	54,794
7.38%, 10/01/31 (Call 10/01/26)(c)(d)	USD 45	45,989
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(c)	USD 125	120,000
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 05/30/24)(a)	EUR 100	99,593
3.00%, 02/15/31 (Call 02/15/26)(c)(d)	USD 65	53,911
3.75%, 12/01/29 (Call 12/01/24)(c)	USD 55	48,400
3.88%, 07/15/30 (Call 07/15/25)(c)	USD 55	47,948
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 05/31/24)(c)	USD 80	75,582
5.63%, 08/15/29 (Call 08/15/24)(c)	USD 120	107,389
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(c)(d)	USD 100	96,573

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(c)	USD 75	$69,503
7.13%, 02/15/31 (Call 11/15/30)(c)(d)	USD 80	81,062
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(c)(d)	USD 42	40,759
5.50%, 08/15/28 (Call 07/15/28)(c)	USD 75	64,780
8.88%, 11/30/29 (Call 11/30/26)(c)(d)	USD 40	38,100
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(c)	USD 35	31,784
6.38%, 08/15/25 (Call 05/13/24)(c)	USD 46	45,935
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(c)(d)	USD 45	45,225
7.13%, 02/01/32 (Call 02/01/27)(c)	USD 50	50,171
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD 95	82,111
4.63%, 01/31/32 (Call 10/01/26)	USD 105	94,477
4.75%, 01/15/30 (Call 10/15/29)(c)	USD 75	69,982
5.38%, 04/01/32 (Call 04/01/27)(d)	USD 95	89,644
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(c)	USD 130	103,666
6.13%, 03/01/28 (Call 05/31/24)(c)	USD 110	73,287
		81,893,581
Total Long-Term Investments — 97.1% (Cost: $133,999,242)		125,870,733
	Shares
Short-Term Securities
Money Market Funds — 14.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(j)(k)(l)	17,561,905	17,567,173
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)	1,220,000	$1,220,000
Total Short-Term Securities — 14.5% (Cost: $18,780,117)		18,787,173
Total Investments — 111.6% (Cost: $152,779,359)		144,657,906
Liabilities in Excess of Other Assets — (11.6)%		(14,997,140)
Net Assets — 100.0%		$129,660,766

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,490,082	$2,078,922 (a)	$—	$(275)	$(1,556)	$17,567,173	17,561,905	$38,859 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	710,000	510,000 (a)	—	—	—	1,220,000	1,220,000	28,091	—
				$(275)	$(1,556)	$18,787,173		$66,950	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® US & Intl High Yield Corp Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$125,870,733	$—	$125,870,733
Short-Term Securities
Money Market Funds	18,787,173	—	—	18,787,173
	$18,787,173	$125,870,733	$—	$144,657,906
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$46,425,681	$416,011,647	$375,547,428	$422,113,726
Investments, at value—affiliated(c)	10,000	31,323,981	38,201,727	960,000
Cash	9,976	1,262,681	359,822	24,764
Foreign currency, at value(d)	1,108,596	6,851	1,428	3,591,516
Receivables:
Investments sold	972,156	6,969,521	3,888,982	3,954,886
Securities lending income—affiliated	—	13,407	20,171	—
Capital shares sold	—	—	145,055	—
Dividends— unaffiliated	—	—	—	1,142
Dividends—affiliated	9	10,905	8,448	4,608
Interest— unaffiliated	702,508	5,226,551	6,144,785	8,460,690
Total assets	49,228,926	460,825,544	424,317,846	439,111,332
LIABILITIES
Collateral on securities loaned, at value	—	26,313,383	34,967,279	—
Payables:
Investments purchased	1,382,347	10,334,761	4,577,249	5,282,489
Deferred foreign capital gain tax	—	—	—	62,253
Foreign taxes	—	—	—	6,416
Investment advisory fees	15,746	174,336	155,833	108,053
Total liabilities	1,398,093	36,822,480	39,700,361	5,459,211
Commitments and contingent liabilities
NET ASSETS	$47,830,833	$424,003,064	$384,617,485	$433,652,121
NET ASSETS CONSIST OF
Paid-in capital	$56,889,681	$484,185,359	$524,784,927	$572,821,467
Accumulated loss	(9,058,848)	(60,182,295)	(140,167,442)	(139,169,346)
NET ASSETS	$47,830,833	$424,003,064	$384,617,485	$433,652,121
NET ASSET VALUE
Shares outstanding	1,000,000	9,700,000	10,450,000	12,200,000
Net asset value	$47.83	$43.71	$36.81	$35.55
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$49,384,284	$442,456,705	$421,562,414	$452,942,053
(b) Securities loaned, at value	$—	$24,539,674	$33,394,194	$—
(c) Investments, at cost—affiliated	$10,000	$31,316,342	$38,187,849	$960,000
(d) Foreign currency, at cost	$1,110,643	$6,898	$1,425	$3,626,615
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

iShares US & Intl High Yield Corp Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$125,870,733
Investments, at value—affiliated(c)	18,787,173
Cash	6,357
Foreign currency, at value(d)	841,367
Receivables:
Investments sold	1,172,811
Securities lending income—affiliated	6,126
Dividends—affiliated	3,980
Interest— unaffiliated	2,132,308
Total assets	148,820,855
LIABILITIES
Collateral on securities loaned, at value	17,571,292
Payables:
Investments purchased	1,546,234
Investment advisory fees	42,563
Total liabilities	19,160,089
Commitments and contingent liabilities
NET ASSETS	$129,660,766
NET ASSETS CONSIST OF
Paid-in capital	$148,429,079
Accumulated loss	(18,768,313)
NET ASSETS	$129,660,766
NET ASSET VALUE
Shares outstanding	3,000,000
Net asset value	$43.22
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$133,999,242
(b) Securities loaned, at value	$16,859,481
(c) Investments, at cost—affiliated	$18,780,117
(d) Foreign currency, at cost	$841,095
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$628	$59,935	$56,420	$58,081
Interest—unaffiliated	1,270,171	11,407,832	12,289,020	16,047,357
Securities lending income—affiliated—net	—	78,802	127,034	—
Other income—unaffiliated	—	16,000	10,750	—
Foreign taxes withheld	—	—	—	(286,854)
Total investment income	1,270,799	11,562,569	12,483,224	15,818,584
EXPENSES
Investment advisory	96,135	1,030,994	848,793	696,146
Commitment costs	—	—	—	2,249
Interest expense	—	720	—	2,816
Total expenses	96,135	1,031,714	848,793	701,211
Net investment income	1,174,664	10,530,855	11,634,431	15,117,373
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(501,494)	(1,233,410)	(2,395,771)	(29,831,052)
Investments—affiliated	—	1,725	331	—
Forward foreign currency exchange contracts	—	—	—	(3,453)
Foreign currency transactions	23,217	—	—	382,115
In-kind redemptions—unaffiliated(b)	—	(432,890)	—	1,508
	(478,277)	(1,664,575)	(2,395,440)	(29,450,882)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	2,967,214	23,128,525	32,471,716	32,577,748
Investments—affiliated	—	(5,294)	(6,245)	—
Foreign currency translations	4,893	36	9	582,871
	2,972,107	23,123,267	32,465,480	33,160,619
Net realized and unrealized gain	2,493,830	21,458,692	30,070,040	3,709,737
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,668,494	$31,989,547	$41,704,471	$18,827,110
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(13,801)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(50,955)
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

iShares US & Intl High Yield Corp Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$28,091
Interest—unaffiliated	3,990,473
Securities lending income—affiliated—net	38,859
Other income—unaffiliated	27,694
Foreign taxes withheld	(2,127)
Total investment income	4,082,990
EXPENSES
Investment advisory	253,127
Litigation fees	1,931
Total expenses	255,058
Net investment income	3,827,932
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(320,770)
Investments—affiliated	(275)
Foreign currency transactions	15,264
In-kind redemptions—unaffiliated(a)	(223,752)
(529,533)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	7,146,979
Investments—affiliated	(1,556)
Foreign currency translations	5,763
7,151,186
Net realized and unrealized gain	6,621,653
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,449,585
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,174,664	$2,149,647	$10,530,855	$17,719,698
Net realized loss	(478,277)	(1,780,469)	(1,664,575)	(9,730,848)
Net change in unrealized appreciation (depreciation)	2,972,107	4,743,027	23,123,267	13,005,619
Net increase in net assets resulting from operations	3,668,494	5,112,205	31,989,547	20,994,469
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,678,258)(b)	(215,619)	(10,767,876)(b)	(17,634,770)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	9,148,256	(12,053,593)	125,577,014
NET ASSETS
Total increase in net assets	1,990,236	14,044,842	9,168,078	128,936,713
Beginning of period	45,840,597	31,795,755	414,834,986	285,898,273
End of period	$47,830,833	$45,840,597	$424,003,064	$414,834,986

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets(continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,634,431	$22,632,495	$15,117,373	$32,398,070
Net realized loss	(2,395,440)	(12,951,790)	(29,450,882)	(42,150,960)
Net change in unrealized appreciation (depreciation)	32,465,480	23,985,296	33,160,619	35,916,278
Net increase in net assets resulting from operations	41,704,471	33,666,001	18,827,110	26,163,388
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,439,034)(b)	(23,258,290)	(6,390,267)(b)	(3,783,011)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	47,899,634	4,748,155	(50,084,869)	102,394,288
NET ASSETS
Total increase (decrease) in net assets	78,165,071	15,155,866	(37,648,026)	124,774,665
Beginning of period	306,452,414	291,296,548	471,300,147	346,525,482
End of period	$384,617,485	$306,452,414	$433,652,121	$471,300,147

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,827,932	$7,624,237
Net realized loss	(529,533)	(3,815,859)
Net change in unrealized appreciation (depreciation)	7,151,186	3,535,439
Net increase in net assets resulting from operations	10,449,585	7,343,817
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,739,601)(b)	(7,108,819)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	233,826	22,404,887
NET ASSETS
Total increase in net assets	6,943,810	22,639,885
Beginning of period	122,716,956	100,077,071
End of period	$129,660,766	$122,716,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$45.84	$39.74	$54.74	$51.94	$51.05	$50.66
Net investment income(a)	1.17	2.07	1.38	1.44	1.42	1.51
Net realized and unrealized gain (loss)(b)	2.50	4.30	(14.76)	2.18	0.09	0.82
Net increase (decrease) from investment operations	3.67	6.37	(13.38)	3.62	1.51	2.33
Distributions(c)
From net investment income	(1.68)(d)	(0.27)	(1.56)	(0.82)	(0.62)	(1.94)
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(1.68)	(0.27)	(1.62)	(0.82)	(0.62)	(1.94)
Net asset value, end of period	$47.83	$45.84	$39.74	$54.74	$51.94	$51.05
Total Return(e)
Based on net asset value	7.96%(f)	16.06%	(25.15)%	6.90%	3.00%	4.85%
Ratios to Average Net Assets(g)
Total expenses	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.89%(h)	4.54%	2.92%	2.56%	2.85%	3.03%
Supplemental Data
Net assets, end of period (000)	$47,831	$45,841	$31,796	$71,161	$46,750	$40,838
Portfolio turnover rate(i)	25%	33%	23%	33%	46%	34%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$41.48	$40.27	$51.32	$51.13	$51.29	$47.68
Net investment income(a)	1.11	2.04	1.68	1.75	2.06	2.25
Net realized and unrealized gain (loss)(b)	2.25	1.21	(10.93)	0.23	(0.13)	3.61
Net increase (decrease) from investment operations	3.36	3.25	(9.25)	1.98	1.93	5.86
Distributions from net investment income(c)	(1.13)(d)	(2.04)	(1.80)	(1.79)	(2.09)	(2.25)
Net asset value, end of period	$43.71	$41.48	$40.27	$51.32	$51.13	$51.29
Total Return(e)
Based on net asset value	8.14%(f)	8.06%	(18.42)%	3.88%	3.94%	12.57%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.11%(h)	4.76%	3.62%	3.36%	4.08%	4.51%
Supplemental Data
Net assets, end of period (000)	$424,003	$414,835	$285,898	$518,363	$214,731	$166,685
Portfolio turnover rate(i)	13%	25%	18%	16%	25%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$33.49	$32.19	$43.61	$43.06	$46.63	$45.29
Net investment income(a)	1.23	2.41	2.34	2.43	2.52	2.66
Net realized and unrealized gain (loss)(b)	3.31	1.37	(11.36)	0.68	(3.54)	1.93
Net increase (decrease) from investment operations	4.54	3.78	(9.02)	3.11	(1.02)	4.59
Distributions from net investment income(c)	(1.22)(d)	(2.48)	(2.40)	(2.56)	(2.55)	(3.25)
Net asset value, end of period	$36.81	$33.49	$32.19	$43.61	$43.06	$46.63
Total Return(e)
Based on net asset value	13.72%(f)	11.82%	(21.35)%	7.16%	(2.08)%	10.51%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Total expenses after fees waived	0.50%(h)	0.50%	0.50%	0.49%	0.48%	0.50%
Net investment income	6.85%(h)	6.97%	6.13%	5.40%	5.75%	5.75%
Supplemental Data
Net assets, end of period (000)	$384,617	$306,452	$291,297	$475,355	$303,584	$333,378
Portfolio turnover rate(i)	13%	20%	16%	23%	65%	32%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$34.65	$32.09	$41.73	$41.68	$45.43	$43.24
Net investment income(a)	1.17	2.25	1.95	2.06	2.29	3.09
Net realized and unrealized gain (loss)(b)	0.22	0.61	(10.06)	(2.01)	(4.11)	0.59
Net increase (decrease) from investment operations	1.39	2.86	(8.11)	0.05	(1.82)	3.68
Distributions from net investment income(c)	(0.49)(d)	(0.30)	(1.53)	—	(1.93)	(1.49)
Net asset value, end of period	$35.55	$34.65	$32.09	$41.73	$41.68	$45.43
Total Return(e)
Based on net asset value	3.96%(f)	8.92%	(20.04)%	0.12%	(4.20)%	8.75%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.51%(h)	6.31%	5.37%	4.72%	5.46%	6.95%
Supplemental Data
Net assets, end of period (000)	$433,652	$471,300	$346,525	$517,427	$500,100	$536,078
Portfolio turnover rate(i)	15%	45%	47%	29%	43%	44%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$40.91	$40.03	$49.61	$47.80	$48.97	$48.03
Net investment income(a)	1.30	2.47	2.02	2.09	2.21	2.42
Net realized and unrealized gain (loss)(b)	2.28	0.71	(9.53)	1.99	(1.27)	1.17
Net increase (decrease) from investment operations	3.58	3.18	(7.51)	4.08	0.94	3.59
Distributions from net investment income(c)	(1.27)(d)	(2.30)	(2.07)	(2.27)	(2.11)	(2.65)
Net asset value, end of period	$43.22	$40.91	$40.03	$49.61	$47.80	$48.97
Total Return(e)
Based on net asset value	8.83%(f)	7.93%	(15.46)%	8.56%	2.04%	7.74%
Ratios to Average Net Assets(g)
Total expenses	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.05%(h)	5.91%	4.48%	4.16%	4.65%	5.02%
Supplemental Data
Net assets, end of period (000)	$129,661	$122,717	$100,077	$193,464	$176,851	$176,300
Portfolio turnover rate(i)	14%	19%	16%	31%	33%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$5,907,479	$(5,907,479)	$—	$—
Barclays Capital, Inc.	993,216	(993,216)	—	—
BMO Capital Markets Corp.	670,556	(670,556)	—	—
BNP Paribas SA	710,183	(710,183)	—	—
BofA Securities, Inc.	1,322,022	(1,322,022)	—	—
Citigroup Global Markets, Inc.	379,219	(379,219)	—	—
HSBC Securities (USA), Inc.	126,542	(126,542)	—	—
J.P. Morgan Securities LLC	3,455,676	(3,455,676)	—	—
Jefferies LLC	3,197,599	(3,197,599)	—	—
Morgan Stanley	2,532,386	(2,472,675)	—	59,711(b)
Nomura Securities International, Inc.	991,747	(991,747)	—	—
Pershing LLC	1,126,079	(1,126,079)	—	—
UBS Securities LLC	728,601	(728,601)	—	—
Wells Fargo Securities LLC	2,398,369	(2,398,369)	—	—
	$24,539,674	$(24,479,963)	$—	$59,711
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$5,114,580	$(5,114,580)	$—	$—
Barclays Capital, Inc.	2,516,833	(2,516,833)	—	—
BNP Paribas SA	2,604,379	(2,604,379)	—	—
BofA Securities, Inc.	1,707,811	(1,707,811)	—	—
Goldman Sachs & Co. LLC	618,683	(618,683)	—	—
HSBC Securities (USA), Inc.	220,959	(220,959)	—	—
J.P. Morgan Securities LLC	9,734,284	(9,734,284)	—	—
Jefferies LLC	1,512,233	(1,512,233)	—	—
Morgan Stanley	2,898,471	(2,898,471)	—	—
Nomura Securities International, Inc.	2,399,464	(2,399,464)	—	—
Pershing LLC	1,641,828	(1,641,828)	—	—
Scotia Capital (USA), Inc.	2,028,638	(2,028,638)	—	—
UBS AG	1,898	(1,898)	—	—
UBS Securities LLC	202,806	(202,806)	—	—
Wells Fargo Securities LLC	191,327	(191,327)	—	—
	$33,394,194	$(33,394,194)	$—	$—
US & Intl High Yield Corp Bond
Barclays Bank PLC	$498,925	$(498,925)	$—	$—
Barclays Capital, Inc.	160,475	(160,475)	—	—
BMO Capital Markets Corp.	130,556	(130,556)	—	—
BNP Paribas SA	2,934,052	(2,934,052)	—	—
BofA Securities, Inc.	394,132	(394,132)	—	—
Citadel Clearing LLC	114,225	(114,225)	—	—
Citigroup Global Markets, Inc.	1,790	(1,790)	—	—
Deutsche Bank Securities, Inc.	677,919	(677,919)	—	—
Goldman Sachs & Co. LLC	3,814,307	(3,814,307)	—	—
J.P. Morgan Securities LLC	1,129,478	(1,129,478)	—	—
Jefferies LLC	380,885	(380,885)	—	—
Morgan Stanley	1,089,854	(1,089,854)	—	—
Nomura Securities International, Inc.	156,261	(156,261)	—	—
Pershing LLC	53,350	(53,350)	—	—
RBC Capital Markets LLC	2,063,995	(2,063,995)	—	—
Scotia Capital (USA), Inc.	989,732	(989,732)	—	—
State Street Bank & Trust Co.	1,434,908	(1,434,908)	—	—
Toronto-Dominion Bank	287,984	(287,984)	—	—
UBS AG	16,471	(16,471)	—	—
UBS Securities LLC	207,871	(207,871)	—	—
Wells Fargo Bank N.A.	17,567	(17,567)	—	—
Wells Fargo Securities LLC	304,744	(304,744)	—	—
	$16,859,481	$(16,859,481)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares J.P. Morgan EM Corporate Bond ETF and iShares J.P. Morgan EM High Yield Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares International High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan EM Corporate Bond	$20,559
J.P. Morgan EM High Yield Bond	34,601
US & Intl High Yield Corp Bond	11,282
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
International High Yield Bond	$11,839,136	$12,513,642
J.P. Morgan EM Corporate Bond	52,611,516	53,902,919
J.P. Morgan EM High Yield Bond	43,583,361	44,422,196
J.P. Morgan EM Local Currency Bond	67,482,583	81,723,387
US & Intl High Yield Corp Bond	17,173,137	17,726,744
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan EM Corporate Bond	$17,060,726	$28,610,374
J.P. Morgan EM High Yield Bond	46,641,615	—
J.P. Morgan EM Local Currency Bond	—	26,835,744
US & Intl High Yield Corp Bond	8,271,281	8,282,513
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
International High Yield Bond	$(6,322,936)
J.P. Morgan EM Corporate Bond	(31,514,702)
J.P. Morgan EM High Yield Bond	(91,363,810)
J.P. Morgan EM Local Currency Bond	(75,603,562)
US & Intl High Yield Corp Bond	(10,497,599)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International High Yield Bond	$49,465,422	$830,700	$(3,860,441)	$(3,029,741)
J.P. Morgan EM Corporate Bond	476,089,924	2,633,903	(31,388,199)	(28,754,296)
J.P. Morgan EM High Yield Bond	462,280,216	3,923,262	(52,454,323)	(48,531,061)
J.P. Morgan EM Local Currency Bond	472,099,393	8,271,064	(57,296,731)	(49,025,667)
US & Intl High Yield Corp Bond	153,036,337	1,474,836	(9,853,267)	(8,378,431)
8. LINE OF CREDIT
The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”)

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended April 30, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
International High Yield Bond
Shares sold	—	$—	400,000	$18,331,323
Shares redeemed	—	—	(200,000)	(9,183,067)
	—	$—	200,000	$9,148,256
J.P. Morgan EM Corporate Bond
Shares sold	400,000	$17,645,599	3,700,000	$159,296,527
Shares redeemed	(700,000)	(29,699,192)	(800,000)	(33,719,513)
	(300,000)	$(12,053,593)	2,900,000	$125,577,014
J.P. Morgan EM High Yield Bond
Shares sold	1,300,000	$47,899,634	750,000	$26,852,043
Shares redeemed	—	—	(650,000)	(22,103,888)
	1,300,000	$47,899,634	100,000	$4,748,155
J.P. Morgan EM Local Currency Bond
Shares sold	200,000	$7,259,110	6,800,000	$242,603,715
Shares redeemed	(1,600,000)	(57,343,979)	(4,000,000)	(140,209,427)
	(1,400,000)	$(50,084,869)	2,800,000	$102,394,288
US & Intl High Yield Corp Bond
Shares sold	200,000	$8,700,368	1,600,000	$68,162,901
Shares redeemed	(200,000)	(8,466,542)	(1,100,000)	(45,758,014)
	—	$233,826	500,000	$22,404,887
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1002-0424

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 24, 2024